                                                         File Numbers 333-132009
                                                                      811-21859

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-6

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 /X/

                       Pre-Effective Amendment Number
                                                     ___

                       Post-Effective Amendment Number  4
                                                       ---

                                     and/or

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                              Amendment Number  4
                                               ---

                  SECURIAN LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                           (Exact Name of Registrant)

                         Securian Life Insurance Company
                               (Name of Depositor)

                             400 Robert Street North
                           Saint Paul, Minnesota 55101
              (Address of Depositor's Principal Executive Offices)

                                 (651) 665-3500
               (Depositor's Telephone Number, including Area Code)

                              Dwayne C. Radel, Esq.
                   Senior Vice President and General Counsel
                         Securian Life Insurance Company
                             400 Robert Street North
                         St. Paul, Minnesota 55101-2098
                     (Name and Address of Agent for Service)

                                    Copy to:
                               Stephen E. Roth, Esq.
                         Sutherland, Asbill & Brennan LLP
                           1275 Pennsylvania Avenue, NW
                           Washington, D.C. 20004-2415
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):
    ___ immediately upon filing pursuant to paragraph (b) of Rule 485


     X  on May 1, 2009 pursuant to paragraph (b) of Rule 485
    ---

    ___ 60 days after filing pursuant to paragraph (a)(1) of Rule 485

    ___ on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following:

    ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Group Variable Universal Life Insurance Contracts and Certificates.

                  PART A: INFORMATION REQUIRED IN A PROSPECTUS

Item Number     Caption in Prospectus

     1.         Front and Back Cover Pages

     2.         Risk/Benefit Summary:  Benefits and Risks

     3.         Risk/Benefit Summary:  Fee Table

     4. General Description of Securian Life Variable Universal Life Account, Securian Life Insurance Company, Advantus Series Fund, Inc., Fidelity(R) Variable Insurance Products Funds, Janus Aspen Series, and Ivy Funds Variable Insurance Portfolios, Inc.

     5.         Charges

     6.         General Description of Contracts

     7.         Premiums

     8.         Death Benefits and Contract Values

     9.         Surrenders, Partial Surrenders, and Partial Withdrawals

    10.         Loans

    11.         Lapse and Reinstatement

    12.         Taxes

    13.         Legal Proceedings

    14.         Financial Statements

                 PART B: INFORMATION REQUIRED IN A STATEMENT OF
                             ADDITIONAL INFORMATION

Item Number     Caption in Statement of Additional Information

    15.         Cover Page and Table of Contents

    16.         General Information and History

    17.         Services

    18.         Premiums

    19.         Additional Information About Operation of Contracts and
                Registrant

    20.         Underwriters

    21.         Additional Information About Charges

    22.         Lapse and Reinstatement

    23.         Loans

    24.         Financial Statements

    25.         Illustrations

                                                          SECURIAN LIFE VARIABLE

                                                          UNIVERSAL LIFE ACCOUNT

                                                 SECURIAN LIFE INSURANCE COMPANY

VARIABLE UNIVERSAL LIFE INSURANCE POLICY

This prospectus describes Variable Universal Life Insurance Policies issued by Securian Life Insurance Company ("Securian Life", "we", "us" or "our").

The policies are designed for use in group-sponsored insurance programs to provide life insurance protection to individuals (each an "insured") and the flexibility to vary premium payments. Certificates are documents, generally held by individuals ("certificate owner", "owner" or "you"), setting forth or summarizing the rights of the owners and/or insureds and will be issued under the group contract. A group contract is the Securian Life Variable Group Universal Life Insurance Policy issued to an employer, association or organization that is sponsoring a program of insurance ("group sponsor" or "contractholder") for eligible participants of the contractholder. The contractholder is the sponsor of the group-sponsored insurance program.

Subject to the limitations in this prospectus, the certificate owner may allocate net premiums to one or more of the sub-accounts of a separate account of Securian Life called the Securian Life Variable Universal Life Account (herein "separate account"). The owner is the owner of the certificate as designated in the signed application or as subsequently changed as set forth in the certificate and described in this prospectus. The value of your investment in the separate account will vary with the investment experience of the selected sub-accounts of the separate account. There is no guaranteed minimum value associated with your investment in the separate account and its sub-accounts. Subject to the limitations in the policy and this prospectus, net premiums may also be allocated to a guaranteed account of Securian Life.


The separate account, through its sub-accounts, invests its assets in shares of Advantus Series Fund, Inc. (the "Advantus Series Fund"), Fidelity(R) Variable Insurance Products Funds ("Fidelity(R) VIP"), Ivy Funds Variable Insurance Portfolios, Inc. ("Ivy Funds VIP") and Janus Aspen Series (collectively the "Funds"). The Funds offer their shares exclusively to variable insurance products and certain qualified plans and have 20 portfolios which are available for contracts offered under this prospectus (the "Portfolios"). They are:

ADVANTUS SERIES FUND, INC.


-    Bond Portfolio--Class 2 Shares

-    Index 400 Mid-Cap Portfolio--Class 2 Shares

-    Index 500 Portfolio--Class 2 Shares

-    International Bond Portfolio--Class 2 Shares

-    Money Market Portfolio

-    Mortgage Securities Portfolio--Class 2 Shares

-    Real Estate Securities Portfolio--Class 2 Shares


FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUNDS


-    VIP Contrafund(R) Portfolio: Initial Class Shares

-    VIP Equity-Income Portfolio: Initial Class Shares

-    VIP High Income Portfolio: Initial Class Shares


IVY FUNDS VARIABLE INSURANCE PORTFOLIOS, INC.
(FORMERLY W&R TARGET FUNDS, INC.)

-    Ivy Funds VIP Balanced

-    Ivy Funds VIP Core Equity

-    Ivy Funds VIP Growth

-    Ivy Funds VIP International Value

-    Ivy Funds VIP Micro Cap Growth

-    Ivy Funds VIP Small Cap Growth

-    Ivy Funds VIP Small Cap Value

-    Ivy Funds VIP Value


JANUS ASPEN SERIES

-    Janus Aspen Series Forty Portfolio--Service Shares


-    Janus Aspen Overseas Portfolio--Service Shares (formerly International
     Growth)


PLEASE NOTE THAT THE POLICY, CERTIFICATES AND THE PORTFOLIOS:

          are not guaranteed to achieve their goals;

          are not federally insured;

          are not endorsed by any bank or government agency; and

          are subject to risks, including loss of the amount invested.

A prospectus for each of the Portfolios available through the separate account must accompany this prospectus. Please read these documents carefully before investing and save them for future reference.

The Securities and Exchange Commission has not approved the policy, the certificates, the guaranteed account or determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

THE POLICY AND CERTIFICATES ARE NOT AVAILABLE IN ALL STATES. THIS PROSPECTUS DOES NOT OFFER THE POLICIES OR CERTIFICATES IN ANY JURISDICTION WHERE THEY CANNOT BE LAWFULLY SOLD. YOU SHOULD RELY ONLY ON THE INFORMATION CONTAINED IN THIS PROSPECTUS, SALES MATERIALS WE HAVE APPROVED OR THAT WE HAVE REFERRED YOU TO. WE HAVE NOT AUTHORIZED ANYONE TO PROVIDE YOU WITH INFORMATION THAT IS DIFFERENT.


The date of this prospectus and the statement of additional information is May 1, 2009.


Securian Life Insurance Company                              [SECURIAN(TM) LOGO]
400 Robert Street North
St. Paul, Minnesota 55101
(800) 815-7636

TABLE OF CONTENTS


                                                                            PAGE
Questions and Answers about the Variable Group Universal Life Insurance
   Contract                                                                   2
   Summary of Benefits and Risks                                              2
   Risks of Owning a Variable Universal Life Insurance Certificate            2
   Fee Tables                                                                 6
General Descriptions                                                          9
   Securian Life Insurance Company                                            9
   Securian Life Variable Universal Life Account                              9
   Additions, Deletions or Substitutions                                     11
   Voting Rights                                                             12
   The Guaranteed Account                                                    13
   Summary Information                                                       13
      Guaranteed Account Value                                               13
Charges                                                                      14
   Premium Expense Charges                                                   14
      Sales Charge                                                           14
      Premium Tax Charge                                                     14
      OBRA Expense Charge                                                    14
   Account Value Charges                                                     15
      Monthly Deduction                                                      15
      Withdrawal Charge                                                      16
      Transfer Charge                                                        16
      Additional Benefits Charges                                            16
   Separate Account Charges                                                  16
   Fund Charges                                                              16
   Guarantee of Certain Charges                                              16
Information about the Certificate                                            17
   Applications and Certificate Issue                                        17
   Exchange Privilege                                                        17
   Paid-Up Insurance Option                                                  17
   Dollar Cost Averaging                                                     18
   Free Look                                                                 18
   Continuation of Group Coverage                                            18
   Conversion Privilege to an Individual Policy                              19
   General Provisions of the Group Contract                                  20
      Issuance                                                               20
      Termination                                                            20
      Right to Examine Group Contract                                        20
      Entire Group Contract                                                  20
      Ownership of Group Contract and Group Contract Changes                 20
Certificate Premiums                                                         21
   Premium Limitations                                                       21
   Allocation of Net Premiums and Account Value                              21
Death Benefit and Account Values                                             22
   Option A - Level Death Benefit                                            22
   Option B - Increasing Death Benefit                                       22
   Change in Face Amount                                                     23
      Increases                                                              23
      Decreases                                                              23
      Changes in Face Amount Due to a Change in Death Benefit Option         23
   Payment of Death Benefit Proceeds                                         23
   Account Values                                                            24
      Determination of the Guaranteed Account Value                          24
      Determination of the Separate Account Value                            25
      Unit Value                                                             25
      Net Investment Factor                                                  25
      Daily Values                                                           25

                                                                            PAGE
Surrenders, Withdrawals and Transfers                                        26
   Transfers                                                                 26
      Market Timing                                                          27
      Guaranteed Account Transfer Restrictions                               28
      Other Transfer Information                                             28
Loans                                                                        29
   Loan Interest                                                             30
   Loan Repayments                                                           30
Lapse and Reinstatement                                                      31
   Lapse                                                                     31
   Reinstatement                                                             31
   Additional Benefits                                                       31
      Accelerated Benefits Rider                                             31
      Waiver of Premium Rider                                                32
      Accidental Death and Dismemberment Rider                               32
      Child Rider                                                            32
      Spouse Rider                                                           32
      Policyholder Contribution Rider                                        32
   General Matters Relating to the Certificate                               32
      Postponement of Payments                                               32
      The Certificate                                                        33
      Control of Certificate                                                 33
      Maturity                                                               33
      Beneficiary                                                            33
      Change of Beneficiary                                                  33
      Settlement Options                                                     33
Federal Tax Status                                                           35
   Introduction                                                              35
   Taxation of Securian Life and the Variable Universal Life Account         35
   Tax Status of Certificates                                                35
   Diversification of Investments                                            35
   Owner Control                                                             36
   Tax Treatment of Policy Benefits                                          36
   Modified Endowment Contracts                                              37
   Multiple Policies                                                         38
   Withholding                                                               38
   Continuation of Policy Beyond Age 100                                     38
   Business Uses of Policy                                                   38
   Other Taxes                                                               38
   Employer-owned Life Insurance Contracts                                   38
   Life Insurance Purchases by Residents of Puerto Rico                      39
   Life Insurance Purchases by Nonresident Aliens and Foreign Corporations   39
   Non-Individual Owners and Business Beneficiaries of Policies              39
   Split-Dollar Arrangements                                                 39
   Alternative Minimum Tax                                                   39
      Estate, Gift and Generation-Skipping Transfer Taxes                    39
      Economic Growth and Tax Relief Reconciliation Act of 2001              40
Other Matters                                                                42
   Legal Proceedings                                                         42
   Registration Statement                                                    42
   Financial Statements                                                      42
Statement of Additional Information                                          43

QUESTIONS AND ANSWERS ABOUT THE VARIABLE GROUP UNIVERSAL LIFE INSURANCE CONTRACT

SUMMARY OF BENEFITS AND RISKS

     All of the benefits and risks summarized below are subject to the terms, conditions and restrictions of the group-sponsored insurance program, the certificate and this prospectus.

     A variable universal life insurance certificate is an adjustable benefit life insurance contract that allows accumulation of cash value, while the life insurance coverage remains in force, and permits flexible payment of premiums. The cash value of the certificate will fluctuate with the performance of the sub-accounts of the separate account. The choice of available investment options ("sub-accounts") and the guaranteed account is determined under the group-sponsored insurance program. Values may be transferred among the available investment options. An owner may make a withdrawal from his/her certificate, surrender all or part of his/her certificate or take certificate loans. Each certificate has a minimum face amount of death benefit coverage. The death benefit of a certificate may be greater than its face amount, as further described in this prospectus. If a certificate is in force upon the insured's death, the death benefit will be paid to the designated beneficiary.

     We offer six Riders that provide supplemental benefits under the policy: the Accelerated Benefits Rider, Waiver of Premium Rider, Accidental Death and Dismemberment Rider, Child Rider, Spouse Rider and Policyholder Contribution Rider. There is no charge for the Accelerated Benefits Rider and Policyholder Contribution Rider. These Riders may not be available in all states or in all group-sponsored insurance programs.

     There are several ways of receiving proceeds under the death benefit of a certificate, other than in a lump sum. More detailed information concerning these settlement options is set forth later in this prospectus.

RISKS OF OWNING A VARIABLE UNIVERSAL LIFE INSURANCE CERTIFICATE

     The account values of a certificate, to the extent invested in sub-accounts of the separate account, have no guaranteed minimum account value. Therefore, the owner bears the risk that adverse investment performance may depreciate the owner's account value and, in some cases, may increase the cost of insurance. Additional information concerning investment objectives and policies of the Portfolios (including a comprehensive discussion of the risks of each Portfolio) may be found in the current prospectuses for each Fund which accompany this prospectus. You should carefully review each Fund prospectus before purchasing the contract.

     A universal life insurance certificate is intended for the use of persons who wish to combine both life insurance and the accumulation of cash values. Because of this it is unsuitable as a short-term investment vehicle.

     There is a risk that a certificate will lapse. As described in the "Lapse and Reinstatement" section of this prospectus, lapse will occur only when the net cash value is insufficient to cover the monthly deduction, and the subsequent grace period expires without sufficient payment being made. You may reinstate a lapsed certificate, subject to certain conditions.

     Certificate loans may increase the risk of policy lapse, have a negative effect on a certificate's cash value and reduce a certificate's death benefit.

     In some circumstances, experience credits, loans and amounts received from a withdrawal or surrender of the certificate will be subject to federal income taxation and an additional 10 percent income tax. For additional information regarding federal income taxes see the "Federal Tax Status" section of this prospectus. Withdrawals may also be assessed a processing charge of 2% of the amount withdrawn not to exceed $25.

     Consistent with the group-sponsored insurance program, the group policy, the certificate and this prospectus, we reserve the right to limit the size, number and frequency of transfers, limit the amount of a certificate loan, and restrict certificate withdrawals and surrenders.

WHAT IS A UNIVERSAL LIFE INSURANCE CERTIFICATE?

     A universal life insurance certificate is an adjustable benefit life insurance contract issued pursuant to a group policy. Unlike term life insurance, universal life insurance coverage allows you to accumulate cash value, while the life insurance coverage remains in force, and permits flexible payment of premiums (which means premium payments may be increased or decreased as allowed for by the certificate and this prospectus).

     A universal life certificate of insurance has a stated face amount of insurance payable in the event of the death of the insured, which is paid for by the deduction of specified monthly charges from the account values. The face amount is the minimum amount of death benefit proceeds paid upon the death of the insured, so long as the certificate remains in force and there are no outstanding loans. We will also deduct from the face amount any unpaid monthly deduction. The face amount is shown on the specifications page attached to the certificate. The insured is the person whose life is covered by life insurance under a certificate. Unlike term life insurance, universal life insurance coverage may be adjusted by the owner of the certificate, without the necessity of issuing a new certificate for that owner. There are limitations to these adjustments and we may require evidence of insurability before requested increases take effect.

     Universal life insurance coverage is provided without specifying the frequency and amount of each premium payment (as is the practice for scheduled premium life insurance certificates). The time and amount of the payment of premium may be determined by the owner. The life insurance coverage will remain in force for an insured so long as the certificate's net cash value is sufficient to cover monthly charges when due. The net cash value is the account value of a certificate less any outstanding certificate loans and accrued certificate loan interest charged (plus any accrued loan interest credits) and less any charges due. It is the amount an owner may obtain through surrender of the certificate.

     Subject to restrictions described herein, an owner may make payments in excess of that minimum amount required to keep a certificate in force, take full or partial surrenders of cash values and take out certificate loans. If cash values are insufficient for the payment of the required monthly charges, then a premium payment is required or the life insurance coverage provided to the owner will lapse.

     A universal life insurance certificate may be inappropriate for individuals seeking life insurance protection which is the equivalent of term-type coverage. Term life insurance coverage is usually for a fixed period of time for a fixed premium.

WHAT MAKES THE CERTIFICATE "VARIABLE"?

     The certificate is termed "variable" because unlike a universal life certificate which provides for the accumulation of certificate values at fixed rates determined by the insurance company, variable universal life insurance certificate values may be invested in variable investment options. The separate account we use for our group contracts is called the Securian Life Variable Universal Life Account and is composed of variable investment options or sub-accounts. The separate account keeps its assets separate from the other assets of Securian Life. Each sub-accounts invests in a corresponding Portfolio of a Fund. Thus, the owner's account value, to the extent invested in the variable investment options (sub-accounts), will vary with the positive or negative investment experience of the corresponding Portfolios of the Funds.

     The account value of a certificate is the sum of the separate account value, guaranteed account value and loan account value. The separate account value is the sum of all current sub-account values into which the owner has made allocations. The guaranteed account value is the sum of all net premiums and transfers allocated to the guaranteed account and interest declared thereon and experience credits, if any, minus amounts transferred to the separate account or removed in connection with a withdrawal or loan and minus charges assessed against the guaranteed account value. The loan account value is the portion of the general account attributable to loans under a certificate together with accrued interest.

IS THERE AN INVESTMENT PERFORMANCE RISK?

     Yes. The account value of the certificate, to the extent invested in sub-accounts of the separate account, has no guaranteed minimum account value. Therefore, the owner bears the risk that adverse investment performance may reduce the owner's account value. The owner is also subject to the risk that the investment performance of the selected sub-accounts may be less favorable than that of other sub-accounts, and in order to keep the certificate in force the owner may be required to pay more premiums than originally planned. The certificate also offers the owner the opportunity to have the account value increase more rapidly than it would under comparable fixed benefit certificates by virtue of favorable investment performance. In addition, under some certificates, the death benefit will also increase and decrease (but not below the guaranteed amount) with investment experience.

     Owners seeking the traditional insurance protections of a guaranteed account value may allocate net premiums to the certificate's guaranteed account option which provides for guaranteed accumulation at a fixed rate of interest. Additional information on this option may be found under "The Guaranteed Account" and the "Death Benefit and Account Values" sections of this prospectus. If the owner allocates net premiums or account value to the guaranteed account, then we credit the owner's account value in the guaranteed account with a declared rate of interest, but the owner assumes the risk that the rates may decrease, although it will never be lower than a minimum guaranteed annual rate of 3 percent.

WHAT VARIABLE INVESTMENT OPTIONS ARE AVAILABLE?

     The separate account currently invests in each of the 20 Portfolios listed below. However, your group sponsor insurance program may limit the Portfolios, and in turn the sub-accounts, available for investment under your certificate. As such, you should consult your group sponsor to determine if restrictions apply to your investment in any of sub-accounts funded by the Portfolios listed below.


     Advantus Series Fund Portfolios include (except for Money Market, all are Class 2 Shares):

          Bond Portfolio
          Index 400 Mid-Cap Portfolio
          Index 500 Portfolio
          International Bond Portfolio
          Money Market Portfolio
          Mortgage Securities Portfolio
          Real Estate Securities Portfolio

     Fidelity(R) VIP Portfolios include (all are Initial Class Shares):

          Fidelity(R) VIP Contrafund(R) Portfolio
          Fidelity(R) VIP Equity-Income Portfolio
          Fidelity(R) VIP High Income Portfolio

     Ivy Funds VIP Portfolios include:

          Ivy Funds VIP Balanced
          Ivy Funds VIP Core Equity
          Ivy Funds VIP Growth
          Ivy Funds VIP International Value
          Ivy Funds VIP Micro Cap Growth
          Ivy Funds VIP Small Cap Growth
          Ivy Funds VIP Small Cap Value
          Ivy Funds VIP Value

     Janus Aspen Series Portfolios include (all are Service Shares):

          Janus Aspen Series Forty Portfolio
          Janus Aspen Series Overseas Portfolio


     There is no assurance that any Portfolio will meet its objectives. Additional information concerning investment objectives and policies of the Portfolios (including a comprehensive discussion of the risks of each Portfolio) may be found in the current prospectuses for each Fund which accompany this prospectus. We reserve the right to add, combine or remove eligible Funds and Portfolios.

HOW CAN NET PREMIUMS BE ALLOCATED?

     In the initial signed application for life insurance, the owner may indicate the desired allocation of net premiums among the guaranteed account and the available sub-accounts of the separate account, subject to the limitations in the certificate and this prospectus. All future net premiums will be allocated in the same proportion until the owner requests a change in the allocation. Similarly, the owner may request a transfer of amounts between sub-accounts or between the sub-accounts and the guaranteed account, subject to the limitations in the certificate and this prospectus.

WHAT DEATH BENEFIT OPTIONS ARE OFFERED UNDER THE CERTIFICATE?

     We offer two death benefit options under the certificate. Under "Option A", a level death benefit, the death benefit is the face amount of the certificate. Under "Option B", a variable death benefit, the death benefit is the face amount of the certificate plus the net cash value. So long as a certificate remains in force and there are no certificate loans, the minimum death benefit under either option will be at least equal to the current face amount (less any monthly deduction). The death benefit proceeds will be adjusted by the amount of any charges due or overpaid and any outstanding certificate loans and certificate loan interest due determined as of the date of death.

     For information on the death benefit option applicable to your certificate see the "Death Benefit and Account Values" section of this prospectus.

     There is a minimum initial face amount for the certificate which is stated on the specifications page of the certificate. The owner may generally change the face amount, but evidence of insurability of the insured may be required for certain face amount increases.

     There is a minimum death benefit based on the account value that is required to preserve the qualification of this certificate as life insurance under Section 7702 of the Internal Revenue Code (the "Code"). This is further described under the "Death Benefit and Account Values" section of this prospectus.

ARE THE BENEFITS UNDER A CERTIFICATE SUBJECT TO FEDERAL INCOME TAX?

     Although guidance is limited, we believe that the owner's certificate should qualify as a life insurance contract for federal income tax purposes. Assuming that a certificate qualifies as a life insurance contract for federal income tax purposes, the benefits under certificates described in this prospectus should receive the same tax treatment under the Code as benefits under traditional fixed benefit life insurance certificates. Therefore, death proceeds payable under variable life insurance certificates should be excludable from the beneficiary's gross income for federal income tax purposes. The owner's net cash value should grow tax-deferred until such cash value is actually distributed to the owner.

     Unless a certificate is classified as a "modified endowment contract," distributions, including partial and complete surrenders and experience credits paid in cash, will not be taxed except to the extent that they exceed the owner's "investment in the contract" (i.e., gross premiums paid under the certificate reduced by any previously received amounts that were excludable from income), and loans will generally not be treated as taxable distributions. For federal income tax purposes, certificates classified as modified endowment contracts are treated as life insurance only with respect to the tax treatment of death proceeds and the tax-free inside buildup of yearly account value increases. However, amounts received by the owner of a modified endowment contract, such as experience credits paid in cash, loans and amounts received from a withdrawal or from a surrender of the certificate will be subject to the same tax treatment as amounts received under an annuity during the accumulation period. Annuity tax treatment includes the 10 percent additional income tax imposed on the portion of any distribution that is included in income, except where the distribution or loan:

-    is made on or after the owner attains age 59 1/2,

-    is attributable to the owner becoming disabled, or

- is part of a series of substantially equal periodic payments for the life of the owner or the joint lives of the owner and beneficiary.

     Determining whether a certificate is a modified endowment contract requires an examination of the premium paid in relation to the death benefit of the certificate. A certificate would be a modified endowment contract if the total premiums during the first seven contract years exceed the total sum of the net level premiums which would be paid under a seven-pay life certificate. A certificate which is subject to a material change will be treated as a new certificate on the date that the material change takes effect, to determine whether it is a modified endowment contract. The account value on the material change date will be taken into account in determining whether the seven-pay standard is met.

     For additional information regarding federal income taxes see the "Federal Tax Status" section of this prospectus.

DOES THE OWNER HAVE ACCESS TO THE ACCOUNT VALUES?

     Yes. The net cash value, subject to the limitations in the certificate and this prospectus, is available to the owner during the insured's lifetime. The net cash value may be used:

-    to provide retirement income,

-    as collateral for a loan,

- to continue some amount of insurance protection without payment of premiums, or

-    to obtain cash by surrendering the certificate in full or in part.

     The owner may borrow, as a certificate loan, an amount up to 90 percent of the owner's account value less any existing loan account value. The loan account is the portion of the general account attributable to loans under a certificate. Each alternative for accessing the owner's account value may be subject to conditions described in the certificate or under the "Death Benefit and Account Values", "Surrenders, Withdrawals and Transfers" and "Loans" sections of this prospectus.

     In general, the owner may request a surrender of or a withdrawal from the certificate at any time while the insured is living. A surrender or withdrawal may have federal income tax consequences. (See "Federal Tax Status".) Withdrawals may also assess a processing charge of 2% of the amount withdrawn not to exceed $25.

     A withdrawal of the net cash value of the certificate is permitted in any amount equal to at least the minimum established for certificates under the group-sponsored insurance program. The minimum will never exceed $500. The maximum withdrawal is equal to 100% of the net cash value. We reserve the right to limit the number of withdrawals to one per certificate month, change the minimum amount for withdrawals, limit the frequency of withdrawals, or restrict or prohibit withdrawals from the guaranteed account.

WHAT CHARGES ARE ASSOCIATED WITH THE CERTIFICATE?

     We assess certain charges against each premium payment and the account values under each certificate and against the asset value of the separate account. These charges, which are largely designed to cover our expenses in providing insurance protection and in distributing and administering the certificates are described under the "Charges" section of this prospectus. The specific charges are shown on the specifications page of the certificate. There are also advisory fees and expenses which are assessed against the asset value of each of the Portfolios of the Funds. We also reserve the right to charge against the separate account assets, or make other provisions, for additional tax liability we may incur with respect to the separate account or the certificates.

FEE TABLES

     The following tables describe the fees and expenses that are payable when buying, owning and surrendering the certificate. The first table describes the fees and expenses that are payable at the time that the owner buys the certificate, surrenders the certificate, or transfers cash value between available investment options.

                                TRANSACTION FEES

CHARGE                                   WHEN CHARGE IS DEDUCTED                 AMOUNT DEDUCTED
---------------------------------   --------------------------------   ----------------------------------
Maximum Sales Charge Imposed on
     Premiums                       From Each Premium Payment*         5% of Premium+

Maximum Premium Tax Charge          From Each Premium Payment*         4% of Premium+

Maximum OBRA Expense Charge**       From Each Premium Payment*         1.25% of Premium++

Maximum Deferred Sales Charge       None                               N/A

Maximum Withdrawal Fee              From Each Withdrawal               Lesser of $25 or 2% of Withdrawal
                                                                       Amount+

Maximum Transfer Fee                Upon Each Transfer+++              $10+++

----------
* The charge may be waived in some group sponsored insurance programs for premiums received in conjunction with an Internal Revenue Code Section 1035 exchange.

** The OBRA expense charge is to reimburse the Company for extra costs associated with recent federal law that increases corporate tax owed by certain insurance companies. For a further discussion of the OBRA expense charge see the "OBRA Expense Charge" section of this prospectus.

+ The actual fee may vary depending upon the group-sponsored insurance program under which the certificate is issued, but will not exceed the fee stated in the table.

++ For a certificate considered to be an individual certificate under the Omnibus Budget Reconciliation Act of 1990 ("OBRA") the charge will not exceed 1.25 percent of each premium payment. If a certificate is considered to be a group certificate under OBRA, the charge will not exceed 0.35 percent of each premium payment.

+++ There is currently no fee assessed for transfers. A charge, not to exceed $10 per transfer, may be imposed in the future.

     THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT AN OWNER WILL PAY PERIODICALLY DURING THE TIME THAT THE OWNER OWNS THE CERTIFICATE, NOT INCLUDING FUND OPERATING EXPENSES. THE TABLE ALSO INCLUDES RIDER CHARGES THAT WILL APPLY IF THE OWNER PURCHASES ANY RIDER(S) IDENTIFIED BELOW.

               PERIODIC CHARGES OTHER THAN FUND OPERATING EXPENSES

CHARGE                                   WHEN CHARGE IS DEDUCTED                 AMOUNT DEDUCTED
---------------------------------   --------------------------------   ----------------------------------
COST OF INSURANCE CHARGE
   MAXIMUM & MINIMUM
   CHARGE FOR CERTIFICATES ISSUED
   PRIOR TO JANUARY 1, 2009 AND
   ALL FACE AMOUNT INCREASES
   ON SUCH CERTIFICATES             On the Certificate Date and Each   Maximum: $25.26 Per Month Per
                                    Subsequent Monthly Anniversary     $1,000 of Net Amount at Risk

                                                                       Minimum: $0.03 Per Month Per
                                                                       $1,000 of Net Amount at Risk
   MAXIMUM & MINIMUM
   CHARGE(6)                        On the Certificate Date and Each   Maximum: $18.81 Per Month Per
                                    Subsequent Monthly Anniversary     $1,000 of Net Amount at Risk(1)(5)

                                                                       Minimum: $0.03 Per Month Per
                                                                       $1,000 of Net Amount at Risk(1)
   CHARGE FOR A 45 YEAR OLD
   NON-SMOKING
   CERTIFICATEHOLDER(7)             On the Certificate Date and Each   $0.11 Per Month Per $1,000
                                    Subsequent Monthly Anniversary     of Net Amount at Risk(1)

MONTHLY ADMINISTRATION CHARGE       On the Certificate Date and Each   Maximum: $4 Per Month(2)
                                    Subsequent Monthly Anniversary

LOAN INTEREST SPREAD                Each Monthly Anniversary           2 percent Per Annum(3)

ACCIDENTAL DEATH AND
   DISMEMBERMENT CHARGE             On the Certificate Date and Each   Maximum: $0.10 Per Month Per
                                    Subsequent Monthly Anniversary     $1,000 of Net Amount at Risk(4)

WAIVER OF PREMIUM CHARGE            On the Certificate Date and Each   Maximum: 50% of the Cost of
                                    Subsequent Monthly Anniversary     Insurance Charge(4)

CHILD RIDER CHARGE                  On the Certificate Date and Each   Maximum: $0.35 Per Month Per
                                    Subsequent Monthly Anniversary     $1,000 of Net Amount at Risk(4)

CHARGE                                   WHEN CHARGE IS DEDUCTED                 AMOUNT DEDUCTED
---------------------------------   --------------------------------   ----------------------------------
SPOUSE RIDER CHARGE
   MAXIMUM & MINIMUM
   CHARGE FOR CERTIFICATES ISSUED
   PRIOR TO JANUARY 1, 2009 AND
   ALL FACE AMOUNT INCREASES
   ON SUCH CERTIFICATES             On the Certificate Date and Each   Maximum: $25.26 Per Month Per
                                    Subsequent Monthly Anniversary     $1,000 of Net Amount at Risk

                                                                       Minimum: $0.03 Per Month Per
                                                                       $1,000 of Net Amount at Risk

   MAXIMUM & MINIMUM CHARGE(6)      On the Certificate Date and Each   Maximum: $18.81 Per Month Per
                                    Subsequent Monthly Anniversary     $1,000 of Net Amount at Risk(1)(4)

                                                                       Minimum: $0.03 Per Month Per
                                                                       $1,000 of Net Amount at Risk(1)(4)

   CHARGE FOR A 45 YEAR OLD
   NON-SMOKING
   CERTIFICATEHOLDER(7)             On the Certificate Date and Each   $0.11 Per Month Per $1,000
                                    Subsequent Monthly Anniversary     of Net Amount at Risk(1)(4)

----------
(1) The cost of insurance charge will vary depending upon the insured's attained age, the group sponsored insurance program and rate class. The charges noted may not be representative of the charges that you would pay. For information regarding the specific cost of insurance rate that will apply to your certificate please contact Securian Life at 1-800-815-7636, during normal business hours of 8:00 a.m. to 4:45 p.m., Central Time.

(2) The monthly administration charge depends on the number of certificate owners under the group sponsored insurance program, the administrative services provided, the expected average face amount as well as other certificate features.

(3) The Loan Interest Spread is the difference between the amount of interest we charge you for a loan (guaranteed not to exceed 8% annually) and the amount of interest we credit to the amount of the certificate loan in the loan account value (guaranteed not to be less than 6% annually). While a certificate loan is outstanding, loan interest is due and payable in arrears at the end of each certificate month or for the duration of the certificate, if shorter. For a complete discussion of loan interest charges and credits see the "Loan Interest" section of this prospectus.

(4) The availability of additional insurance benefit riders will depend upon the particular group sponsored insurance program. You should check with your group sponsor to determine which additional insurance benefit riders are available under your program. Charges for additional insurance benefit riders may vary among group sponsored insurance programs.

(5) The net amount at risk for a certificate month is the difference between the death benefit and the account value.

(6) The maximum charge in this row applies to certificates issued on or after January 1, 2009.

(7)  For certificates issued both before and after January 1, 2009.

     For information concerning compensation paid for the sale of the group contract and certificates, see the "Distribution of Certificates" section of the prospectus.


     The next table describes the range of total annual Portfolio operating expenses that an owner will pay while he or she owns the certificate. Expenses of the Portfolios may be higher or lower in the future. The table shows the lowest and highest expenses (as a percentage of Portfolio assets) charged by any of the Funds for its Portfolios for the fiscal year ended December 31, 2008. More detail concerning a particular Fund and its Portfolios' fees and expenses is contained in the prospectus for that Fund.


                  RANGE OF ANNUAL PORTFOLIO OPERATING EXPENSES
           (EXPENSES THAT ARE DEDUCTED FROM PORTFOLIO ASSETS INCLUDING
         MANAGEMENT FEES, DISTRIBUTION (12b-1) FEES AND OTHER EXPENSES)*


FEE DESCRIPTION                             MINIMUM   MAXIMUM
-----------------------------------------   -------   -------
Total Annual Portfolio Operating Expenses    0.47%     1.36%


----------
* The range of Total Annual Portfolio Operating Expenses presented in this table does not reflect any fee waivers or expense reductions. Under certain circumstances the Funds may charge a redemption fee for certain market timing or frequent trading activity. For more detailed information about the fee and expense charges, fee waivers (if applicable), redemption fees (if applicable) and expense reductions (if applicable) for a particular Fund Portfolio please see that Fund's prospectus.

                                                            GENERAL DESCRIPTIONS

SECURIAN LIFE INSURANCE COMPANY


     Securian Life Insurance Company, 400 Robert Street North, St. Paul, Minnesota 55101, is a stock life insurance company organized under the laws of Minnesota. We are licensed to conduct a life insurance business in all states.


SECURIAN LIFE VARIABLE UNIVERSAL LIFE ACCOUNT


     The separate account was established on December 1, 2004, by our Board of Directors in accordance with certain provisions of the Minnesota insurance law. The separate account is registered as a "unit investment trust" with the Securities and Exchange Commission under the Investment Company Act of 1940. The separate account meets the definition of a "separate account" under the federal securities laws.


     We are the legal owner of the assets in the separate account. The obligations to certificate owners and beneficiaries arising under the group contracts and certificates are general corporate obligations of Securian Life. Our general assets back these obligations. The Minnesota law under which the separate account was established provides that the assets of the separate account shall not be chargeable with liabilities arising out of any other business which we may conduct, but shall be held and applied exclusively to the benefit of the holders of those variable life insurance certificates for which the separate account was established. The income, gains and losses credited to or charged against the separate account reflect the account's own investment experience and are entirely independent of both the investment performance of our guaranteed account and of any other separate account which we may have established or may later establish.

     The separate account is divided into sub-accounts, each of which currently invests in one of the 20 Fund Portfolios shown on the cover page of this prospectus. Your group sponsor insurance program, however, may limit the Portfolios, and in turn the sub-accounts, available for investment under your certificate. As such, you should consult your group sponsor to determine if restrictions apply to your investment in any of sub-accounts funded by the Portfolios.


     The separate account currently invests in the Portfolios of Advantus Series Fund, Fidelity(R) VIP, Ivy Funds VIP and Janus Aspen Series. The Fund Portfolio prospectuses accompany this prospectus. For additional copies please call us at 1-800-815-7636. You should read each prospectus carefully before investing in the certificate.


     The assets of each Portfolio are separate from the others and each has different investment objectives and policies. Therefore, each Portfolio operates as a separate investment fund and the investment performance of one has no effect on the investment performance of the other Portfolios.

     All dividends and capital gains distributions from each Portfolio are automatically reinvested in shares of that Portfolio at net asset value.

     Below is a list of the Portfolios and their adviser and sub-adviser, if applicable.


FUND/PORTFOLIO                              INVESTMENT ADVISER          INVESTMENT SUB-ADVISER
----------------------------------  ---------------------------------  ------------------------
ADVANTUS SERIES FUND:
Bond Portfolio--
   Class 2 Shares                   Advantus Capital Management, Inc.
Index 400 Mid-Cap Portfolio--
   Class 2 Shares                   Advantus Capital Management, Inc.
Index 500 Portfolio--
   Class 2 Shares                   Advantus Capital Management, Inc.
International Bond Portfolio--
   Class 2 Shares                   Advantus Capital Management, Inc.  Franklin Advisers, Inc.
Money Market Portfolio*             Advantus Capital Management, Inc.
Mortgage Securities Portfolio--
   Class 2 Shares                   Advantus Capital Management, Inc.
Real Estate Securities
   Portfolio--Class 2 Shares        Advantus Capital Management, Inc.

FIDELITY(R) VIP:
Contrafund(R)  Portfolio:
   Initial Class Shares             Fidelity Management & Research     FMR Co., Inc., Fidelity
   (Seeks long-term capital         Company                            Management & Research
   appreciation.)                                                      (U.K.) Inc., Fidelity
                                                                       Research & Analysis
                                                                       Company, Fidelity
                                                                       Investments Japan
                                                                       Limited, Fidelity
                                                                       International Investment
                                                                       Advisors,Fidelity
                                                                       International Investment
                                                                       Advisors (U.K.) Limited

Equity-Income Portfolio:
   Initial Class Shares             Fidelity Management & Research     FMR Co., Inc., Fidelity
   (Seeks reasonable income. The    Company                            Management & Research
   fund will also consider the                                         (U.K.) Inc., Fidelity
   potential for capital                                               Research & Analysis
   appreciation. The fund's goal                                       Company, Fidelity
   is to achieve a yield which                                         Investments Japan
   exceeds the composite yield on                                      Limited, Fidelity
   the securities comprising the                                       International Investment
   Standard & Poor's 500(SM) Index                                     Advisors, Fidelity
   (S&P 500(R)).)                                                      International Investment
                                                                       Advisors (U.K.) Limited

High Income Portfolio:
   Initial Class Shares             Fidelity Management & Research     FMR Co., Inc., Fidelity
   (Seeks a high level of current   Company                            Management & Research
   income, while also considering                                      (U.K.) Inc., Fidelity
   growth of capital.)                                                 Research & Analysis
                                                                       Company, Fidelity
                                                                       Investments Japan
                                                                       Limited, Fidelity
                                                                       International Investment
                                                                       Advisors, Fidelity
                                                                       International Investment
                                                                       Advisors (U.K.) Limited

IVY FUNDS VARIABLE INSURANCE PORTFOLIOS, INC.:
Ivy Funds VIP Balanced              Waddell & Reed Investment
   (Seeks, as a primary             Management Company
   objective, to provide current
   income to the extent that, in
   the opinion of Waddell & Reed
   Investment Management Company,
   the Fund's investment manager,
   market and economic conditions
   permit. As a secondary
   objective, the Portfolio seeks
   long-term appreciation of
   capital.)

FUND/PORTFOLIO                          INVESTMENT ADVISER     INVESTMENT SUB-ADVISER
----------------------------------  -------------------------  ----------------------
Ivy Funds VIP Core Equity           Waddell & Reed Investment
   (Seeks capital growth and        Management Company
   income.)
Ivy Funds VIP Growth                Waddell & Reed Investment
   (Seeks capital growth, with      Management Company
   current income as a secondary
   objective.)
Ivy Funds VIP International
   Value                            Waddell & Reed Investment  Templeton Investment
                                    Management Company         Counsel, LLC
Ivy Funds VIP Micro Cap
   Growth                           Waddell & Reed Investment  Wall Street Associates
                                    Management Company
Ivy Funds VIP Small Cap
   Growth                           Waddell & Reed Investment
                                    Management Company
Ivy Funds VIP Small Cap Value       Waddell & Reed Investment
                                    Management Company
Ivy Funds VIP Value                 Waddell & Reed Investment
   (Seeks long-term capital         Management Company
   appreciation.)

JANUS ASPEN SERIES:
Forty Portfolio--
   Service Shares
   (Seeks long-term growth of       Janus Capital Management LLC
   capital.)
Overseas Portfolio--
   Service Shares
   (Seeks long-term growth of       Janus Capital Management LLC
   capital.)


----------

* Although the Money Market Portfolio seeks to preserve a stable net asset value per share, it is possible to lose money by investing in the Money Market Portfolio. An investment in a money market portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any government agency. In addition, because of expenses incurred by sub-accounts in the separate account, during extended periods of low interest rates, the yield of the sub-account that invests in the Money Market Portfolio may also become extremely low and possibly negative. The Money Market Portfolio participates in Treasury's Temporary Guarantee Program for Money Market Funds. See the Money Market Portfolio prospectus for additional information.


     The above Portfolios were selected based on several criteria, including asset class coverage, the strength of the investment adviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we considered during the selection process was whether the Portfolio's investment adviser or an affiliate will make payments to us or our affiliates. For additional information on these arrangements, see "Payments Made by Underlying Mutual Funds."

     WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR PORTFOLIO. YOU BEAR THE RISK OF ANY DECLINE IN THE CERTIFICATE CASH VALUE OF YOUR CERTIFICATE RESULTING FROM THE PERFORMANCE OF THE PORTFOLIO YOU HAVE CHOSEN.

ADDITIONS, DELETIONS OR SUBSTITUTIONS

     We reserve the right to add, combine or remove any sub-accounts of the Variable Universal Life Account when permitted by law. Each additional sub-account will purchase shares in a new portfolio or mutual fund. New sub-accounts may be established when, in our sole discretion, marketing, tax, investment or other conditions warrant such action. We will use similar considerations should there be a determination to eliminate one or more of the sub-accounts of the separate account. Any new investment option will be made available to existing owners on whatever basis we may determine.

     We retain the right, subject to any applicable law, to make substitutions with respect to the investments of the sub-accounts of the separate account. If investment in a Portfolio of the Funds should no longer be possible or if we determine it becomes inappropriate for certificates of this class, we may substitute another mutual fund or portfolio for a sub-account. Substitution may be made with respect to existing account values and future premium payments. A substitution may be made only with any necessary approval of the Securities and Exchange Commission.

     We reserve the right to transfer assets of the separate account as determined by us to be associated with the certificates to another separate account. A transfer of this kind may require the approval of state regulatory authorities and of the Securities and Exchange Commission.

     We also reserve the right, when permitted by law, to restrict or eliminate any voting right of owners or other persons who have voting rights as to the separate account, and to combine the separate account with one or more other separate accounts, and to deregister the separate account under the Investment Company Act of 1940.

     The Funds serve as the underlying investment medium for amounts invested in life insurance company separate accounts funding both variable life insurance policies and variable annuity contracts, as the investment medium for such policies and contracts issued by Securian Life and other affiliated and unaffiliated life insurance companies, and as the investment medium for certain participating qualified plans to fund plan benefits. It is possible that there may be circumstances where it is disadvantageous for either: (i) the owners of variable life insurance policies and variable annuity contracts to invest in one of the Funds at the same time, or (ii) the owners of such policies and contracts issued by different life insurance companies to invest in one of the Funds at the same time or (iii) participating qualified plans to invest in shares of one of the Funds at the same time as one or more life insurance companies. Neither the Funds nor Securian Life currently foresees any disadvantage, but if one of the Funds determines that there is any such disadvantage due to a material conflict of interest between such policy owners and contract owners, or between different life insurance companies, or between participating qualified plans and one or more life insurance companies, or for any other reason, one of the Funds' Board of Directors will notify the life insurance companies and participating qualified plans of such conflict of interest or other applicable event. In that event, the life insurance companies or participating qualified plans may be required to sell the applicable Funds' shares with respect to certain groups of policy owners or contract owners, or certain participants in participating qualified plans, in order to resolve any conflict. The life insurance companies and participating qualified plans will bear the entire cost of resolving any material conflict of interest.

VOTING RIGHTS

     We will vote the shares of the Funds held in the various sub-accounts of the Variable Universal Life Account at regular and special shareholder meetings of the Funds in accordance with the owner's instructions. If, however, the Investment Company Act of 1940, as amended, or any regulation thereunder should change and we determine that it is permissible to vote the shares of the Funds in our own right, we may elect to do so. The number of votes as to which the owner has the right to instruct will be determined by dividing his or her sub-account value by the net asset value per share of the corresponding Portfolio of the Funds. The sub-account value is the number of units of a sub-account credited to a certificate multiplied by the current unit value for that sub-account. Fractional shares will be counted. The number of votes as to which the owner has the right to instruct will be determined as of the date coincident with the date established by the Funds for determining shareholders eligible to vote at the meeting of the Funds. Voting instructions will be solicited prior to the meeting in accordance with procedures established by the Funds. We will vote shares of the Funds held by the separate account as to which no instructions are received in proportion to the voting instructions which are received from certificate owners with respect to all certificates participating in the separate account. Proportional voting may result in a small number of certificate owners determining the outcome of a vote.

     We may, when required by state insurance regulatory authorities, disregard voting instructions if the instructions require that shares be voted so as to cause a change in sub-classification or investment policies of the Funds or approve or disapprove an investment advisory contract of the Funds. In addition, we may disregard voting instructions in favor of changes in the investment policies or the investment adviser of one or more of the Funds if we reasonably disapprove of such changes. A change would be disapproved only if the proposed change is contrary to state law or disapproved by state regulatory authorities on a determination that the change would be detrimental to the interests of certificate owners or if we determine that the change would be inconsistent with the investment objectives of the Funds or would result in the purchase of securities for the Funds which vary from the general quality and nature of investments and investment techniques utilized by other separate accounts created by us or any of our affiliates which have similar investment objectives. In the event that we disregard voting instructions, a summary of that action and the reason for such action will be included in the owner's next semi-annual report.

THE GUARANTEED ACCOUNT

     The guaranteed account is part of our general account. The owner may allocate net premiums and may transfer net cash values of the certificate, subject to the limitations in the certificate and this prospectus, to our guaranteed account.

     Because of exemptive and exclusionary provisions, interests in Securian Life's guaranteed account have not been registered under the Securities Act of 1933, and the guaranteed account has not been registered as an investment company under the Investment Company Act of 1940. Therefore, neither the guaranteed account nor any interest therein is subject to the provisions of these Acts, and Securian Life has been advised that the staff of the SEC does not review disclosures relating to it. Disclosures regarding the guaranteed account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

     This prospectus describes a Variable Universal Life Insurance group contract and certificate and is generally intended to serve as a disclosure document only for the aspects of the group contract and certificate relating to the sub-accounts of the separate account. For more information about the guaranteed account, please see the certificate and the summary information provided immediately below.

SUMMARY INFORMATION

     Securian Life's general account consists of all assets owned by Securian Life other than those in the separate account and any other separate accounts which we may establish. The guaranteed account is that portion of the general assets of Securian Life, exclusive of loans, which is attributable to the group contract and certificate described herein and others of their class. The description is for accounting purposes only and does not represent a division of the general account assets for the specific benefit of group contracts and certificates of this class. Allocations to the guaranteed account become part of the general assets of Securian Life and are used to support insurance and annuity obligations and are subject to the claims of our creditors. Subject to applicable law, we have sole discretion over the investment of assets of the guaranteed account. Owners do not share in the actual investment experience of the assets in the guaranteed account.

     A portion or all the net premiums may be allocated or transferred to accumulate at a fixed rate of interest in the guaranteed account, though we reserve the right to restrict the allocation of premium into the guaranteed account. Transfers from the guaranteed account to the sub-accounts of the separate account are subject to certain limitations with respect to timing and amount. These restrictions are described under the "Transfers" section of this prospectus. Amounts allocated or transferred to the guaranteed account are guaranteed by us as to principal and a minimum rate of interest.

     GUARANTEED ACCOUNT VALUE Securian Life bears the full investment risk for amounts allocated to the guaranteed account and guarantees that interest credited to each owner's account value in the guaranteed account will not be less than the minimum guaranteed annual rate without regard to the actual investment experience of the guaranteed account. The minimum guaranteed annual rate is 3 percent. We may, at our sole discretion, credit a higher rate of interest ("excess interest") although we are not obligated to do so. Any interest credited on the certificate's account value in the guaranteed account in excess of the guaranteed minimum rate per year will be determined at our sole discretion. The owner assumes the risk that interest credited may not exceed the guaranteed minimum rate.

     Even if excess interest is credited to the guaranteed account value, no excess interest will be credited to the loan account value.

CHARGES

     Premium expense and account value charges will be deducted in connection with the certificates and paid to us, to compensate us for providing the insurance benefits set forth in the certificates, administering the certificates, incurring expenses in distributing the certificates and assuming certain risks in connection with the certificates. These charges will vary based on the group-sponsored insurance program under which the certificate is issued. We will determine the charges pursuant to our established actuarial procedures, and in doing so we will not discriminate unreasonably or unfairly against any person or class of persons. The charges for certificates under a group-sponsored insurance program are shown on the specifications page of the certificate.

     There are also advisory fees and expenses which are assessed against the asset value of each of the Portfolios of the Funds.

PREMIUM EXPENSE CHARGES

     The premium expense charges described below will be deducted from each premium payment we receive. The remaining amount, or net premium, will be allocated to the guaranteed account and/or sub-accounts of the separate account, as directed by the owner, and become part of the certificate's net cash value.

SALES CHARGE We may deduct a sales charge from each premium paid under the certificate. Sales charges vary based on the group-sponsored insurance program under which the certificate is issued. The charge will never exceed 5 percent of each premium paid. The sales charge will be determined based on a variety of factors, including enrollment procedures, the size and type of the group, the total amount of premium payments to be received, any prior existing relationship with the group sponsor, the level of commissions paid to agents and brokers and their affiliated broker-dealers, and other circumstances of which we are not presently aware. We may waive the sales charge for premiums received as a result of Internal Revenue Code section 1035 exchanges from another contract or certificate. In addition, we may waive the sales charge for premiums paid by designated payors under a group-sponsored insurance program (for example, insureds versus the group sponsor).

     The amount of the sales charge in any certificate year may not be specifically related to sales expenses for that year. To the extent that sales expenses are not recovered from the sales charge, we will recover them from our other assets or surplus, which may include profits from the cost of insurance charge or administration charge.

PREMIUM TAX CHARGE We will deduct a percentage of premium charge, not to exceed 4 percent of each premium received, for premium taxes. Premium tax charges vary based on the group-sponsored insurance program under which the certificate is issued. This charge is to compensate us for our payment of premium taxes that are imposed by state and local jurisdictions, and such other charges or expenses as we may incur with respect to the certificates, including guaranty fund assessments. This charge will be between 0 percent and 4 percent of each premium payment. We may waive the premium tax charge for premiums received as a result of Internal Revenue Code section 1035 exchanges from another contract or certificate.

OBRA EXPENSE CHARGE Due to a 1990 federal tax law change under the Omnibus Budget Reconciliation Act of 1990 ("OBRA"), as amended, insurance companies are generally required to capitalize and amortize certain acquisition expenses rather than currently deducting such expenses. Due to this capitalization and amortization, the corporate income tax burden on insurance companies has been affected. For certificates deemed to be group certificates for purposes of OBRA, we make a charge against each premium payment to compensate us for corporate taxes. The charge will not exceed 0.35 percent of premium. Under certificates deemed to be individual contracts under OBRA, we make a charge of up to 1.25 percent of each premium payment. We may waive the OBRA expense charge for premiums received as a result of Internal

Revenue Code section 1035 exchanges from another contract or certificate.

ACCOUNT VALUE CHARGES

     The account value charges described below will be deducted from the net cash value. If the net cash value is insufficient to cover the account value charges, the certificate will lapse unless sufficient payment is received within the grace period.

MONTHLY DEDUCTION The charges deducted as part of the monthly deduction vary based on the group-sponsored insurance program under which the certificate is issued. As of the certificate date and each subsequent monthly anniversary, we will deduct an amount from the net cash value of the owner's certificate to cover certain charges and expenses incurred in connection with the certificate. The monthly deduction will be the sum of the following applicable items: (1) an administration charge; (2) a cost of insurance charge; and (3) the cost of any additional insurance benefits provided by rider. The monthly anniversary is the first day of each calendar month on, or following, the issue date. The monthly deduction will be deducted from the guaranteed account value and the separate account value in the same proportion that those values bear to the net cash value and, as to the separate account, from each sub-account in the proportion that the sub-account value in such sub-account bears to the separate account value of the certificate.

     We may deduct an ADMINISTRATION CHARGE from the net cash value of the certificate each month. The administration charge will never exceed $4 per month. This charge is to compensate us for expenses incurred in the administration of the certificates. These expenses include the costs of processing enrollments, determining insurability, and establishing and maintaining certificate records. Differences in the administration charge applicable to specific group-sponsored insurance programs will be determined based on expected differences in the administrative costs for the certificates or in the amount of revenues that we expect to derive from the charge. Such differences may result, for example, from the number of eligible members in the group, the type and scope of administrative support provided by the group sponsor, face amount and account value, and the features to be included in certificates under the group-sponsored insurance program. An eligible member is a member of the group seeking insurance who meets the requirements stated on the specifications page of the group contract. This charge is not designed to produce a profit.

     The monthly COST OF INSURANCE will be calculated by multiplying the applicable cost of insurance rate based on the insured's attained age and rate class by the net amount at risk for each certificate month. The attained age is the issue age of the insured plus the number of completed certificate years. The net amount at risk for a certificate month is the difference between the death benefit and the account value. The net amount at risk may be affected by changes in the face amount of the certificate or by changes in the account value. Account value, to the extent invested in sub-accounts of the separate account, will vary depending upon the investment performance of the sub-accounts.

     Cost of insurance rates for each group-sponsored insurance program are determined based on a variety of factors related to group mortality including gender mix, average amount of insurance, age distribution, occupations, industry, geographic location, participation, level of medical underwriting required, degree of stability in the charges sought by the group sponsor, prior mortality experience of the group, number of actual or anticipated owners electing the continuation option, and other factors which may affect expected mortality experience. In addition, cost of insurance rates may be intended to cover expenses to the extent they are not covered by the other certificate charges. Changes in the current cost of insurance rates may be made based on any factor which affects the actual or expected mortality or expenses of the group.

     Changes to the cost of insurance rates are generally effective at the beginning of each certificate year, although changes may be made at other times if warranted due to a change in the underlying characteristics of the group, changes in benefits included in certificates under the group contract, experience of the group, changes in the expense structure, or a combination of these factors.

     Any changes in the current cost of insurance rates will apply to all persons of the same attained age and rate class under the group-sponsored insurance program. We and the group contractholder will agree to the number of classes and characteristics of each rate class. The classes may vary by tobacco users and non-tobacco users, active and retired status, owners of coverage continued under the continuation provision and other owners, and/or any other nondiscriminatory classes agreed to by the group sponsor.

     The current cost of insurance rates will not be greater than the guaranteed cost of insurance rates set forth in the certificate. For policies and certificates issued prior to or on December 31, 2008, and all face amount increases on such policies and certificates, the guaranteed rates are 125 percent of the maximum rates that could be charged based on 1980 Commissioners Standard Ordinary Mortality Tables ("1980 CSO Table") (a maximum charge of $25.26 per month per $1,000 of net amount at risk).

     For group policies and certificates issued on and after January 1, 2009, the guaranteed rates are 200 percent of the maximum rates that could be charged based on 2001 Commissioners Standard Ordinary Mortality Tables ("2001 CSO Table") (a maximum charge of $18.81 per month per $1,000 of net amount at risk). The guaranteed rates are higher than 100 percent of the 2001 CSO Table because we may use a simplified underwriting approach and may issue certificates that do not require medical evidence of insurability. The current cost of insurance rates are generally lower than 100 percent of the 2001 CSO Table. (For purposes of premiums under Section 7702 of the Internal Revenue Code of 1986, as amended, we will use 100 percent of the 2001 CSO Table.)

     Some group contracts will be issued using tobacco distinct cost of insurance rates. As a result, an otherwise healthy non-smoker who is part of a uni-tobacco group, may pay higher cost of insurance rates than if he/she was part of a group contract issued on a tobacco distinct basis.

WITHDRAWAL CHARGE For certificates under some group-sponsored insurance programs, a transaction charge will be assessed against the net cash value for each withdrawal to cover the administrative costs incurred in processing the withdrawal. The charge will not exceed the lesser of $25 or 2 percent of the amount withdrawn. This charge will be assessed in the same manner as the monthly deduction.

TRANSFER CHARGE There is currently no charge assessed on transfers of net cash value between the guaranteed account and the separate account or among the sub-accounts of the separate account. A charge, not to exceed $10 per transfer, may be imposed in the future.

ADDITIONAL BENEFITS CHARGES Additional benefits may be included with the certificate by rider, subject to the limitations of the group policy and this prospectus. Some of these additional benefits will have charged associated with them. For a complete discussion of additional benefits see the "Additional Benefits" section of this prospectus.

SEPARATE ACCOUNT CHARGES

     We reserve the right to deduct a charge against the separate account assets, or make other provisions for, any additional tax liability we may incur with respect to the separate account, the group contract or the certificates, to the extent that those liabilities exceed the amounts recovered through the deduction from premiums for premium taxes and OBRA related expenses. No such charge or provision is made at the present time.

FUND CHARGES

     Shares of the Funds are purchased for the separate account at their net asset value, which reflects advisory fees and portfolio expense fees which are assessed against the net asset value of each of the Portfolios of the Funds. Advisory fees and portfolio expense fees of the Fund are described in each Fund's prospectus.

GUARANTEE OF CERTAIN CHARGES

     We will not increase the following charges: (1) the maximum sales charge;
(2) the maximum premium tax charge; (3) the OBRA expense charge (unless there is a change in the law regarding the federal income tax treatment of deferred acquisition costs); (4) the maximum cost of insurance charge; (5) the maximum administration charge; (6) the maximum withdrawal transaction charge; and (7) the maximum transfer charge.

                                                           INFORMATION ABOUT THE
                                                                     CERTIFICATE

APPLICATIONS AND CERTIFICATE ISSUE

     We will generally issue a group contract to a group, as defined and permitted by state law. For example, a group contract may be issued to an employer, whose employees and/or their spouses may become insured thereunder so long as the person is within a class of members eligible to be included in the group contract. The class(es) of members eligible to be insured under the group contract are set forth in that group contract's specifications page. The group contract will be issued upon receipt of a signed application for the group contract signed by a duly authorized officer of the group wishing to enter into a group contract and the acceptance of that signed application by a duly authorized officer of Securian Life at its home office. Individuals wishing to purchase a certificate insuring an eligible member under a group-sponsored insurance program must complete the appropriate application for life insurance and submit it to our home office. If the application is approved, we will issue a certificate. The issuance of a group contract and its associated forms is always subject to the approval of those documents by state insurance regulatory authorities for use.

     Individuals who satisfy the eligibility requirements under a particular group contract may be required to submit to an underwriting procedure which requires satisfactory responses to certain health questions in the application and to provide, in some cases, medical information. Acceptance of an application is subject to our underwriting rules, and we reserve the right to reject an application for any reason.

     A certificate will not take effect until the owner signs the appropriate application for insurance, the initial premium has been paid prior to the insured's death, the insured is eligible, and we approve the completed signed application. The date on which the last event occurs shall be the effective date of coverage ("issue date").

EXCHANGE PRIVILEGE

     Within the first 18 certificate months of coverage, an owner may transfer all sub-account values under his or her certificate to the guaranteed account, without transfer or other restrictions, provided the group contract is in force and the required premiums are fully paid.

     If there is a material change to the investment policy of the separate account, an owner may transfer all sub-account values under his or her certificate to the guaranteed account without transfer or other restrictions provided the group contract is in force and the required premiums are fully paid.

PAID-UP INSURANCE OPTION

     Once per certificate year, an owner can apply his or her cash surrender value to purchase guaranteed fixed paid-up insurance under the group contract. If the owner applies his or her cash surrender value to purchase guaranteed fixed paid-up insurance under the group contract, we will terminate the owner's insurance provided under his or her original certificate and issue a new certificate specifications page showing the guaranteed fixed paid-up insurance. Insurance on any dependents insured by rider will terminate and such insurance can be converted to a policy of individual life insurance according to the conversion provisions of the rider.

     The death benefit provided by the guaranteed fixed paid-up coverage will be determined as follows:

- We will calculate the net cash value of the certificate on the date of the change. This will be the initial cash value of the guaranteed fixed paid-up coverage.

- The amount of the paid-up death benefit will be determined by multiplying the net cash value by a paid-up insurance factor. The minimum paid-up insurance factors are shown in the group contract.

- The minimum cash value of the paid-up death benefit is determined by dividing the paid-up death benefit by the applicable paid-up insurance factor as shown in the group contract.

     The net amount at risk provided by the guaranteed fixed paid-up coverage may not exceed the net amount at risk immediately prior to the exercise of this paid-up option. We reserve the right to return any excess net cash value and/or reduce the death benefit in order to achieve this.

     Paid-up insurance terminates at age 95.

     In no event will we be liable under the original and the guaranteed fixed paid-up coverages.

     A detailed statement of the method of computation of cash surrender values and other nonforfeiture benefits is on file with the Superintendent of Insurance for the State of New York.

DOLLAR COST AVERAGING

     We currently offer a dollar cost averaging option enabling the owner to preauthorize automatic monthly or quarterly transfers from the Money Market Sub-Account to any of the other sub-accounts. There is no charge for this option. The transfers will occur on monthly anniversaries. Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities is averaged over time and possibly over various market values. Since the value of the units will vary over time, the amounts allocated to a sub-account will result in the crediting of a greater number of units when the unit value is low and a lesser number of units when the unit value is high. Dollar cost averaging does not guarantee profits, nor does it assure that a certificate will not have losses.

     To elect dollar cost averaging the owner must have at least $3,000 in the Money Market Sub-Account. The automatic transfer amount from the Money Market Sub-Account must be at least $250. The minimum amount that may be transferred to any one of the other sub-accounts is $50. We reserve the right to discontinue, modify or suspend the dollar cost averaging program at any time.

     A dollar cost averaging request form is available to the owner upon request. On the form the owner will designate the specific dollar amount to be transferred, the sub-accounts to which the transfer is to be made, the desired frequency of the transfer and the total number of transfers to be made. If at any time while the dollar cost averaging option is in effect, the amount in the Money Market Sub-Account is insufficient to cover the amount designated to be transferred the current election in effect will terminate.

     An owner may instruct us at any time to terminate the dollar cost averaging election by giving us a request in writing or through any other method made available by us under the group-sponsored insurance program. The amount from which transfers were being made will remain in the Money Market Sub-Account unless a transfer request is made. Transfers made pursuant to the dollar cost averaging option will not be subject to any transfer charges, in the event such charges are imposed.

FREE LOOK

     It is important to us that the owner is satisfied with the certificate after it is issued. If the owner is not satisfied with it, the owner may return the certificate to us within 10 days after the owner receives it. If the certificate is returned, the owner will receive within seven days of the date we receive the notice of cancellation a full refund of the premiums paid or the net cash value of the certificate, if greater.

     A request for an increase in face amount also may be canceled. The request for cancellation must be made within the 10 days, or that period required by applicable state law, after the owner receives the new certificate specifications page for the increase.

     Upon cancellation of an increase, the owner may request that we refund the amount of the additional charges deducted in connection with the increase. This will equal the amount by which the monthly deductions since the increase went into effect exceeded the monthly deductions which would have been made without the increase. If no request is made for a refund, we will increase the certificate's account value by the amount of these additional charges. This amount will be allocated among the sub-accounts of the separate account and guaranteed account in the same manner as it was deducted.

CONTINUATION OF GROUP COVERAGE

     If the insured's eligibility under the group contract ends, the current group coverage may continue unless:

-    the certificate is no longer in force; or

- the group contract has terminated, although we may allow continuation for certificates under some group-sponsored insurance programs if there is no successor plan (see below).

     If either of these limitations apply, the owner may still elect to continue the current group coverage, but only for a period not to exceed one year. At the end of this continuation period, he or she may convert such insurance to an individual certificate of permanent insurance with Securian Life.

Such conversion shall be subject to the rest of the Conversion Privilege section in the certificate and this prospectus.

     Successor plan shall mean another insurer's insurance policy(ies) with a cash accumulation feature or an annuity contract(s) that replaces the insurance provided under the group contract.

     The face amount of insurance will not change unless the owner requests a change. We reserve the right to alter all charges not to exceed the maximums. These charges may be higher than those applicable to certificates under the group contract that have not been continued under this provision.

     Termination of the group contract by the contractholder or us will not terminate the insurance then in force under the terms of the continuation provision. The group contract will be deemed to remain in force solely for the purpose of continuing such insurance, but without further obligation of the contractholder.

CONVERSION PRIVILEGE TO AN INDIVIDUAL POLICY

     If the group contract is terminated or if the insured's insurance under the group contract ends due to the termination of his or her employment or membership in the class or classes eligible for coverage under the group certificate or his or her insurance is reduced on or after the attainment of age sixty in any increment or series of increments totaling twenty percent or more of the amount of insurance in force under the certificate prior to the first reduction at age sixty, the owner shall be entitled to convert such insurance to a policy of permanent individual life insurance within thirty one days of such termination or reduction, without providing evidence of insurability, subject to the following:

- the owner's written application to convert to an individual certificate and the first premium for the individual policy must be received in our home office within 31 days of the date the insurance terminates under the group contract; and

- the owner may convert all or part of the amount of insurance under the group contract at the time of termination or, if insurance is reduced due to age, the amount of insurance equal to the amount which was reduced. The owner may convert said amounts to any policy of permanent individual life insurance then customarily issued by us or an affiliated company and the owner may choose any death benefit option affected by such policy. The individual policy will not include any additional benefits, including, but not limited to disability benefits, accidental death or dismemberment benefits or accelerated benefits. The premium charge for this insurance will be based upon the insured's age as of his or her nearest birthday, the plan of insurance, and the class of risk to which the insured belongs on the date of conversion; and

- if the insured should die within 31 days of the date that insurance terminated under the group contract, the full amount of insurance that could have been converted under the certificate will be paid.

     If an insured has received accelerated payment of the full amount of his or her death benefit, any child dependent insured under such insured's certificate will be allowed to convert any such insurance to a policy of individual life insurance with Securian Life or an affiliated company.

     If an owner is eligible to convert the insurance, the owner may elect to continue such insurance under the group policy prior to converting to an individual policy by paying premiums directly to us. The owner may continue such group life insurance for a period of up to one year at which time he or she may convert such insurance to an individual policy of permanent insurance. Such conversion shall be subject to the rest of this conversion privilege section. Except for insurance that is eligible for conversion as a result of a reduction due to the age of the insured, insurance may be continued beyond one year according to the terms of the continuation of group coverage section. The cost of insurance and administration fee for this continued coverage may be higher.

     The owner will be notified of his or her right to continue or convert the group life insurance provided by his or her certificate. If notification is made within 15 days before or after the event that results in termination or reduction of the group life coverage, the owner will have 31 days from the date the insurance terminates to elect continuation or conversion. If the notice is given more than 15 days but less than 90 days after the event, the time allowed for the exercise of the continuation or conversion privilege shall be extended to 45 days after such notice is sent. If notice is not given within 90 days, the time allowed for the exercise of the continuation or conversion privilege expires 90 days after the terminating event. Such notice shall be mailed to the owner at the owner's last known address.

     The continuation or conversion privilege is not available if the owner's coverage under this group policy terminates due to the owner's failure to make, when due, required premium contributions.

GENERAL PROVISIONS OF THE GROUP CONTRACT

ISSUANCE The group contract will be issued upon receipt of an application for group insurance signed by a duly authorized officer of the group sponsor and acceptance by a duly authorized officer of Securian Life at our home office.

TERMINATION The contractholder may terminate a group contract by giving us 31 days prior written notice of the intent to terminate. In addition, we may terminate a group contract or any of its provisions on 61 days' notice. We may elect to limit the situations in which we may exercise our right to terminate the group contract to situations such as the non-payment of premiums or where, during any twelve month period, the aggregate specified face amount for all certificates under the group contract or the number of certificates under a group contract decreases by certain amounts or below the minimum permissible levels we establish for the group contract. No individual may become insured under the group contract after the effective date of a notice of termination. However, if the group contract terminates, certificates may be converted to individual coverage as described under the "Conversion Privilege to an Individual Policy" section of this prospectus.

     Upon termination of a group contract, we reserve the right to complete the distribution of account values attributable to the guaranteed account over a period of time determined by us, but not more than six months. This delayed distribution does not in any way continue or extend any insurance that has otherwise terminated due to termination of a group contract.

     Termination of the group contract by the contractholder or us will not terminate the insurance then in force under the terms of the continuation provision. The group contract will be deemed to remain in force solely for the purpose of continuing such insurance, but without further obligation of the contractholder.

RIGHT TO EXAMINE GROUP CONTRACT The contractholder may terminate the group contract within 10 days, or that period required by law, after receiving it. To cancel the group contract, the contractholder should mail or deliver the group contract to us.

ENTIRE GROUP CONTRACT The group contract, the attached copy of the contractholder's signed application and any additional agreements constitute the entire contract between the contractholder and us. All statements made by the contractholder, any owner or any insured will be deemed representations and not warranties. A misstatement will not be used in any contest or to reduce claim under the group contract, unless it is in writing. A copy of the signed application containing such misstatement must have been given to the contractholder or to the insured or to his or her beneficiary, if any.

OWNERSHIP OF GROUP CONTRACT AND GROUP CONTRACT CHANGES The contractholder owns the group contract. THE GROUP CONTRACT MAY BE CHANGED OR AMENDED BY AGREEMENT BETWEEN US AND THE CONTRACTHOLDER WITHOUT THE CONSENT OF ANY PERSON CLAIMING RIGHTS OR BENEFITS UNDER THE GROUP CONTRACT. ANY SUCH CHANGES MADE, THAT ARE NOT MATERIAL TO THE INFORMATION PRESENTED IN THIS REGISTRATION STATEMENT, MAY BE MADE WITHOUT NOTICE TO OR CONSENT OF THE CERTIFICATE OWNERS. However, signed acceptance by owners or insureds is required for any amendment made after the effective date of this group contract which reduces or eliminates coverages for such owners or insureds and for which the owner or insured is making all required premium contributions. Unless the contractholder owns all of the certificates issued under the group contract, the contractholder does not have any ownership interest in the certificates issued under the group contract. The rights and benefits under the certificates of the owners, insureds and beneficiaries are as set forth in this prospectus and in the certificates. Certificate owners have no rights or obligations under the group contract other than those described in the group contract.

                                                            CERTIFICATE PREMIUMS

     A premium must be paid to put a certificate in force, and may be remitted to us by the group contractholder on behalf of the owner. The initial premium for a certificate must cover the premium expense charges and the first monthly deduction. Premiums paid after the initial premium may be in any amount. A premium must be paid when there is insufficient net cash value to pay the monthly deduction necessary to keep the certificate in force.

     When the certificate is established, the certificate's specifications page may show premium payments scheduled and the amounts of those payments. However, under the certificate, the owner may elect to omit making those premium payments. Failure to pay one or more premium payments will not cause the certificate to lapse until such time as the net cash value is insufficient to cover the next monthly deduction. Therefore, unlike traditional insurance certificates, a certificate does not obligate the owner to pay premiums in accordance with a rigid and inflexible premium schedule.

     Failure of a group contractholder to remit the authorized premium payments may cause the group contract to terminate. Nonetheless, provided that there is sufficient net cash value to prevent the certificate from lapsing, the owner's insurance can be converted to an individual policy of life insurance in the event of such termination. (See "Conversion Privilege to an Individual Policy".) The owner's insurance can continue if the insured's eligibility under the group-sponsored insurance program terminates because the insured is no longer a part of the group or otherwise fails to satisfy the eligibility requirements set forth in the specifications page to the group contract or certificate. (See "Continuation of Group Coverage".)

PREMIUM LIMITATIONS

     After the payment of the initial premium, and subject to the limitations described in this prospectus, premiums may be paid at any time in any amount while the insurance is in force under the certificate. Since the certificate permits flexible premium payments, it may become a modified endowment contract. (See "Federal Tax Status".) When we receive the signed application, our systems will test the owner's elected premium schedule to determine, if it is paid as scheduled and if there is no change made to the certificate, whether it will result in the certificate being classified as a modified endowment contract for federal income tax purposes. Our systems will continue to test the certificate with each premium payment to determine whether the certificate has attained this tax status. If we determine that the certificate has attained the status of a modified endowment contract, we will mail the owner a notice. The owner will be given a limited amount of time, subject to the restrictions under the Code, to request that the certificate maintain the modified endowment contract status. If the owner does not request to have this tax status maintained, the excess premium amounts paid that caused this tax status will be returned with interest at the end of the certificate year to avoid the certificate being classified as a modified endowment contract. The owner may request an immediate refund if it is desired earlier.

ALLOCATION OF NET PREMIUMS AND ACCOUNT VALUE

     Net premiums, which are premiums after the deduction of the charges assessed against premiums, are allocated to the guaranteed account and/or sub-accounts of the separate account which, in turn, invest in shares of the Funds. Net premiums are valued as of the end of the valuation period in which they are received. For further information on unit values see the "Unit Values" section of this prospectus.

     The owner makes the selection of the sub-accounts and/or the guaranteed account on the signed application for the certificate. The owner may change the allocation instructions for future premiums by giving us a request in writing or through any other method made available by us under the group-sponsored insurance program. The allocation to the guaranteed account or to any sub-account of the separate account must be at least 10 percent of the net premium.

     Where the contractholder owns all the certificates and in certain other circumstances (for example, for split-dollar insurance programs), we will delay the allocation of net premiums to sub-accounts or the guaranteed account for a period of 10 days after certificate issue to reduce market risk during this "free look" period. Net premiums will be allocated to the Money Market Sub-Account until the end of the period. We reserve the right to similarly delay the allocation of net premiums to sub-accounts for other group-sponsored insurance programs for a period of 10 days after certificate issue or certificate change. This right will be exercised by us only when we believe economic conditions make it necessary to reduce market risk during the "free look" period. If we exercise this right, net premiums will be allocated to the Money Market Sub-Account until the end of the period.

     We reserve the right to restrict the allocation of net premiums to the guaranteed account for certificates under some group-sponsored insurance programs. For these certificates, the maximum allocation of net premiums to the guaranteed account will range from 10 percent to 50 percent of the net premium.

     If mandated by applicable law, we may be required to reject a premium payment until instructions are received from appropriate regulators. We also may be required to provide additional information about you and your account to government regulators.

DEATH BENEFIT AND ACCOUNT VALUES

     If the certificate is in force at the time of the insured's death, upon receipt of due proof of death, we will pay the death benefit proceeds of the certificate based on the death benefit option elected for the certificate.

     There is a level death benefit ("Option A") and a variable death benefit ("Option B"). The death benefit under either option will never be less than the current face amount of the certificate (less any unpaid monthly deductions) as long as the certificate remains in force and there are no loans. The face amount elected must be at least the minimum stated on the specifications page of the certificate.

OPTION A--LEVEL DEATH BENEFIT

     The amount of the death benefit for Option A is:

- the greater of the face amount of insurance on the date of death or the minimum death benefit on the date of death; plus

-    any premium received after the date of death; minus

- any unpaid monthly deductions due through the month in which death occurs, and any loan principal and accrued loan interest charges.

OPTION B--INCREASING DEATH BENEFIT

     The amount of the death benefit for Option B is:

- the greater of the face amount of insurance on the date of death plus the account value as of the date of death, or the minimum death benefit on the date of death; plus

-    any premium received after the date of death; plus

-    any accrued loan interest credits; minus

- any unpaid monthly deductions due through the month in which death occurs, and any loan principal and accrued loan interest charges.

     The death benefit option for all certificates will initially be the death benefit option selected by the group sponsor. For certificates under some group-sponsored insurance programs, we will allow the owner to request a change in the death benefit option once, during the lifetime of the insured. For certificates where we do not allow the owner to request a change in the death benefit option, the death benefit option will remain unchanged from the group sponsor's initial selection. The current death benefit option will be shown on the specifications page of the certificate. Changing the death benefit option may have federal income tax consequences. You should consult a tax adviser before changing the death benefit option.

     If an owner elects to change the death benefit option from Option A to Option B, the face amount under Option B will be equal to the face amount under Option A less the certificate account value on the effective date of the change.

     If an owner elects to change the death benefit option from Option B to Option A, the face amount under Option A will be equal to the face amount under Option B plus the certificate account value on the effective date of the change.

     The minimum death benefit is an amount determined by us that is required to preserve the qualification of the certificate as a life insurance policy as defined by Section 7702 of the Internal Revenue Code. The minimum death benefit is a percentage of the account value. The percentage depends on the test used in determining the qualification of life insurance.

     At issue, the group sponsor may choose between two tests that may be used to determine if a certificate qualifies as life insurance as defined by Section 7702 of the Code. Once a test is selected for a certificate, it shall remain unchanged for that certificate. The two tests are the Guideline Premium/Cash Value Corridor Test and the Cash Value Accumulation Test. The test selected will determine how the death benefit is calculated in the event the account value or the premiums paid exceed certain limits established under Section 7702. For a more detailed discussion of these two tests please see the Statement of Additional Information.

CHANGE IN FACE AMOUNT

     Subject to certain limitations set forth below, an owner may increase or decrease the face amount of a certificate. A written request must be sent directly to us for a change in the face amount. The face amount may also change due to a change in death benefit option. (See "Death Benefit and Account Values".) A change in the face amount will affect the net amount at risk which affects the cost of insurance charge. (See "Charges".) In addition, a change in the face amount of a certificate may result in a material change in the certificate that may cause it to become a modified endowment contract or may have other adverse federal income tax consequences. More information on this subject and possible federal income tax consequences of this result is provided under the "Federal Tax Status" section. You should consult a tax adviser before changing the face amount of a certificate.

INCREASES If an increase in the current face amount is applied for, we reserve the right to require evidence of insurability from the insured. The increase will become effective on the monthly anniversary on or following approval of the change or on any other date mutually agreed upon between the owner and us. Although an increase need not necessarily be accompanied by an additional premium (unless it is required to meet the next monthly deduction), the net cash value in effect immediately after the increase must be sufficient to cover the next monthly deduction.

     With respect to premiums allocated to an increase, the owner will have the same "free look," conversion, and refund rights with respect to an increase as with the initial purchase of the owner's certificate. (See "Free Look".)

DECREASES Any decrease in the face amount will become effective on the monthly anniversary on or following our receipt of the written request. However, the amount of insurance on any insured may not be reduced to less than the minimum face amount indicated on the specifications page which is attached to the owner's certificate. Generally, this amount will be at least $10,000. If, following a decrease in face amount, the certificate would not comply with the maximum premium limitations required by federal tax law (see "Federal Tax Status"), the decrease may be limited or the account value may be returned to the owner (at the owner's election), to the extent necessary to meet these requirements.

CHANGES IN FACE AMOUNT DUE TO A CHANGE IN DEATH BENEFIT OPTION Changes in the face amount of insurance due to a change in death benefit option are effective on the monthly certificate anniversary on or following our receipt of the written request or on any other date mutually agreed upon between the owner and us.

PAYMENT OF DEATH BENEFIT PROCEEDS

     The amount payable as death proceeds upon the insured's death will be determined according to the death benefit option elected for the certificate. The death benefit proceeds will also include any amounts payable under any riders.

     If a rider permitting the accelerated payment of death benefit proceeds has been added to the certificate, the death benefit may be paid in a single lump sum prior to the death of the insured and may be less than otherwise would be paid upon the death of the insured. (See "Additional Benefits".)

     Death benefit proceeds will ordinarily be paid within seven days after we receive all information required for such payment, including due proof of the insured's death. Payment may, however, be postponed in certain circumstances. Interest will be paid on the death benefit from the date of the insured's death until the date of payment. Interest will also be paid on any charges taken under the certificate since the date of death, from the date the charge was taken until the date of payment. Interest will be at an annual rate determined by us, but never less than the minimum guaranteed rate, compounded annually, or the minimum rate required by state law, whichever is greater. The minimum guaranteed annual rate is 3 percent.

     Death benefit proceeds will be paid to the surviving beneficiary specified on the signed application or as subsequently changed. The owner may arrange for death benefit proceeds to be paid in a single lump sum or under one of the optional methods of settlement described below.

     When no election for an optional method of settlement is in force at the death of the insured, the beneficiary may select one or more of the optional methods of settlement at any time before death benefit proceeds are paid. (See "Settlement Options".)

     An election or change of method of settlement must be in writing. A change in beneficiary revokes any previous settlement election.

ACCOUNT VALUES

     The certificate provides the owner certain account value benefits. Subject to certain limitations, the owner may obtain access to the net cash value portion of the account value of the certificate. The owner may borrow against the certificate's loan value and may surrender the certificate in whole or in part. The owner may also transfer the net cash value between the guaranteed account and the sub-accounts of the separate account or among the sub-accounts of the separate account.

     We will send the owner a report each year advising the owner of the certificate's account value, the face amount and the death benefit as of the date of the report. It will also summarize certificate transactions during the year, including premiums paid and their allocation, certificate charges, loan activity and the net cash value. It will be as of a date within two months of its mailing. We will also, upon the owner's request, send the owner an additional statement of past transactions at any time for a $15 fee, which will be deducted from the portion of account value that the owner specifies.

     Also, upon request made to us at our home office, we will provide information on the account value of a certificate to the owner. Such requests may be in writing, by telephone, by facsimile transmission or any other method made available by us under the group-sponsored insurance program. More information on the procedures to make requests by telephone call or other electronic means is provided under the "Transfers" section of this prospectus.

DETERMINATION OF THE GUARANTEED ACCOUNT VALUE The guaranteed account value is the sum of all net premium payments allocated to the guaranteed account. This amount will be increased by any interest, experience credits (see the Statement of Additional Information for a detailed discussion), loan repayments, loan interest credits and transfers into the guaranteed account. This amount will be reduced by any certificate loans, loan interest charged, partial surrenders, transfers into the sub-accounts of the separate account and charges assessed against the owner's guaranteed account value. Interest is credited on the guaranteed account value of the certificate at a rate of not less than the minimum guaranteed annual rate, compounded annually. The minimum guaranteed annual rate is 3 percent. We guarantee the minimum rate for the life of the certificate without regard to the actual experience of the guaranteed account. As conditions permit, we may credit additional amounts of interest to the guaranteed account value. The owner's guaranteed account value is guaranteed by us. It cannot be reduced by any investment experience of the separate account.

     Upon termination of a group contract, we reserve the right to complete the distribution of account values attributable to the guaranteed account over a period of time determined by us, but not more than six months. This delayed distribution does not in any way continue or extend any insurance that has otherwise terminated due to termination of a group contract.

DETERMINATION OF THE SEPARATE ACCOUNT VALUE The certificate's separate account value is determined separately. The separate account value is not guaranteed. The determination of the separate account value is made by multiplying the current number of sub-account units credited to a certificate by the current sub-account unit value for each sub-account in which the owner is invested. A unit is an accounting device used to measure a certificate's interest in a sub-account. The number of units credited with respect to each net premium payment is determined by dividing the portion of the net premium payment allocated to each sub-account by the then current unit value for that sub-account. The number of units so credited is determined as of the end of the valuation period during which we receive the owner's premium at our home office.

     Once determined, the number of units credited to the owner's certificate will not be affected by changes in the unit value. However, the number of units will be increased by the allocation of subsequent periodic or lump sum net premiums, experience credits and transfers to that sub-account. The number of additional units credited is determined by dividing the net premiums, experience credits, loan interest credits and transfers to that sub-account by the then current unit value for that sub-account. The number of units of each sub-account credited to the owner's certificate will be decreased by certificate charges to the sub-account, loans and loan interest charges, transfers from that sub-account and withdrawals from that sub-account. The reduction in the number of units credited is determined by dividing the deductions to that sub-account, loans and loan interest charges, transfers from that sub-account and withdrawals from that sub-account by the then current unit value for that sub-account. The number of sub-account units will decrease to zero on a certificate surrender.

UNIT VALUE The unit value of a sub-account will be determined on each valuation date. A valuation date is each date on which a Fund Portfolio is valued. A valuation period is the period between successive valuation dates measured from the time of one determination to the next. The amount of any increase or decrease will depend on the net investment experience of that sub-account. The value of a unit for each sub-account was originally set at $1.00 on the first valuation date. For any subsequent valuation date, its value is equal to its value on the preceding valuation date multiplied by the net investment factor for that sub-account for the valuation period ending on the subsequent valuation date.

NET INVESTMENT FACTOR The net investment factor for a valuation period is the gross investment rate for such valuation period. The gross investment rate is equal to:

- the net asset value of a Portfolio share held in the sub-account of the separate account determined at the end of the current valuation period; plus

- the per share amount of any dividend or capital gains distribution by the Portfolio if the "ex-dividend" date occurs during the current valuation period; with the sum divided by

- the net asset value of the Portfolio share held in the sub-account determined at the end of the preceding valuation period.

     We reserve the right to deduct a charge against the separate account assets, or make other provisions for, any additional tax liability we may incur with respect to the separate account or the certificates, to the extent that those liabilities exceed the amounts recovered through the deduction from premiums for premium taxes and federal taxes.

DAILY VALUES We determine the value of the units in each sub-account on each day on which the Portfolios of the Funds are valued. The net asset value of the Funds' shares is computed once daily, and, in the case of the Money Market Portfolio, after the declaration of the daily dividend, as of the primary closing time for business on the New York Stock Exchange (as of the date hereof the primary close of trading is 4:00 p.m. Eastern Time, but this time may be changed) on each day, Monday through Friday, except (i) days on which changes in the value of a Funds' portfolio securities will not materially affect the current net asset value of such Funds' shares, (ii) days during which no shares of a Fund are tendered for redemption and no order to purchase or sell such Funds' shares is received by such Fund and (iii) customary national business holidays on which the New York Stock Exchange is closed for trading.

SURRENDERS, WITHDRAWALS AND TRANSFERS

     The owner may request a surrender of or a withdrawal from the certificate at any time while the insured is living. To make a surrender or withdrawal, the owner must send us a written request at our home office. The owner will be paid a net cash value, computed as of the end of the valuation period during which we receive the request at our home office. Surrender and withdrawal requests received before the New York Stock Exchange closes for regular trading receive same-day pricing. If we receive a surrender or withdrawal request at or after the New York Stock Exchange closes (usually 3:00 p.m. Central Time) for regular trading, we will process the order using the unit values for the sub-accounts determined at the close of the next regular trading session of the New York Stock Exchange. In the case of a surrender, the payment can be in cash or, at the option of the owner, can be applied to a settlement option. A surrender or withdrawal may have federal income tax consequences. (See "Federal Tax Status".)

     A withdrawal of the net cash value of the certificate is permitted in any amount equal to at least the minimum established for certificates under the group contract. The minimum will never exceed $500. The maximum withdrawal is equal to 100% of the net cash value. We reserve the right to limit the number of withdrawals to one per certificate month, change the minimum amount for withdrawals, limit the frequency of withdrawals, or restrict or prohibit withdrawals from the guaranteed account. A withdrawal will cause a decrease in the face amount equal to the amount withdrawn if the current death benefit option for the certificate is Option A (level death benefit). A withdrawal has no effect on the face amount if the current death benefit option for the certificate is Option B (variable death benefit). However, since the account value is reduced by the amount of the withdrawal, the death benefit is reduced by the same amount, as the account value represents a portion of the death benefit proceeds.

     On a withdrawal, the owner may designate the sub-accounts of the separate account from which a withdrawal is to be taken or whether it is to be taken in whole or in part from the guaranteed account. Otherwise, withdrawals will be deducted from the guaranteed account value and separate account value in the same proportion that those values bear to the net cash value and, as to the separate account value, from each sub-account in the proportion that the sub-account value of each such sub-account bears to the separate account value. We reserve the right to restrict or prohibit withdrawals from the guaranteed account. We will tell the owner, on request, what amounts are available for a withdrawal under the certificate.

     A transaction charge will be deducted from the net cash value in connection with a withdrawal for certificates under some group contracts. The amount of the charge will never exceed the lesser of $25 or 2 percent of the amount withdrawn. The charge will be allocated to the guaranteed account value and the separate account value in the same proportion as those values bear to the net cash value and, as to the separate account value, from each sub-account in the same proportion that the sub-account value of each such sub-account bears to the separate account value.

TRANSFERS

     The certificate allows for transfers of the net cash value among the available sub-accounts of the separate account, and from the guaranteed account to the sub-accounts. Transfers of the net cash value from the sub-accounts to the guaranteed account are available for certificates that allow for premium allocations to the guaranteed account. Transfers may be made in writing, by telephone or through any other method made available by us under the group-sponsored insurance program.

     There are restrictions to such transfers. The amount to be transferred to or from a sub-account of the separate account or the guaranteed account must be at least $250. If the balance in the guaranteed account or in the sub-account from which the transfer is to be made is less than $250, the entire account value attributable to that sub-account or the guaranteed account must be transferred. If a transfer would reduce the account value in the sub-account from which the transfer is to be made to less than $250, we reserve the right to include that remaining amount in the sub-account with the amount transferred. We also reserve the right to limit the number of transfers to one per certificate month.

MARKET TIMING This policy is not designed to be used as a vehicle for frequent trading (i.e., transfers) in response to short-term fluctuations in the securities markets, often referred to generally as "market timing." Market timing activity and frequent trading in your certificate can disrupt the efficient management of the underlying portfolios and their investment strategies, dilute the value of portfolio shares held by long-term shareholders, and increase portfolio expenses (including brokerage or other trading costs) for all portfolio shareholders, including long-term certificate owners invested in affected portfolios who do not generate such expenses. It is the policy of Securian Life to discourage market timing and frequent transfer activity, and, when Securian Life becomes aware of such activity, to take steps to attempt to minimize the effect of frequent trading activity in affected portfolios. You should not purchase this certificate if you intend to engage in market timing or frequent transfer activity.

     We have developed policies and procedures to detect and deter market timing and other frequent transfers, and we will not knowingly accommodate or create exceptions for certificate owners engaging in such activity. We employ various means to attempt to detect and deter market timing or other abusive transfers. However, our monitoring may be unable to detect all harmful trading nor can we ensure that the underlying portfolios will not suffer disruptions or increased expenses attributable to market timing or abusive transfers resulting from other insurance carriers which invest in the same portfolios. In addition, because market timing can only be detected after it has occurred to some extent, our policies to stop market timing activity do not go into effect until after we have identified such activity.

     We reserve the right to restrict the frequency of--or otherwise modify, condition or terminate--any transfer method(s). Your transfer privilege is also subject to modification if we determine, in our sole discretion, that the exercise of the transfer privilege by you or other certificate owners is or would be to the disadvantage of other certificate owners. Any new restriction that we would impose will apply to your certificate without regard to when you purchased it. We also reserve the right to implement and administer restrictions and charge you for any fees, including redemption fees, that may be imposed by an underlying portfolio attributable to transfers in your certificate and, promptly upon request from an underlying portfolio, to provide certain information to the portfolio or its designee about your trading activities. You should read the Portfolio prospectuses for more details. The following factors will be considered in determining whether to implement and administer any restrictions and in assessing any fees:

-    the dollar amount of the transfer(s);

- whether the transfers are part of a pattern of transfers that appear designed to take advantage of market inefficiencies;

- whether an underlying portfolio has requested that we look into identified unusual or frequent activity in a portfolio;

-    the number of transfers in the previous calendar quarter;

- whether the transfers during a quarter constitute more than two "round trips" in a particular portfolio. A round trip is a purchase into a portfolio and a subsequent redemption out of the portfolio, without regard to order.

     In the event your transfer activity is identified as disruptive or otherwise constitutes a pattern of market timing, you will be notified in writing that your transfer privileges will be restricted in the future if the activity continues. Upon detection of any further prohibited activity, you will be notified in writing that your transfer privileges are limited to transfer requests delivered via regular U.S. mail only. No fax, voice, internet, courier or express delivery requests will be accepted. The limitations for the transfer privileges in your certificate will be permanent.

     In addition to our market timing procedures, the underlying portfolios may have their own market timing policies and restrictions. While we reserve the right to enforce the portfolios' policies and procedures, certificate owners and other persons with interests under the certificates should be aware that we may not have the contractual authority or the operational capacity to apply the market timing policies and procedures of the portfolios, except that, under SEC rules, we are required to: (1) enter into a written agreement with each portfolio or its principal underwriter that obligates us to provide the portfolio promptly upon request certain information about the trading activity of individual certificate owners, and (2) execute instructions from the portfolio to restrict or prohibit further purchases or transfers by specific certificate owners who violate the market timing policies established by the portfolios.

     None of these limitations apply to transfers under systematic transfer programs such as Dollar Cost Averaging. The Funds may also have their own policies and procedures described in their prospectuses that are designed to limit market timing or other frequent trading activity. Such policies and procedures may provide for the imposition of a redemption fee and, upon request from the Fund, require us to provide transaction information to the Fund (including an owner's tax identification number) and to restrict or prohibit transfers and other transactions that involve the purchase of shares of a portfolio(s). You should read the Portfolio prospectuses for more details.

     In our sole discretion, we may revise our policies and procedures to detect and deter market timing and other frequent transfer activity at any time without prior notice.

GUARANTEED ACCOUNT TRANSFER RESTRICTIONS There are additional restrictions to transfers involving the guaranteed account. For group-sponsored insurance programs where the certificates do not allow for premium allocations to the guaranteed account, the owner may not transfer amounts into the guaranteed account.

     The following restrictions apply to group-sponsored insurance programs where the guaranteed account is available for premium allocations, to group-sponsored insurance programs where the contractholder owns all the policies and in certain other circumstances (for example, for split-dollar insurance programs). The maximum amount of net cash value to be transferred out of the guaranteed account to the sub-accounts of the separate account at any one time may be limited to 20 percent (or $250 if greater) of the guaranteed account value. Transfers to or from the guaranteed account may be limited to one such transfer per certificate year. We may further restrict transfers from the guaranteed account by requiring that the request is received by us or postmarked in the 30-day period before or after the last day of the certificate anniversary. The certificate anniversary is the same day and month in each succeeding year as the certificate date, or the same day and month in each succeeding year as the date agreed to between the contractholder and us. The certificate anniversary is shown on the specifications page attached to the certificate. The certificate date is the first day of the calendar month on, or following, the issue date. This is the date from which certificate years and certificate months are measured. A certificate month is equal to a calendar month. A certificate year is a period of one year measured from the certificate date and from each successive certificate anniversary. Requests for transfers which meet these conditions would be effective after we approve and record them at our home office.

OTHER TRANSFER INFORMATION For transfers out of the separate account or among the sub-accounts of the separate account, we will credit and cancel units based on the sub-account unit values as of the end of the valuation period during which the owner's request is received at our home office. Transfer requests received before the New York Stock Exchange closes for regular trading receive same-day pricing. If we receive a transfer request at or after the New York Stock Exchange closes (usually 3:00 p.m. Central Time) for regular trading, we will process the order using the unit values for the sub-accounts determined at the close of the next regular trading session of the New York Stock Exchange. Transfers from the guaranteed account will be dollar amounts deducted at the end of the day on which the transfer request is approved at our home office.

     A transfer is subject to a transaction charge. Currently, no such charge is imposed on a transfer, but a charge, up to a maximum of $10 per transfer, may be imposed in the future.

     The owner's instructions for transfer may be made in writing or the owner, or a person authorized by the owner, may make such changes by telephone. To do so, the owner may call us at 1-800-815-7636 during our normal business hours of 8:00 a.m. to 4:45 p.m., Central Time. Owners may also submit their requests for transfer, surrender or other transactions to us by facsimile (FAX) transmission. Our FAX number is 1-651-665-1542.

     We may make other electronic transfer capabilities available to certificate owners under some group-sponsored insurance programs. We will employ reasonable procedures to satisfy ourselves that instructions received from certificate owners are genuine and, to the extent that we do not, we may be liable for any losses due to unauthorized or fraudulent instructions. We require certificate owners to identify themselves in electronic transactions through certificate numbers or such other information as we may deem to be reasonable. We record electronic transfer instructions and we provide the certificate owners with a written confirmation of the electronic transfers.

     Transfers made pursuant to a telephone call or other electronic means are subject to the same conditions and procedures as would apply to written transfer requests. During periods of marked economic or market changes, owners may experience difficulty in implementing a telephone or other electronic transfer due to a heavy volume of network usage. In such a circumstance, owners should consider submitting a written transfer request while continuing to attempt an electronic redemption. For more information on electronic transfers, contact us.

     Although we currently intend to continue to permit transfers in the foreseeable future, the certificate provides that we may modify the transfer privilege by changing the minimum amount transferable, by altering the frequency of transfers, by imposing a transfer charge, by prohibiting transfers, or in such other manner as we may determine at our discretion. For more information on transactions related to your policy, you may contact us at 1-800-815-7636.

                                                                           LOANS

     The owner may borrow from us using only the certificate as the security for the loan. The owner may borrow up to an amount equal to (a) less (b), where (a) is 90 percent of the owner's account value and (b) is any outstanding certificate loans plus accrued loan interest charges. A loan taken from or secured by a certificate may have federal income tax consequences. (See "Federal Tax Status".) The maximum loan amount is determined as of the date we receive the owner's request for a loan.

     Any loan paid to the owner in cash must be in an amount of at least $100. We will charge interest on the loan in arrears. At the owner's request, we will send the owner a loan request form for his or her signature. The owner may also obtain a loan by telephone during our normal business hours of 8:00 a.m. to 4:45 p.m., Central Time. Should the owner make a request by telephone call or other electronic means, he or she will be asked for personal identification and certificate number. More information on the procedures to make requests by telephone call or other electronic means is provided under the "Transfers" section of this prospectus.

     When the owner takes a loan, we will reduce the net cash value by the amount borrowed. This determination will be made as of the end of the valuation period during which the loan request is received at our home office. Unless the owner directs us otherwise, the loan will be taken from the guaranteed account value and separate account value in the same proportion that those values bear to the net cash value and, as to the separate account value, from each sub-account in the proportion that the sub-account value of each such sub-account bears to the owner's separate account value. The number of units to be canceled will be based upon the value of the units as of the end of the valuation period during which we receive the owner's loan request at our home office. The amount borrowed continues to be part of the account value, as the amount borrowed becomes part of the loan account value where it will accrue loan interest credits and will be held in our general account. A loan has no immediate effect on the owner's account value since at the time of the loan the account value is the sum of the guaranteed account value, separate account value and the loan account value. However, a certificate loan may have long term impact on the account value as the amount borrowed no longer participates in the investment experience of a sub-account. When a loan is to come from the guaranteed account value, we have the right to postpone a loan payment for up to six months.

     If a certificate enters a grace period and if the net cash value is insufficient to cover the monthly deduction and the loan repayment, the owner will have to make a loan repayment to keep the certificate in force. We will give the owner notice of our intent to terminate the certificate and the loan repayment required to keep it in force. The time for repayment will be within 31 days after our mailing of the notice. There could be adverse tax consequences if the certificate lapses or is surrendered when a loan is outstanding.

     Outstanding loans and accrued interest will reduce surrender value and death benefits payable.

LOAN INTEREST

     The interest rate charged on a certificate loan will be 8 percent per year. Interest charged will be based on a daily rate which if compounded for the number of calendar days in the year will equal 8 percent annually, and compounded for the number of days since loan interest charges were last updated.

     The outstanding loan balance will increase as the interest charged on the certificate loan accrues. The net cash value will decrease as the outstanding loan balance increases. Loan interest charges are due at the end of the certificate month. If the owner does not pay in cash the interest accrued at the end of the certificate month, this unpaid interest will be added to the outstanding loan balance. The new loan will be subject to the same rate of interest as the loan in effect.

     Interest is also credited to the amount of the certificate loan in the loan account value. Interest credits on a certificate loan shall be at a rate which is not less than 6 percent per year. Interest credited will be based on a daily rate, which if compounded for the number of calendar days in the year will be at least 6 percent annually, and compounded for the number of days since loan interest charges were last updated.

     Loan interest charges and loan interest credits are allocated monthly, at loan repayment, at certificate surrender and at death. Loan interest charges and loan interest credits are allocated to a certificate's guaranteed account value and separate account value in the same proportion that those values bear to the net cash value and, as to the separate account value, to each sub-account in the proportion that the sub-account value of each such sub-account bears to the separate account value.

LOAN REPAYMENTS

     If the certificate is in force, the loan can be repaid in part or in full at any time before the insured's death. The loan may also be repaid within 60 days after the date of the insured's death, if we have not paid any of the benefits under the certificate. Any loan repayment must be at least $100 unless the balance due is less than $100. We currently accept loan repayment checks at our home office.

     Loan repayments are allocated to the guaranteed account. The owner may reallocate amounts in the guaranteed account among the sub-accounts of the separate accounts, subject to the limitations in this prospectus and the certificate on such transfers. For a discussion of the transfer restrictions applicable to the guaranteed account please see the "Transfers" section of this prospectus. Loan repayments reduce the owner's outstanding loan balance by the amount of the loan repayment. Loan repayments will be applied first to interest accrued since the end of the prior certificate month. Any remaining portion of the repayment will then reduce the loan. The net cash value will increase by the amount of the loan repayment.

     A loan, whether or not it is repaid, will have a permanent effect on the account value and the death benefit because the investment results of the sub-accounts will apply only to the amount remaining in the sub-accounts. The effect could be either positive or negative. If net investment results of the sub-accounts are greater than the rate credited on the loan, the account value will not increase as rapidly as it would have if no loan had been made. If investment results of the sub-accounts are less than the rate credited on the loan, the account value will be greater than if no loan had been made.

                                                         LAPSE AND REINSTATEMENT

LAPSE

     Unlike traditional life insurance certificates, the failure to make a premium payment following the payment of the premium which puts the certificate into force will not itself cause a certificate to lapse. Lapse will occur only when the net cash value is insufficient to cover the monthly deduction, and the subsequent grace period expires without sufficient payment being made.

     The grace period is 61 days. The grace period will start on the day we mail the owner a notice that the certificate will lapse if the premium amount specified in the notice is not paid by the end of the grace period. We will mail this notice on any certificate's monthly anniversary when the net cash value is insufficient to pay for the monthly deduction for the insured. The notice will specify the amount of premium required to keep the certificate in force and the date the premium is due. If we do not receive the required amount within the grace period, the certificate will lapse and terminate without account value. Upon lapse, any outstanding loans and accrued interest is extinguished and any collateral in the loan account returned to us. If you die during the grace period an otherwise valid claim will not be denied on the grounds that coverage has lapsed. We reserve the right to deduct any outstanding premium due from the death benefit. The death benefit amount under the death benefit option in effect, at the time of the insured's death, will be paid if death occurs during the grace period.

REINSTATEMENT

     A lapsed certificate may be reinstated, any time within three years from the date of lapse, provided the insured is living and subject to the limitations described below. Reinstatement is made by payment of an amount that, after the deduction of premium expense charges, is large enough to cover all monthly deductions which have accrued on the certificate up to the effective date of reinstatement, plus the monthly deductions for the two months following the effective date of reinstatement. If any loans and loan interest charges are not repaid, this indebtedness will be reinstated along with the insurance. No evidence of the insured's insurability will be required during the first 31 days following lapse, but will be required from the 32nd day to three years from the date of lapse.

     The account value amount on the date of reinstatement will be equal to the amount of any loans and loan interest charges reinstated, increased by the net premiums paid at the time of reinstatement.

     The effective date of reinstatement will be the date we approve the signed application for reinstatement. There will be a full monthly deduction for the certificate month that includes that date.

ADDITIONAL BENEFITS

     Subject to certain requirements, one or more of the following additional insurance benefits may be added to the certificate by rider. However, some group contracts may not offer each of the additional benefits described below. The descriptions below are intended to be general and the group contract, any riders, if applicable and the certificate, should be consulted. New benefit riders which are subsequently developed may also be offered under some group-sponsored insurance programs, and the terms of the riders will be identified in the certificate. The cost of any additional insurance benefits will be deducted as part of the monthly deduction.

ACCELERATED BENEFITS RIDER Provides for the accelerated payment of all or a portion of the death benefit proceeds if the insured is terminally ill, subject to the minimums and maximums specified in the rider. Eligibility requirements and conditions for payment of accelerated benefits are also described in the rider. The amount of accelerated benefit payable is calculated by multiplying the death benefit by an accelerated benefit factor defined in the rider. Accelerated benefits will be paid to the owner unless the owner validly assigns them otherwise. The receipt of benefits under the rider may have tax consequences and the owner should seek assistance from a qualified tax adviser. There is no charge for this rider.

WAIVER OF PREMIUM RIDER Provides for the waiver of the monthly deduction while the insured is totally disabled (as defined in the rider), subject to certain limitations described in the rider. The insured must have become disabled before the age specified in the rider.

ACCIDENTAL DEATH AND DISMEMBERMENT RIDER Provides additional insurance if the insured dies or becomes dismembered as a result of an accidental bodily injury, as defined in the rider. Under the terms of the rider, the additional benefits provided in the certificate will be paid upon receipt of proof by us that the death or dismemberment resulted directly from accidental injury and independently of all other causes. The death or dismemberment must occur within the timeframes specified in the rider.

CHILD RIDER Provides for term insurance on the insured's children, as specified in the rider. To be eligible for the insurance, a child must be of eligible age as indicated in the rider and be dependent upon the insured for financial support. Under terms of the rider, the death benefit will be payable to the owner of the certificate to which the rider is attached.

SPOUSE RIDER Provides for term insurance on the insured's spouse and children, as specified in the rider. To be eligible for the insurance, spouse and children must meet the eligibility requirements indicated in the rider. Under terms of the rider, the death benefit will be payable to the owner of the certificate to which the rider is attached.

POLICYHOLDER CONTRIBUTION RIDER Allows the contractholder to pay for all or a portion of the monthly charges under the certificate without affecting the account value which may accumulate due to employee-paid net premiums. The portion of the net premium paid by the contractholder will be allocated to the guaranteed account. On the same day such premium is allocated, the charges the contractholder intends to cover will be deducted from the guaranteed account value. There is no charge for this rider.

GENERAL MATTERS RELATING TO THE CERTIFICATE

POSTPONEMENT OF PAYMENTS Normally, we will pay any certificate proceeds within seven days after our receipt of all the documents required for such a payment. However, we reserve the right to defer certificate payments, including loans, for up to six months from the date of the owner's request, if such payments are based upon certificate values which do not depend on the investment performance of the separate account. In that case, if we postpone a payment other than a loan payment for more than 31 days, we will pay the owner interest. The minimum guaranteed annual rate is the greater of 3 percent, or the minimum rate required by state law for the period beyond that time that payment is postponed.

     If we have not mailed or delivered the loan amount requested by the owner, up to a maximum of the loan value of his or her certificate, within 10 days of receipt of the loan request in our home office, we will pay interest on the loan amount. Interest will be at an annual rate determined by us, but never less than 3 percent. Interest is calculated starting on the date the loan request is received in our home office and will be due starting on the tenth day following receipt of the loan request in our home office unless the amount of interest is less than $25.00, in which case, no interest is payable. For payments based on certificate values which do depend on the investment performance of the separate account, we may defer payment: (a) for any period during which the New York Stock Exchange is closed for trading (except for normal holiday closing); or (b) when the Securities and Exchange Commission has determined that a state of emergency exists which may make such payment impractical.

     Payment of a surrender or withdrawal will be made as soon as possible, but not later than seven days after our receipt of the owner's written request for surrender or withdrawal. However, if any portion of the net cash value to be surrendered is attributable to a premium payment made by non-guaranteed funds such as a personal check, we will delay mailing that portion of the surrender proceeds until we have reasonable assurance that the payment has cleared and that good payment has been collected. The amount the owner receives on surrender may be more or less than the total premiums paid under the certificate.

     If mandated by applicable law, we may be required to block an owner's account and thereby refuse to pay any request for transfer, withdrawal, surrender, loan or death benefit proceeds until instructions are received from the appropriate regulator. We also may be required to provide additional information about you and your account to government regulators.

THE CERTIFICATE The certificate, the attached signed application, endorsements, any signed application for an increase in face amount and any signed application for reinstatement constitute the entire contract between the owner and us. All statements made by the owner or insured in the signed application are considered representations and not warranties. No statement made by the insured will be used to contest his or her coverage unless a copy of the signed statement is or has been furnished to the insured or to the insured's beneficiary. The beneficiary is the person(s) named in a signed application for insurance or by later designation to receive certificate proceeds in the event of the insured's death. A beneficiary may be changed as set forth in the certificate and this prospectus. Any change to the certificate must be approved in writing by the President, a Vice President, Secretary or an Assistant Secretary of Securian Life. No agent has the authority to alter or modify any of the terms, conditions or agreements of the certificate or to waive any of its provisions.

CONTROL OF CERTIFICATE The insured will be considered the owner of the certificate unless another person is shown as the owner in the signed application. Ownership may be changed, however, by assigning the certificate as described below. The owner is entitled to all rights provided by the certificate, prior to its maturity date. After the maturity date, the owner cannot change the payee nor the mode of payment, unless otherwise provided in the certificate. Any person whose rights of ownership depend upon some future event will not possess any present rights of ownership. If there is more than one owner at a given time, all must exercise the rights of ownership. If the owner should die, and the owner is not the insured, the owner's interest will go to his or her estate unless otherwise provided.

MATURITY A certificate of insurance under the group contract matures in an amount equal to the certificate's net cash value upon the insured's 95th birthday.

BENEFICIARY The owner may name one or more beneficiaries on the signed application to receive the death benefit. The owner may choose to name a beneficiary that the owner cannot change without the beneficiary's consent. This is called an irrevocable beneficiary. If the owner has not named an irrevocable beneficiary, the owner has reserved the right to change the beneficiary by filing a subsequent written request with us. In that event, we will pay the death benefit to the beneficiary named in the most recent change of beneficiary request as provided for in the certificate.

     If a beneficiary dies before the insured, that beneficiary's interest in the certificate ends with that beneficiary's death. Only those beneficiaries who survive the insured will be eligible to share in the proceeds. If no beneficiary survives the insured we will pay the proceeds according to the following order of priority identified in the group contract.

CHANGE OF BENEFICIARY If the owner has reserved the right to change the beneficiary, the owner can file a written request with us to change the beneficiary. If the owner has named an irrevocable beneficiary, the written consent of the irrevocable beneficiary will be required. The owner's written request will not be effective until it is recorded in our home office records. After it has been so recorded, it will take effect as of the date the owner signed the request.

     However, if the insured dies before the request has been so recorded, the request will not be effective as to those proceeds we have paid before the owner's request was so recorded.

SETTLEMENT OPTIONS The death benefit proceeds of a certificate will be payable if we receive due proof of the insured's death while it is in force. The proceeds will be paid in a single sum unless a settlement option has been selected.

     We will pay interest on the death benefit of single sum death proceeds from the date of the insured's death until the date of payment. The minimum guaranteed annual rate is 3 percent, or the minimum rate required by state law for the period beyond that time that payment is postponed.

     The proceeds of a certificate may be paid in other than a single sum and the owner may, during the lifetime of the insured, request that we pay the proceeds under one of the certificate's settlement options. We may also use any other method of payment acceptable to both the owner and us. Unless the owner elects otherwise, a beneficiary may select a settlement option after the insured's death. A settlement option may be selected only if the payments are to be made to a natural person in that person's own right.


     You may also choose to place the proceeds in a Securian Life Benefit Account until you elect a single sum payment or a settlement option. The Benefit Account is an interest-bearing account. Account information, along with a book of drafts (which will function like a checkbook), will be sent to you, and you will have access to funds in the account simply by writing a draft for all or part of the amount of the available balance, and depositing or using the draft as desired. When the draft is paid through the bank that administers the account for Securian Life, the bank will receive the amount you request as a transfer from our general account. The Benefit Account is not a bank account, and it is not insured by the FDIC or any other government agency. As part of our general account, the Benefit Account is backed by the financial strength of Securian Life, although it is subject to the claims of our creditors.


     Each settlement option is payable in fixed amounts as described below. A person electing a settlement option will be asked to sign an agreement covering the election which will state the terms and conditions of the payments. The payments do not vary with the investment performance of the separate account.

- INTEREST PAYMENTS This option will provide payment of interest on the proceeds at such times and for a period that is agreeable to the person electing the settlement option and us. Withdrawal of proceeds may be made in amounts of at least $500. At the end of the period, any remaining proceeds will be paid in either a single sum or under any other method we approve.

- FIXED PERIOD ANNUITY This is an annuity payable in monthly installments for a specified number of years, from one to twenty years. The amount of guaranteed payments for each $1,000 of proceeds applied would be shown on the settlement option agreement.

- LIFE ANNUITY This is an annuity payable monthly during the lifetime of the person who is to receive the income and terminating with the last monthly payment immediately preceding that person's death. We may require proof of the age of the annuitant. The amount of guaranteed payments for each $1,000 of proceeds applied would be shown in the settlement option agreement. It would be possible under this option for the annuitant to receive only one annuity payment if he or she died prior to the due date of the second annuity payment, two if he or she died before the due date of the third annuity payment, etc.

- PAYMENTS OF A SPECIFIED AMOUNT This is an annuity payable in a specified amount until the proceeds and interest are fully paid.

     The minimum amount of interest we will pay under any settlement option will never be less than the minimum guaranteed annual rate, compounded annually, or the minimum rate required by state law, whichever is greater. The minimum guaranteed annual rate is 3 percent.

     Even if the death benefit under a certificate is excludible from income, payments under settlement options may not be excludible in full. This is because earnings on the death benefit after the death of the insured are taxable and payments under the settlement options generally include such earnings. You should consult a tax adviser as to the tax treatment of payments under settlement options.

                                                              FEDERAL TAX STATUS

INTRODUCTION

     This discussion of federal income taxes is general in nature and is not intended as tax advice. Each person concerned should consult a tax adviser. This discussion is based on our understanding of federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of current income tax laws or the current interpretations of the Internal Revenue Service ("IRS"). We have not attempted to consider any applicable state or other tax laws.

TAXATION OF SECURIAN LIFE AND THE VARIABLE UNIVERSAL LIFE ACCOUNT

     We are taxed as a "life insurance company" under the Internal Revenue Code. The operations of the separate account form a part of, and are taxed with, our other business activities. Currently, no federal income tax is payable by us on income dividends received by the separate account or on capital gains arising from the separate account's activities. The separate account is not taxed as a "regulated investment company" under the Code and it does not anticipate any change in that tax status.

     At the present time, we make no charge to the separate account or from premium payments for any federal, state or local taxes (other than state premium taxes and federal taxes under OBRA) that we incur that may be attributable to such account or to the policies. We, however, reserve the right in the future to make a charge for any such tax or other economic burden resulting from the application of the tax laws that we determine to be properly attributable to the separate account or the policies.

     In calculating our corporation income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including separate account assets that are treated as company assets under applicable income tax law. These benefits, which reduce our overall corporate income tax liability may include dividends received deductions and foreign tax credits which can be material. We do not pass these benefits through to the separate accounts, principally because: (i) the majority of the benefits results from the dividends received deduction, which involves no reduction in the dollar amount of dividends that the separate account receives; and (ii) under applicable income tax law, for the purposes of both the dividends received deductions and the foreign tax credits, contract owners are not the owners of the assets generating those benefits.

TAX STATUS OF CERTIFICATES

     Under Section 7702 of the Code, life insurance contracts such as the certificates will be treated as life insurance for federal tax purposes if certain tests are met. There is limited guidance on how these tests are to be applied.

     However, the IRS has issued proposed regulations that would specify what will be considered reasonable mortality charges under Section 7702. In light of these proposed regulations and the other available guidance on the application of the tests under Section 7702, we believe that a certificate issued in respect of a standard risk should meet the statutory definition of a life insurance contract under Section 7702. With respect to a certificate issued on a substandard basis (i.e., a premium class involving higher than standard mortality risk), there is insufficient guidance to determine if such a certificate would satisfy the Section 7702 definition of a life insurance contract. If it is subsequently determined that a certificate does not satisfy
Section 7702, we may take whatever steps are appropriate and necessary to attempt to cause such a certificate to comply with Section 7702.


DIVERSIFICATION OF INVESTMENTS

     Section 817(h) of the Code authorizes the Treasury Department to set standards by regulation or otherwise for the investments of the Variable Universal Life Account to be "adequately diversified" in order for the certificate to be treated as a life insurance contract for federal income tax purposes. The Variable Universal Life Account, through the fund portfolios, intends to comply with the diversification requirements prescribed in Regulations Section 1.817-5, which affect how the portfolio's assets may be invested. Although the investment adviser of the Advantus Series Fund is an affiliate of ours, we do not control the Advantus Series Fund or the investments of its portfolios. Nonetheless, we believe that each portfolio of the Advantus Series Fund in which the Variable Universal Life Account owns shares will be operated in compliance with the requirements prescribed by the Treasury Department. Contract owners bear the risk that the entire certificate could be disqualified as a life insurance contract under the Code due to the failure of the Variable Universal Life Account to be deemed to be "adequately diversified."

OWNER CONTROL

     In some circumstances, owners of variable life insurance contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to current tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the policies, we believe that the owner of a policy should not be treated as the owner of the separate account assets.

     In certain circumstances, owners of variable life policies may be considered the owners, for federal income tax purposes, of the assets of the separate account supporting their policies due to their ability to exercise control over those assets. Where this is the case, the contract owners will be currently taxed on income and gains attributable to the separate account assets. In Revenue Ruling 2003-91, the IRS described the circumstances under which the owner of a variable contract will not possess sufficient control over the assets underlying the contract to be treated as the owner of those assets for federal income tax purposes. Under the contracts in Rev. Rul. 2003-91, there was no arrangement, plan, contract or agreement between the policy owner and the insurance company regarding the availability of a particular investment option and other than the policy owner's right to allocate premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts were made by the insurance company or an advisor in its sole and absolute discretion.

     The Internal Revenue Service has further amplified and clarified its position in Rev. Rul. 2003-91 by issuing new regulations in 2005 and additional Revenue Rulings. We believe that the regulations and additional rulings are meant to clarify the IRS position in Rev. Rul. 2003-91 and that the ownership rights of a certificate owner will not result in any certificate owner being treated as the owner of the assets of the Variable Universal Life Account. However, we do not know whether the IRS will issue additional guidance that will place restrictions on such ownership rights. Therefore, we reserve the right to modify the policy or certificate as necessary to attempt to prevent a certificate owner from being considered the owner of a pro rata share of the assets of the Variable Universal Life Account.


     The following discussion assumes that the certificate will qualify as a life insurance contract for federal income tax purposes.

TAX TREATMENT OF POLICY BENEFITS

     On the death of the insured, the death benefit provided by a certificate will be excludable from the gross income of the beneficiary under Section 101(a) of the Code. The owner is not currently taxed on any part of the inside build-up of cash value until the owner actually receives cash from the certificate. However, taxability may also be affected by the individual's contributions to the certificate and prior certificate activity. We also believe that certificate loans will be treated as indebtedness and will not be currently taxable as income to the certificate owner so long as your certificate is not a modified endowment contract as described below. However, the tax consequences associated with loans are less clear where the spread between the interest rate charged on the loan and the interest rate credited under the certificate is very small. A tax adviser should be consulted about such loans. Whether a modified endowment contract or not, the interest paid on certificate loans will generally not be tax deductible. An owner should consult a competent tax adviser before deducting any loan interest. In addition, default of any loan under the certificate may result in taxable income and/or tax penalties.

     There may also be adverse tax consequences when a certificate with a certificate loan is lapsed or surrendered. If you receive an accelerated benefit, that benefit may be taxable and you should seek assistance from a tax adviser.

     A complete surrender or partial surrender may have tax consequences. On surrender, an owner will generally not be taxed on values received except to the extent that they exceed the gross premiums paid under the certificate, reduced by any previously received excludable amounts (`investment in the certificate"). An exception to this general rule occurs in the case of a partial surrender, a decrease in the face amount, or any other change that reduces benefits under the certificate in the first 15 years after the certificate is issued and that results in a cash distribution to the owner in order for the certificate to continue to comply with the Section 7702 definitional limits. In that case, such distribution may be taxed in whole or in part as ordinary income (to the extent of any gain in the certificate) under rules prescribed in Section 7702. Finally, upon a complete surrender or lapse of a certificate or when benefits are paid at a certificate's maturity date, if the amount received plus the amount of any certificate loan exceeds the total investment in the certificate, the excess will generally be treated as ordinary income, subject to tax.

MODIFIED ENDOWMENT CONTRACTS

     It should be noted, however, that the tax treatment described above is not available for certificates characterized as a modified endowment contract. In general, certificates with high premium in relation to the death benefit may be considered modified endowment contracts. The Code requires that cumulative premiums paid on a life insurance certificate during the first seven contract years cannot exceed the sum of the net level premiums which would be paid under a seven-pay life certificate. If those cumulative premiums exceed the seven-pay life premiums, the certificate is a modified endowment contract.


     Modified endowment contracts are treated as life insurance contracts with respect to the tax treatment of death proceeds and to the extent that the inside build-up of account value is not taxed on a yearly basis. However, any amounts received by the owner, such as loans and amounts received from partial or total surrender of the contract are subject to the same tax treatment as distributions under an annuity (i.e., such distributions are generally treated as taxable income to the extent that the account value immediately before the distribution exceeds the investment in the certificate). This tax treatment includes a 10 percent penalty tax which is imposed on the portion of any distribution that is included in income, except where the distribution or loan is made on or after the owner attains age 59 1/2, or is attributable to the certificate owner becoming disabled, or is part of a series of substantially equal periodic payments for the life of the certificate owner or the joint lives of the certificate owner and beneficiary.


     The modified endowment contract rules apply to all contracts entered into on or after June 21, 1988 that fail to meet the 7-pay test described above and to a certificate that is received in exchange for a modified endowment contract.

     It should be noted, in addition, that a certificate which is subject to a "material change" shall be treated as newly entered into on the date on which such material change takes effect. When a material change occurs, appropriate adjustments shall be made in determining whether such a certificate meets the seven-pay test by taking into account the previously existing cash surrender value. A material change can occur, for example, when there is an increase in the death benefit which is due to the payment of an unnecessary premium. Unnecessary premiums are premiums paid into a certificate which are not needed in order to provide a death benefit equal to the lowest death benefit that was payable in the first seven certificate years. If there is a reduction in the benefits under the certificate during the first seven certificate years at any time, for example, as a result of a partial withdrawal, the 7-pay test will have to be reapplied as if the certificate had originally been issued at the reduced face amount.

     To prevent your certificate from becoming a modified endowment contract, it may be necessary to limit premium payments or to limit reductions in benefits.

     In rare circumstances, if we receive and allocate your premium before its due date, your certificate will become a modified endowment contract. To prevent your certificate from becoming a modified endowment contract, we will hold your premium in a non-interest bearing account until its due date, at which time we will allocate your premium to the guaranteed account or sub-accounts of the Variable Universal Life Account.

     If a certificate becomes a modified endowment contract, distributions that occur during the certificate year it becomes a modified endowment contract and any subsequent certificate year will be taxed as distributions from a modified endowment contract. Distributions from a certificate within two years before it becomes a modified endowment contract will also be taxed in this manner. This means that a distribution made from a certificate that is not a modified endowment contract could later become taxable as a distribution from a modified endowment contract.

     Due to the certificate's flexibility, classification of a certificate as a modified endowment contract will depend upon the circumstances of each certificate. Accordingly, a prospective certificate owner should contact a tax adviser before purchasing a certificate to determine the circumstances under which the certificate would be a modified endowment contract. An owner should also contact a tax adviser before paying any lump sum premiums or making any other change to, including an exchange of, a certificate to determine whether that premium or change would cause the certificate (or the new certificate in the case of an exchange) to be treated as a modified endowment contract.

MULTIPLE POLICIES

     All modified endowment contracts issued by us (or an affiliated company) to the same owner during any calendar year will be treated as one modified endowment contract for purposes of determining the amount includable in gross income under Section 72(e) of the Code. Additional rules may be promulgated under this provision to prevent avoidance of its effects through serial contracts or otherwise. A life insurance certificate received in exchange for a modified endowment contract will also be treated as a modified endowment contract.

WITHHOLDING

     To the extent that certificate distributions are taxable, they are generally subject to income tax withholding. Recipients can generally elect however, not to have tax withheld from distributions.


CONTINUATION OF POLICY BEYOND AGE 100

     While we intend for the certificate to remain in force without age limitations, the tax consequences associated with a certificate remaining in force after the insured's 100th birthday are unclear. You should consult a tax adviser in all these circumstances.

BUSINESS USES OF POLICY

     The certificate may be used in various arrangements, including non-qualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances of each individual arrangement. Therefore, if you are contemplating the use of a certificate in any arrangement the value of which depends in part on its tax consequences, you should be sure to consult a tax adviser regarding the tax attributes of the particular arrangement.


     Moreover, in recent years, Congress has adopted new rules relating to corporate owned life insurance. The Pension Protection Act of 2006 added a new section to the Code that denies the tax-free treatment of death benefits payable under an employer-owned life insurance contract unless certain notice and consent requirements are met and either (1) certain rules relating to the insured employee's status are satisfied or (2) certain rules relating to the payment of the "amount received under the contract" to, or for the benefit of, certain beneficiaries or successors of the insured employee are satisfied. The new rules apply to life insurance contracts owned by corporations (including S corporations), individual sole proprietors, estates and trusts and partnerships that are engaged in a trade or business. Any business contemplating the purchase of a policy on the life of an employee should consult with its legal and tax advisors regarding the applicability of the new legislation to the proposed purchase.

OTHER TAXES

     Federal estate and state and local estate, inheritance, and other tax consequences of ownership or receipt of certificate proceeds depend upon the circumstances of each certificate owner or beneficiary.


EMPLOYER-OWNED LIFE INSURANCE CONTRACTS

     The Pension Protection Act of 2006 added new section 101(j) of the Code which provides that unless certain eligibility, notice and consent requirements are satisfied and either (1) certain rules relating to the insured employee's status are satisfied or (2) certain rules relating to the payment of the "amount received under the contract" to, or for the benefit of, certain beneficiaries or successors of the insured employee are satisfied, the amount excludible as a death benefit payment under an employer-owned life insurance contract will generally be limited to the premiums paid for such contract (although certain exceptions may apply in specific circumstances). An employer-owned life insurance contract is a life insurance contract (or certificate) owned by an employer that insures an employee of the employer and where the employer is a direct or indirect beneficiary under such contact. The new rules apply to life insurance contracts owned by corporations (including S corporations), individual sole proprietors, estates and trusts and partnerships that are engaged in a trade or business. It is the employer's responsibility to verify the eligibility of the intended insured under employer-owned life insurance contracts and to provide the notices and obtain the consents required by section 101(j). These requirements generally apply to employer-owned life insurance contracts issued or materially modified after August 17, 2006. A tax adviser should be consulted by anyone considering the purchase or modification of an employer-owned life insurance contract.

LIFE INSURANCE PURCHASES BY RESIDENTS OF PUERTO RICO

     In Rev. Rul. 2004-75, 2004-31 I.R.B. 109, the Internal Revenue Service announced that income received by residents of Puerto Rico under life insurance contracts (or certificates) issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States Federal income tax.

LIFE INSURANCE PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS


     Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers that are not U.S. citizens or residents are advised to consult with a qualified tax adviser regarding U.S. and foreign taxation with respect to a life insurance policy purchase.


NON-INDIVIDUAL OWNERS AND BUSINESS BENEFICIARIES OF POLICIES

     If a certificate is owned or held by a corporation, trust or other non-natural person, this could jeopardize some (or all) of such entity's interest deduction under Code Section 264, even where such entity's indebtedness is in no way connected to the certificate. In addition, under Section 264(f)(5), if a business (other than a sole proprietorship) is directly or indirectly a beneficiary of a certificate, this certificate could be treated as held by the business for purposes of the Section 264(f) entity-holder rules. Therefore, it would be advisable to consult with a qualified tax adviser before any non-natural person is made an owner or holder of a certificate, or before a business (other than a sole proprietorship) is made a beneficiary of a certificate.


SPLIT-DOLLAR ARRANGEMENTS

     The IRS and the Treasury Department have issued guidance that substantially affects split-dollar arrangements. Consult a qualified tax adviser before entering into or paying additional premiums with respect to such arrangements.

     Additionally, the Sarbanes-Oxley Act of 2002 (the "Act") prohibits, with limited exceptions, publicly-traded companies, including non-U.S. companies that have securities listed on exchanges in the United States, from extending, directly or through a subsidiary, many types of personal loans to their directors or executive officers. It is possible that this prohibition may be interpreted as applying to split-dollar life insurance policies for directors and executive officers of such companies, since such insurance arguably can be viewed as involving a loan from the employer for at least some purposes.

     Although the prohibition on loans is generally effective as of July 30, 2002, there is an exception for loans outstanding as of that date, so long as there is no material modification to the loan terms and the loan is not renewed after July 30, 2002. Any affected business contemplating the payment of a premium on an existing certificate, or the purchase of a new certificate, in connection with a split-dollar life insurance arrangement should consult legal counsel.

ALTERNATIVE MINIMUM TAX


     There may also be an indirect tax upon the income in a certificate or the proceeds of a certificate under the federal corporate alternative minimum tax, if the owner is subject to that tax.


     There may also be an indirect tax upon the income in a certificate or the proceeds of a certificate under the federal corporate alternative minimum tax, if the owner is subject to that tax.

ESTATE, GIFT AND GENERATION-SKIPPING TRANSFER TAXES The transfer of the certificate or designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation-skipping transfer taxes.

     For example, when the insured dies, the death proceeds win generally be includable in the certificate owner's estate for purposes of federal estate tax if the insured owned the certificate. If the certificate owner was not the insured, the fair market value of the certificate would be included in the certificate owner's estate upon the owner's death. The certificate would not be includable in the insured's estate if the insured neither retained incidents of ownership at death nor had given up ownership within three years before death.

     Moreover, under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of a life insurance certificate is transferred to, or a death benefit is paid to, an individual two or more generations younger than the certificate owner. Regulations issued under the Code may require us to deduct the tax from your certificate, or from any applicable payment, and pay it directly to the IRS. A competent tax adviser should be consulted for further information.

ECONOMIC GROWTH AND TAX RELIEF RECONCILIATION ACT OF 2001 The Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA") repeals the federal estate tax and replaces it with a carryover basis income tax regime effective for estates of decedents dying after December 31, 2009. EGTRRA also repeals the generation skipping transfer tax, but not the gift tax, for transfers made after December 31, 2009. EGTRRA contains a sunset provision, which essentially returns the federal estate, gift and generation-skipping transfer taxes to their pre-EGTRRA form, beginning in 2011. Congress may or may not enact permanent repeal between now and then.


     During the period prior to 2010, EGTRRA provides for periodic decreases in the maximum estate tax rate coupled with periodic increases in the estate tax exemption. For 2009, the maximum estate tax rate is 45% and the estate tax exemption is $3,500,000.


     The complexity of the new tax law, along with uncertainty as to how it might be modified in coming years, underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.

     It should be understood that the foregoing description of the federal income tax, gift and estate tax consequences under the policies is not exhaustive and that special rules are provided with respect to situations not discussed. Statutory changes in the Code, with varying effective dates, and regulations adopted thereunder may also alter the tax consequences of specific factual situations. Due to the complexity of the applicable laws, any person contemplating the purchase of a variable life insurance certificate or exercising elections under such a certificate may want to consult a tax adviser.

DISTRIBUTION OF CERTIFICATES

     The group contract and certificates will be sold by state licensed life insurance producers who are also registered representatives of Securian Financial Services, Inc. ("Securian Financial") or of other broker-dealers who have entered into selling agreements with Securian Financial ("Selling Firms"). Securian Financial, whose address is 400 Robert Street North, St. Paul, Minnesota 55101-2098, is a registered broker-dealer under the Securities Exchange Act of 1934 and a member of the Financial Industry Regulatory Authority. Securian Financial was incorporated in 1984 under the laws of the State of Minnesota and acts as principal underwriter for the policies. Securian Financial is a wholly-owned subsidiary of Securian Financial Group, Inc., which is a second-tier subsidiary of a mutual insurance holding company called Minnesota Mutual Companies, Inc.

     The amount of commission received by an individual registered representative in connection with the sale of a group contract or certificate is determined by his or her broker-dealer. In the case of a group contract or certificate sold by registered representatives of Securian Financial, commissions are paid, if at all, directly to such registered representatives by Securian Life as agent for Securian Financial. Compensation based on such sales may also be paid to general agents of Securian Life who are also Securian Financial registered representatives. In the case of a group contract or certificate sold by a registered representative of a Selling Firm, commissions are paid directly to the Selling Firms. The commissions and compensation described in this section, and the payments to broker-dealers described below, do not result in charges against the group contract or certificates that are in addition to the charges described elsewhere in this prospectus.

     Commissions to any registered representatives, whether such registered representatives are registered with Selling Firms or Securian Financial on the sale of certificates will be premium-based, asset-based or a fixed amount. Commissions under a group-sponsored insurance program will not exceed the equivalent of 50 percent of the portion of all premiums paid in the initial year to cover the cost of insurance, 7 percent of all premiums paid in the initial year in excess of the amount to cover the cost of insurance, and 7 percent of all premiums paid after the initial year. In addition to commission payments to registered representatives of Securian Financial Services, Securian Life or its affiliates may also make certain retirement and other benefit plans (including deferred compensation, group health and life insurance and liability insurance programs) available to its employees or full-time life insurance agents.

     The commission schedule for a group-sponsored insurance program will be determined based on a variety of factors, including enrollment procedures, the size and type of the group, the total amount of premium payments to be received, any prior existing relationship with the group sponsor, the sophistication of the group sponsor, and other circumstances of which we are not presently aware.

     All of the compensation described here, and other compensation or benefits provided by Securian Life or our affiliates, may be more or less than the overall compensation on similar or other products. The amount and/or structure of the compensation may influence your registered representative, broker-dealer or selling institution to present the policies described in this prospectus over other investment alternatives. However, the differences in compensation may also reflect differences in sales effort or ongoing customer services expected of the registered representative or the broker-dealer.


PAYMENTS MADE BY UNDERLYING MUTUAL FUNDS


     Securian Life pays the costs of selling the group contract and certificates, some of which are described in more detail elsewhere in this prospectus, which benefits the underlying mutual funds by providing increased distribution of the shares of such funds. The underlying mutual funds, or their investment advisers or principal underwriters, may pay Securian Life (or Securian Life affiliates) a fee for the purpose of reimbursing Securian Life for the costs of certain distribution or operational services that Securian Life provides and that benefit the funds. Payments from an underlying fund that relate to distribution services are made pursuant to the fund's 12b-1 plan, under which the payments are deducted from the fund's assets and described in the fee table included in the fund's prospectus. 12b-1 payments from underlying funds range in amount from 0% to 0.25% of fund assets held in the Separate Account. These payments decrease a fund's investment return.

     In addition, payments may be made pursuant to service/administration agreements between Securian Life (or Securian Life affiliates) and the underlying mutual fund's investment adviser (or its affiliates), in which case payments are typically made from assets of that firm and not from the assets of the fund. These payments, which are sometimes known as revenue sharing, are in addition to the 12b-1 fees and those other fees and expenses incurred by a fund and disclosed in its prospectus fee table. Service and administrative payments are paid to Securian Life or its affiliates for such things as Securian Life's aggregation of all certificate owner purchase, redemption, and transfer requests within the Sub-Accounts of the Separate Account each business day and the submission of one net purchase/redemption request to each underlying mutual fund. When the Separate Account aggregates such transactions through the Separate Account's omnibus account with an underlying mutual fund, the fund avoids the expenses associated with processing individual transactions. Because funds selected for inclusion in the group contract may also benefit from expanded marketing opportunities as a result of such inclusion, a fund's investment adviser (or its affiliates) may have an incentive to make such payments regardless of other benefits the fund may derive from services performed by Securian Life. Service and administrative payments received by Securian Life or its affiliates range in amount from 0% to 0.35% of fund assets held in the Separate Account.

     Owners, through their indirect investment in the funds, bear the costs of the investment advisory fees that mutual funds pay to their respective investment advisers. As described above, an investment adviser of a fund, or its affiliates, may make payments to Securian Life and/or certain of our affiliates. These payments may be derived, in whole or in part, from the advisory fee deducted from fund assets.

     Securian Life took into consideration anticipated payments from underlying mutual funds and their investment advisers (or the advisers' affiliates) when it determined the charges that are assessed under the group contract and certificates. Without these payments, certain group contract and certificate charges would likely be higher than they are currently. All of the underlying mutual funds offered in the group contract and certificates currently pay 12b-1 fees to Securian Life, and some but not all of such funds' investment advisers (or the advisers' affiliates) currently pay service or administrative fees to Securian Life.


     Securian Life considers profitability when determining the charges in these group contract and certificates. In early contract years, Securian Life does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Securian Life does, however, anticipate earning a profit in later contract years. In general, Securian Life's profit will be greater the longer a certificate is held and the greater a certificate's investment return.


OTHER MATTERS

LEGAL PROCEEDINGS

     Securian Life, like other life insurance companies, is ordinarily involved in litigation. Although the outcome of any litigation cannot be predicted with certainty, we believe that, as of the date of this prospectus, there are no pending or threatened lawsuits that will have a materially adverse impact on: the separate account; Securian Financial to perform its underwriting contract with the separate account; or the ability of Securian Life to meet its obligations under the Policy.

REGISTRATION STATEMENT

     We have filed a Registration Statement under the Securities Act of 1933, as amended, with the Securities and Exchange Commission with respect to the group contracts and certificates offered hereby. This prospectus does not contain all the information set forth in the registration statement and amendments thereto and the exhibits filed as a part thereof, to all of which reference is hereby made for further information concerning the separate account, Securian Life, and the certificates. Statements contained in this prospectus as to the contents of certificates and other legal instruments are summaries, and reference is made to such instruments as filed.

FINANCIAL STATEMENTS

     The complete financial statements of the separate account and Securian Life can be found in the Statement of Additional Information. The Statement of Additional Information is available from us at your request.

     To request a Statement of Additional Information call us at 1-800-815-7636 or write to us at: Securian Life Insurance Company at 400 Robert Street North, St. Paul, Minnesota 55101.

                                             STATEMENT OF ADDITIONAL INFORMATION

     A Statement of Additional Information, with the same date, containing further information about Securian Life Variable Universal Life Account, the group contract and the certificates is available without charge from us at your request. It has been filed with the SEC and is incorporated by reference into this prospectus. In addition, you may order a personalized illustration of death benefits, cash surrender values, and cash values, without charge, from us. To request a free copy of the Statement of Additional Information, a personalized illustration or any information about your certificate call us at 1-800-815-7636 or write to us at: Securian Life Insurance Company at 400 Robert Street North, St. Paul, Minnesota 55101.

     Information about Securian Life Variable Universal Life Account (including the Statement of Additional Information) can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090) or at the SEC's website, http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, 100 F Street, NE, Washington, DC 20549-0102. You can also call the SEC at 1-202-551-8090.

     The table of contents for the Statement of Additional Information is as follows:

General Information and History
Premiums
Additional Information About Operation of Contracts and Registrant
Underwriters
Illustrations
Financial Statements


RULE 12-h7 REPRESENTATIONS

     Consistent with well established industry and SEC practice, Securian Life does not believe that the Company is subject to the periodic reporting requirements of the Securities Exchange Act of 1934 (the "Securities Exchange Act") as depositor of the Variable Universal Life Account, or for any other variable separate account for which we act as depositor. Nevertheless, to the extent the SEC takes the position that insurance company depositors of variable insurance product separate accounts registered with the SEC are subject to the periodic reporting requirements of the Securities Exchange Act, Securian Life intends to rely upon the exemption from those requirements set forth in Rule 12-h7 under the Securities Exchange Act to the extent necessary to avoid any such periodic reporting obligation.


Investment Company Act No. 811-21859

                  SECURIAN LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                           (Exact Name of Registrant)

                         Securian Life Insurance Company
                               (Name of Depositor)

                             400 Robert Street North
                           Saint Paul, Minnesota 55101
              (Address of Depositor's Principal Executive Offices)

                                  651-665-3500
               (Depositor's Telephone Number, including Area Code)

                               Dwayne C. Radel, Esq.

                         Securian Life Insurance Company
                             400 Robert Street North
                           Saint Paul, Minnesota 55101
                     (Name and Address of Agent for Service)

                       STATEMENT OF ADDITIONAL INFORMATION

                THE DATE OF THIS DOCUMENT IS: May 1, 2009
                THE DATE OF THE PROSPECTUS IS: May 1, 2009

This Statement of Additional Information is not a prospectus. Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the prospectus. Therefore, this Statement should be read in conjunction with the current prospectus, which may be obtained by calling Securian Life Insurance Company at 1-800-815-7636, or writing to Securian
Life at 400 Robert Street North, Saint Paul, Minnesota 55101. Defined terms as used in the prospectus, group contract and certificates are incorporated into this Statement of Additional Information by reference.


Table of Contents

General Information and History
Premiums
Additional Information About Operation of Contracts and Registrant
Underwriters


Illustrations
Financial Statements

GENERAL INFORMATION AND HISTORY

We are a wholly-owned subsidiary of Securian Financial Group, Inc., a Delaware corporation and a sister company to Minnesota Life Insurance Company, ("Minnesota Life") incorporated in and having its principal office at 400 Robert Street North, Saint Paul, Minnesota 55101. Minnesota Life was formerly known as The Minnesota Mutual Life Insurance Company ("Minnesota Mutual"), a mutual life insurance company organized in 1880 under the laws of Minnesota. Effective October 1, 1998, Minnesota Mutual reorganized by forming a mutual insurance holding company named "Minnesota Mutual Companies, Inc." Minnesota Mutual continued its corporate existence following conversion to a Minnesota stock life insurance company named "Minnesota Life Insurance Company." All of the shares of the voting stock of Securian Life are owned by a second tier intermediate stock holding company named "Securian Financial Group, Inc.", which in turn is a wholly-owned subsidiary of a first tier intermediate stock holding company named "Securian Holding Company", which in turn is a wholly-owned subsidiary of the ultimate parent, Minnesota Mutual Companies, Inc. We are licensed to conduct a life insurance business in all states.


The Securian Life Variable Universal Life Account was established on December 1, 2004, by our Board of Directors in accordance with certain provisions of the Minnesota law. The separate account is registered as a "unit investment trust" with the Securities and Exchange Commission under the Investment Company Act of 1940. The separate account meets the definition of a "separate account" under the federal securities laws.


We are the legal owner of the assets in the separate account. The obligations to certificate owners and beneficiaries arising under the certificates are general corporate obligations of Securian Life and thus our general assets back the certificates. The Minnesota law under which the separate account was established provides that the assets of the separate account shall not be chargeable with liabilities arising out of any other business which we may conduct, but shall be held and applied exclusively to the benefit of the holders of those variable life insurance certificates for which the separate account was established. The investment performance of the separate account is entirely independent of both the investment performance of our guaranteed account and of any other separate account which we may have established or may later establish.

The separate account has 20 sub-accounts. Each sub-account invests in shares of a corresponding Portfolio of the Funds. Not all of the Portfolios of the Funds may be available for investment by the separate account.

The separate account currently invests in the Advantus Series Fund, Inc., Fidelity(R) Variable Insurance Products Funds, Ivy Funds Variable Insurance Portfolios, Inc. and Janus Aspen Series.

PREMIUMS

Premiums for the certificates will not be the same for all owners. Charges will vary based on the group-sponsored insurance program under which the certificate is issued. We will determine charges pursuant to our established actuarial procedures, and in doing so we will not discriminate unreasonably or unfairly against any person or class of persons. The charges (other than cost of insurance rates) for certificates under a group-sponsored insurance program are shown on the specifications page of the certificate.

A premium must be paid to put a certificate in force, and may be remitted to us by the group contractholder on behalf of the owner. Generally, premium payments for certificates under group-sponsored insurance programs are regularly deducted by an employer from the certificate owner's paycheck. If an owner's insurance is continued following loss of the insured's eligibility under the group-sponsored insurance program (requirements for continuation are described in the certificate and prospectus), we will accept direct premium payments from the owner by check or electronic funds transfer from a checking or savings account. If an owner in such a situation elects to remit premiums by check, we will send a premium notice for the premium due to the owner's address on record. If an owner elects to remit premiums by electronic funds transfer, we will deduct the premium due from the checking or savings account monthly on the date specified by the owner.

The initial premium for a certificate must cover the premium expense charges and the first month's deductions. Premiums paid after the initial premium may be in any amount. A premium must be paid when there is insufficient net cash value to pay the monthly deduction necessary to keep the certificate in force. In this situation, we will send the owner a notice that a premium payment is required.

When the certificate is issued, the certificate's specifications page may show premium payments scheduled and the amounts of those payments. However, the owner may elect to skip or omit making those premium payments. The certificate does not obligate the owner to pay premiums in accordance with a premium schedule.

ADDITIONAL INFORMATION ABOUT OPERATION OF CONTRACTS AND REGISTRANT

Securian Life provides accounting oversight, financial reporting, legal and other administrative services. Prior to April 1, 2003, Securian Life provided additional accounting and administrative services which are now performed by State Street Bank and Trust Company. However, Securian Life continues to oversee State Street's performance of these services.


CERTIFICATE CHANGES We reserve the right to limit the number of certificate changes to one per certificate year and to restrict such changes in the first certificate year. For this purpose, changes include increases or decreases in face amount. No change will be permitted that would result in the death benefit under a certificate being included in gross income due to not satisfying the requirements of Section 7702 of the Internal Revenue Code or any applicable successor provision.

CONFORMITY WITH STATUTES If any provision in a certificate is in conflict with the laws of the state governing the certificate, the provision will be deemed to be amended to conform to such laws.

CLAIMS OF CREDITORS Except as provided by law, neither the certificate nor any payment thereunder will be subject to the claims of creditors or to any legal process.

INCONTESTABILITY After a certificate has been in force during the insured's lifetime for two years from the certificate date, we cannot contest the insurance for any loss that is incurred more than two years after the certificate date, unless the net cash value has dropped below the amount necessary to pay the insured's cost of insurance on the insured's life. However, if there has been an increase in the amount of insurance for which we required evidence of insurability, then, to the extent of the increase, any loss which occurs within two years of the effective date of the increase will be contestable. We may elect to waive our right to contest the insurance for any loss that is incurred within two years after the certificate issue date where the certificate replaces existing coverage.

ASSIGNMENT The certificate may be assigned. However, we will not be bound by any assignment unless it is in writing and filed at our home office in St. Paul, Minnesota. We assume no responsibility for the validity or effect of any assignment of the certificate or of any interest in it. Any claim made by an assignee will be subject to proof of the assignee's interest and the extent of the assignment. A valid assignment will take precedence over any claim of a beneficiary.

SUICIDE If the insured dies by suicide within two years of the original certificate date, our liability will be limited to an amount equal to the premiums paid for the certificate. If there has been a face amount increase for which we required evidence of insurability, and if the insured dies by suicide within two years from the effective date of the increase, our liability with respect to the increase will be limited to an amount equal to the cost of insurance charge attributable to that increase.

MISSTATEMENT OF AGE If the age of the insured has been misstated, the death benefit and account value will be adjusted. The adjustment will be the difference between two amounts accumulated with interest. These two amounts are:

- the monthly cost of insurance charges that were paid; and

- the monthly cost of insurance charges that should have been paid based on the insured's correct age.

The interest rates used are the rates that were used in accumulating guaranteed account values for that time period.

EXPERIENCE CREDITS    Each year we will determine if this class of
certificates and this certificate will receive an experience credit. Experience credits, if received, may be added to the owner's account value or, if the owner elects, they may be paid in cash. Experience credits will vary based on the terms, claims experience and cost of insurance for the group-sponsored insurance program under which the group contract is issued. We will determine experience credits pursuant to our established actuarial procedures. We do not expect any experience credits will be declared.

An experience credit applied to the account value will be allocated to the guaranteed account or to the sub-accounts of the separate account in accordance with the owner's current instructions for the allocation of net premiums. In the absence of such instructions, experience credits will be allocated to the guaranteed account value and separate account value in the same proportion that those account values bear to the net cash value and, as to the account value in the separate account, to each sub-account in the proportion that the sub-account value bears to the separate account value.

REPORTS Each year we will send the owner a report. At a minimum, the report will include the account value, the face amount, and the death benefit as of the date of the report, the premiums paid during the year, loan activity and the certificate value. The report will be sent to the owner without cost. The report will be as of a date within two months of its mailing.

DEATH BENEFIT The Cash Value Accumulation Test requires that the death benefit be greater than the account value times a specified percentage.
The Guideline Premium/Cash Value Corridor Test limits the amount of premiums which may be paid in addition to requiring that the death benefit be greater
than the account value times a specified percentage.    Each certificate will
be tested when premiums are paid, at the end of each month and at death for
compliance to the test chosen for that certificate.    Under either test, if
the death benefit is not greater than the applicable percentage of the account value, or for the Guideline Premium/Cash Value Corridor Test, the premiums paid exceed the limit for the current death benefit, we will increase the face amount or return premium with interest to maintain compliance with IRC Section 7702.

For the Cash Value Accumulation Test, the applicable percentage by which to multiply the account value to determine the minimum death benefit requirement varies by the age and underwriting class of the insured. The following table contains illustrative applicable percentages for this test for the non-tobacco underwriting class:

             Applicable Percentage      Applicable Percentage
Attained    for certificates issued   for certificates issued on
  Age        before January 1, 2009     or after January 1, 2009
  ---       -----------------------   --------------------------
   35         433%                      512%
   45         311                       369
   55         227                       376
   65         172                       216
   75         138                       179

For the Guideline Premium/Cash Value Corridor Test, the applicable percentage by which to multiply the account value to determine the minimum death benefit requirement varies only by the age of the insured. The following table contains the applicable percentages for the account value portion of this test:

Attained   Applicable      Attained   Applicable      Attained   Applicable
  Age      Percentage        Age      Percentage        Age      Percentage
  ---      ----------        ---      ----------        ---      ----------
40 & below    250%            54         157%            68         117%
   41         243             55         150             69         116
   42         236             56         146             70         115
   43         229             57         142             71         113
   44         222             58         138             72         111
   45         215             59         134             73         109
   46         209             60         130             74         107
   47         203             61         128            75-90       105
   48         197             62         126             91         104
   49         191             63         124             92         103
   50         185             64         122             93         102
   51         178             65         120             94         101
   52         171             66         119             95         100
   53         164             67         118


The premium limit under the Guideline Premium/Cash Value Corridor Test varies by the amount of the death benefit, the certificate year, age and underwriting class of the insured as well as the charges under the certificate. You may call us at 1-800-815-7636, during our normal business hours of 8:00 a.m. to 4:45 p.m., Central Time, if you would like us to calculate the maximum premium you may pay under your certificate for this test. As you increase the amount of premium you pay, you may cause your certificate to may become a modified endowment contract. (See "Federal Tax Status".)

UNDERWRITERS

The group contracts and certificates are a continuous offering and will be sold by state licensed life insurance producers who are also registered representatives of Securian Financial Services, Inc. ("Securian Financial") or of other broker-dealers who have entered into selling agreements with Securian Financial. Securian Financial acts as principal underwriter for the policies. Securian Financial is a wholly-owned subsidiary of Securian Financial Group, Inc., which is a second-tier subsidiary of a mutual insurance holding company called Minnesota Mutual Companies, Inc.

Securian Financial, whose address is 400 Robert Street North, St. Paul, Minnesota 55101-2098, is a registered broker-dealer under the Securities Exchange Act of 1934 and a member of the Financial Industry Regulatory Authority. Securian Financial was incorporated in 1984 under the laws of the State of Minnesota. The contracts and certificates are sold in the states where their sale is lawful. The insurance underwriting and the determination of a proposed insured's risk classification and whether to accept or reject an application for a certificate is done in accordance with our rules and standards.

Commissions to registered representatives on the sale of certificates will be premium-based, asset-based or a fixed amount. Commissions under a group-sponsored insurance program will not exceed the equivalent of 50 percent of the portion of all premiums paid in the initial year to cover the cost of insurance, 7 percent of all premiums paid in the initial year in excess of the amount to cover the cost of insurance, and 7 percent of all premiums paid after the initial year.

The commission schedule for a group-sponsored insurance program will be determined based on a variety of factors, including enrollment procedures, the size and type of the group, the total amount of premium payments to be received, any prior existing relationship with the group sponsor, the sophistication of the group sponsor, and other circumstances of which we are not presently aware. No underwriting commissions have been paid to or retained by Securian Financial Services, Inc.


While Securian Financial does not receive any direct compensation from Securian Life when selling a Securian Life variable product, it is reimbursed by Securian Life for compliance related costs resulting from Securian's sales of Securian Life variable products. Securian Financial may also receive amounts from the Funds for services provided under a 12b-1 plan of distribution. For providing these distribution services, Securian Financial may receive a fee of 0.25 percent of the average daily net assets of those Portfolios of the Funds which have a 12b-1 fee.

The group contracts will be offered and sold pursuant to our underwriting procedures, in accordance with state insurance laws. Individuals who satisfy the eligibility requirements under a particular group contract may be required to submit to an underwriting procedure which requires satisfaction of underwriting requirements.

When we receive a completed application or request for an increase in face amount we may require medical evidence of insurability to determine whether the applicant is insurable. If so, we will follow certain insurance underwriting (risk evaluation) procedures. This process may involve such verification procedures as medical examinations and may require that further information be provided by the proposed insured before a determination can be made. We may also issue certificates that do not require medical evidence of insurability. Schedules for evidence of insurability requirements may be determined for each group-sponsored insurance program and are based on a variety of factors related to the group. In determining these schedules we will not discriminate unreasonably or unfairly against any person or class of persons.

ILLUSTRATIONS

To illustrate the operation of the certificate under various assumptions, we have prepared several tables along with additional explanatory text, that may be of assistance.

The following tables illustrate how the account value and death benefit of a certificate change with the investment experience of the sub-accounts of the separate account. The tables show how the account values and death benefit of a certificate issued to an insured of a given age and at a given premium would vary over time if the investment return on the assets held in each sub-account of the separate account were a uniform, gross, after-tax rate of 0 percent, 6 percent or 12 percent. The account values and death benefits would be different from those shown if the gross annual investment rates of return averaged 0 percent, 6 percent and 12 percent over a period of years, but fluctuated above and below those averages for individual certificate years.

The tables illustrate both a certificate issued to an insured, age 45 and to an insured, age 55, in a group-sponsored program. This assumes a $4.00 monthly administration charge, a 3 percent sales charge, a 2 percent premium tax charge, and a 0.25 percent federal tax charge. Cost of insurance charges used in the tables are either the guaranteed maximums or assumed levels as described in the following paragraph. If a particular certificate has different administration, sales, tax, or cost of insurance charges, the account values and death benefits would vary from those shown in the tables. The account values and death benefits would also vary if premiums were paid in other amounts or at other than annual intervals, or account values were allocated differently among individual sub-accounts with varying rates of return. The illustrations of death benefits also vary between tables depending upon whether the level or variable type death benefits are illustrated.

The account value column in the tables with the heading "Using Maximum Cost of Insurance Charges - - 1980 CSO" shows the accumulated value of premiums paid reflecting deduction of the charges described above and monthly charges for the cost of insurance based on the guaranteed maximum rate, which is 125 percent of the maximum allowed under the 1980 Commissioners Standard Ordinary ("1980 CSO") Mortality Table. The account value column in the tables with the heading "Using Maximum Cost of Insurance Charges - - 2001 CSO" shows the accumulated value of premiums paid reflecting deduction of the charges described above and monthly charges for the cost of insurance based on the guaranteed maximum rate, which is 100 percent of the maximum allowed under the 2001 Commissioners Standard Ordinary ("2001 CSO") Mortality Table. A maximum sales charge of 5 percent is also used. The account value column in the tables with the heading "Using Assumed Cost of Insurance Charges" shows the accumulated value of premiums paid reflecting deduction of the charges described above and monthly charges for the cost of insurance at an assumed level which is substantially less than the guaranteed rate. Actual cost of insurance charges for a certificate depend on a variety of factors as described in "Account Value Charges" section of the prospectus.

The amounts shown for the hypothetical account value and death benefit as of each certificate year reflect the fact that the net investment return on the assets held in the sub-accounts is lower than the gross, after-tax return. This is because the expenses of the Fund assessed against the net assets of the Variable Universal Life Account are deducted from the gross return. The investment expenses illustrated represent an average of the investment advisory fee charged for all Funds covered under the prospectus. The investment advisory fee for each Portfolio for the last fiscal year is shown in the Fund's prospectus. In addition to the deduction for the investment advisory fee, the illustrations also reflect a deduction for Portfolio costs and expenses for the last fiscal year, as shown in the Fund's prospectus. The average annual expense number used in the illustrations (0.92 percent) does not include waivers, reductions, and reimbursements as detailed in the footnotes to the expense table and the prospectus of the Funds. We do not expect any changes to the voluntary absorption of expenses policy in the current year. Therefore, gross annual rates of return of 0 percent, 6 percent and 12 percent correspond to approximate net annual rates of return of -0.93 percent, 5.02 percent and 10.96 percent.

The tables reflect the fact that no charges for federal, state or local income taxes are currently made against the Variable Universal Life Account. If such a charge is made in the future, it will take a higher gross rate of return to produce after-tax returns of 0 percent, 6 percent and 12 percent than it does now to produce the account values and death benefits illustrated. Additionally, the hypothetical values shown in the tables assume that the policy for which values are illustrated is not deemed an individual policy under the Omnibus Budget Reconciliation Act of 1990 ("OBRA") and therefore the values do not reflect the additional premium expense charge to cover Securian Life's increased OBRA related expenses in that situation (as described in "OBRA Expense Charge").

The tables illustrate the certificate values that would result based upon the investment rates of return if the premiums are paid on a monthly basis, and if no certificate loans have been made. The tables are also based on the assumptions that no withdrawals have been made, that no transfer charges were incurred, that no optional riders have been requested and that no allocations have been made to the guaranteed account. The certificate values in the tables also may reflect an increase in the face amount of insurance to the minimum amount necessary to maintain the certificate's qualification as life insurance under Section 7702 of the Code.

Upon request, we will provide an illustration based on a proposed insured's age, face amount of insurance, premium amount and frequency of payment, and using the charges for the group-sponsored insurance program under which the individual would be insured. To request a personalized illustration or any information about your certificate call us at 1-800-815-7636 or write to us at: Securian Life Insurance Company, 400 Robert Street North, Saint Paul, Minnesota 55101.

                             DEATH BENEFIT OPTION A
                                  ISSUE AGE 45
                                     UNISEX
                                   UNITOBACCO
                       FACE AMOUNT OF INSURANCE - $100,000
                             ANNUAL PREMIUM - $1,800
                          (MONTHLY PREMIUM - $150)(1)

                   USING CURRENT COST OF INSURANCE CHARGES*

                                          -Assuming Hypothetical Investment Returns Of -
                                    0% Gross(2)             6% Gross(2)              12% Gross(2)
                                  (-0.93% Net)(3)          (5.02% Net)(3)          (10.96% Net)(3)
End of     Att     Annual      Account       Death      Account      Death       Account        Death
Pol Yr     Age     Premium     Value(4)     Benefit     Value(4)     Benefit     Value(4)      Benefit
------     ---     -------     --------     -------     --------     -------     --------     ---------
  1        46       1,800        1,460      100,000       1,507      100,000        1,553       100,000
  2        47       1,800        2,897      100,000       3,080      100,000        3,267       100,000
  3        48       1,800        4,301      100,000       4,712      100,000        5,148       100,000
  4        49       1,800        5,683      100,000       6,417      100,000        7,228       100,000
  5        50       1,800        7,056      100,000       8,213      100,000        9,542       100,000
  6        51       1,800        8,398      100,000      10,082      100,000       12,093       100,000
  7        52       1,800        9,698      100,000      12,016      100,000       14,899       100,000
  8        53       1,800       10,968      100,000      14,031      100,000       18,000       100,000
  9        54       1,800       12,189      100,000      16,113      100,000       21,411       100,000
  10       55       1,800       13,361      100,000      18,267      100,000       25,171       100,000

  15       60       1,800       18,221      100,000      30,026      100,000       50,670       100,000
  20       65       1,800       21,168      100,000      43,849      100,000       93,903       112,684
  25       70       1,800       21,807      100,000      60,857      100,000      166,441       191,407
  30       75       1,800       16,901      100,000      82,246      100,000      286,362       300,680
  35       80       1,800        2,143      100,000     112,244      117,856      486,606       510,936
  40       85       1,800            0      100,000     149,777      157,265      812,500       853,125
  45       90       1,800            0      100,000     194,293      204,008    1,332,144     1,398,751
  50       95       1,800            0      100,000     250,674      253,180    2,189,003     2,210,893

(1) A premium payment of $150 is assumed to be paid monthly at the beginning of each certificate month.

(2) Assumes that no certificate loans have been made, no withdrawals have been made, that no transfer charges were incurred and that no optional riders have been requested.

(3) The amounts shown for the hypothetical account value and death benefit as of each certificate year reflect the fact that the net investment return on the assets held in the sub-accounts is lower than the gross, after-tax return. This is because expenses of the Fund are assessed against the net assets of the Variable Universal Life Account and deducted from the gross return.

(4) Account value in the illustrations and based upon all of the assumptions made is equal to the certificate surrender value.

*This illustration uses assumed cost of insurance charges for a group-sponsored program. The actual cost of insurance charges of a certificate depend on a variety of factors as described in the prospectus. The initial assumed monthly cost of insurance (COI) rate per $1,000 of insurance, for an attained age of 45, used for the purposes of this illustration is $0.160. The cost of insurance charge will increase as the insured ages.

IT IS EMPHASIZED THAT THE HYPOTHETICAL GROSS ANNUAL RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE GROSS ANNUAL RATES OF RETURN. ACTUAL GROSS RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY A CERTIFICATE OWNER, THE FREQUENCY OF PREMIUM PAYMENTS CHOSEN BY A CERTIFICATE OWNER, AND THE INVESTMENT EXPERIENCE OF THE CERTIFICATE'S SUB-ACCOUNTS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CERTIFICATE WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS ANNUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT VARIED ABOVE OR BELOW THAT AVERAGE DURING THE PERIOD. THEY WOULD ALSO BE DIFFERENT IF ANY CERTIFICATE LOAN WERE MADE DURING THE PERIOD. NO REPRESENTATIONS CAN BE MADE BY SECURIAN LIFE OR THE FUNDS THAT THOSE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                             DEATH BENEFIT OPTION A
                                 ISSUE AGE 45
                                    UNISEX
                                  UNITOBACCO
                     FACE AMOUNT OF INSURANCE - $100,000
                           ANNUAL PREMIUM - $1,800
                         (MONTHLY PREMIUM - $150)(1)

              USING MAXIMUM COST OF INSURANCE CHARGES - 1980 CSO

                                          -Assuming Hypothetical Investment Returns Of -
                                    0% Gross(2)              6% Gross(2)             12% Gross(2)
                                 (-0.93% Net)(3)           (5.02% Net)(3)          (10.96% Net)(3)
End of     Att     Annual      Account       Death      Account      Death       Account        Death
Pol Yr     Age     Premium     Value(4)     Benefit     Value(4)     Benefit     Value(4)      Benefit
------     ---     -------     --------     -------     --------     -------     --------     ---------
   1        46       1,800       1,061      100,000       1,095      100,000         1,129      100,000
   2        47       1,800       2,075      100,000       2,207      100,000         2,343      100,000
   3        48       1,800       3,040      100,000       3,335      100,000         3,649      100,000
   4        49       1,800       3,954      100,000       4,478      100,000         5,057      100,000
   5        50       1,800       4,813      100,000       5,632      100,000         6,575      100,000
   6        51       1,800       5,611      100,000       6,792      100,000         8,211      100,000
   7        52       1,800       6,343      100,000       7,955      100,000         9,974      100,000
   8        53       1,800       7,001      100,000       9,112      100,000        11,872      100,000
   9        54       1,800       7,577      100,000      10,256      100,000        13,917      100,000
  10        55       1,800       8,064      100,000      11,381      100,000        16,122      100,000

  15        60       1,800       8,980      100,000      16,545      100,000        30,332      100,000
  20        65       1,800       6,258      100,000      19,925      100,000        52,959      100,000
  25        70       1,800           0      100,000      18,517      100,000        92,793      106,712
  30        75       1,800           0      100,000       5,188      100,000       162,041      170,143
  35        80       1,800           0      100,000           0      100,000       277,000      290,850
  40        85       1,800           0      100,000           0      100,000       459,967      482,965
  45        90       1,800           0      100,000           0      100,000       741,840      778,932
  50        95       1,800           0      100,000           0      100,000     1,201,105    1,213,116

(1) A premium payment of $150 is assumed to be paid monthly at the beginning of each certificate month.

(2) Assumes that no certificate loans have been made, no withdrawals have been made, that no transfer charges were incurred and that no optional riders have been requested.

(3) The amounts shown for the hypothetical account value and death benefit as of each certificate year reflect the fact that the net investment return on the assets held in the sub-accounts is lower than the gross, after-tax return. This is because expenses of the Fund are assessed against the net assets of the Variable Universal Life Account and deducted from the gross return.

(4) Account value in the illustrations and based upon all of the assumptions made is equal to the certificate surrender value.

IT IS EMPHASIZED THAT THE HYPOTHETICAL GROSS ANNUAL RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE GROSS ANNUAL RATES OF RETURN. ACTUAL GROSS RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY A CERTIFICATE OWNER, THE FREQUENCY OF PREMIUM PAYMENTS CHOSEN BY A CERTIFICATE OWNER, AND THE INVESTMENT EXPERIENCE OF THE CERTIFICATE'S SUB-ACCOUNTS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CERTIFICATE WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS ANNUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT VARIED ABOVE OR BELOW THAT AVERAGE DURING THE PERIOD. THEY WOULD ALSO BE DIFFERENT IF ANY CERTIFICATE LOAN WERE MADE DURING THE PERIOD. NO REPRESENTATIONS CAN BE MADE BY SECURIAN LIFE OR THE FUNDS THAT THOSE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                              DEATH BENEFIT OPTION A
                                   ISSUE AGE 45
                                      UNISEX
                                    UNITOBACCO
                        FACE AMOUNT OF INSURANCE - $100,000
                              ANNUAL PREMIUM - $1,800
                            (MONTHLY PREMIUM - $150)(1)

              USING MAXIMUM COST OF INSURANCE CHARGES - 2001 CSO

                                         -Assuming Hypothetical Investment Returns Of -
                                   0% Gross(2)              6% Gross(2)             12% Gross(2)
                                 (-0.93% Net)(3)          (5.02% Net)(3)           (10.96% Net)(3)
End of     Att     Annual      Account       Death      Account      Death       Account        Death
Pol Yr     Age     Premium     Value(4)     Benefit     Value(4)     Benefit     Value(4)      Benefit
------     ---     -------     --------     -------     --------     -------     --------     ---------
  1        46      1,800         1,355       100,000       1,399      100,000       1,441       100,000
  2        47      1,800         2,677       100,000       2,847      100,000       3,020       100,000
  3        48      1,800         3,971       100,000       4,351      100,000       4,755       100,000
  4        49      1,800         5,238       100,000       5,917      100,000       6,667       100,000
  5        50      1,800         6,476       100,000       7,545      100,000       8,773       100,000
  6        51      1,800         7,681       100,000       9,234      100,000      11,091       100,000
  7        52      1,800         8,846       100,000      10,982      100,000      13,640       100,000
  8        53      1,800         9,968       100,000      12,786      100,000      16,443       100,000
  9        54      1,800        11,040       100,000      14,646      100,000      19,523       100,000
  10       55      1,800        12,055       100,000      16,557      100,000      22,908       100,000

  15       60      1,800        16,217       100,000      26,981      100,000      45,906       100,000
  20       65      1,800        18,390       100,000      38,996      100,000      84,965       101,958
  25       70      1,800        17,586       100,000      53,010      100,000     151,036       173,691
  30       75      1,800        11,861       100,000      70,232      100,000     260,564       273,592
  35       80      1,800             0       100,000      93,716      100,000     443,512       465,688
  40       85      1,800             0       100,000     126,372      132,691     741,271       778,335
  45       90      1,800             0       100,000     165,189      173,449   1,216,074     1,276,878
  50       95      1,800             0       100,000     214,335      216,479   1,998,992     2,018,982

(1) A premium payment of $150 is assumed to be paid monthly at the beginning of each certificate month.

(2) Assumes that no certificate loans have been made, no withdrawals have been made, that no transfer charges were incurred and that no optional riders have been requested.

(3) The amounts shown for the hypothetical account value and death benefit as of each certificate year reflect the fact that the net investment return on the assets held in the sub-accounts is lower than the gross, after-tax return. This is because expenses of the Fund are assessed against the net assets of the Variable Universal Life Account and deducted from the gross return.

(4) Account value in the illustrations and based upon all of the assumptions made is equal to the certificate surrender value.

IT IS EMPHASIZED THAT THE HYPOTHETICAL GROSS ANNUAL RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE GROSS ANNUAL RATES OF RETURN. ACTUAL GROSS RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY A CERTIFICATE OWNER, THE FREQUENCY OF PREMIUM PAYMENTS CHOSEN BY A CERTIFICATE OWNER, AND THE INVESTMENT EXPERIENCE OF THE CERTIFICATE'S SUB-ACCOUNTS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CERTIFICATE WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS ANNUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT VARIED ABOVE OR BELOW THAT AVERAGE DURING THE PERIOD. THEY WOULD ALSO BE DIFFERENT IF ANY CERTIFICATE LOAN WERE MADE DURING THE PERIOD. NO REPRESENTATIONS CAN BE MADE BY SECURIAN LIFE OR THE FUNDS THAT THOSE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                             DEATH BENEFIT OPTION B
                                  ISSUE AGE 45
                                     UNISEX
                                   UNITOBACCO
                        FACE AMOUNT OF INSURANCE - $50,000
                              ANNUAL PREMIUM - $1,800
                           (MONTHLY PREMIUM - $150)(1)

                    USING CURRENT COST OF INSURANCE CHARGES*

                                              -Assuming Hypothetical Investment Returns Of -
                                    0% Gross(2)              6% Gross(2)             12% Gross(2)
                                  (-0.93% Net)(3)          (5.02% Net)(3)          (10.96% Net)(3)
End of     Att     Annual      Account       Death      Account      Death       Account        Death
Pol Yr     Age     Premium     Value(4)     Benefit     Value(4)     Benefit     Value(4)      Benefit
------     ---     -------     --------     -------     --------     -------     ---------     ---------
  1        46       1,800         1,554      51,554        1,604       51,604        1,653        51,653
  2        47       1,800         3,087      53,087        3,281       53,281        3,480        53,480
  3        48       1,800         4,594      54,594        5,031       55,031        5,495        55,495
  4        49       1,800         6,081      56,081        6,863       56,863        7,725        57,725
  5        50       1,800         7,555      57,555        8,786       58,786       10,199        60,199
  6        51       1,800         9,002      59,002       10,794       60,794       12,932        62,932
  7        52       1,800        10,419      60,419       12,883       62,883       15,946        65,946
  8        53       1,800        11,810      61,810       15,066       65,066       19,277        69,277
  9        54       1,800        13,165      63,165       17,333       67,333       22,948        72,948
  10       55       1,800        14,484      64,484       19,690       69,690       26,995        76,995

  15       60       1,800        20,351      70,351       32,765       82,765       54,276       104,276
  20       65       1,800        24,821      74,821       48,159       98,159       98,661       148,661
  25       70       1,800        27,637      77,637       66,153      116,153      171,404       221,404
  30       75       1,800        27,001      77,001       85,335      135,335      289,434       339,434
  35       80       1,800        21,611      71,611      104,337      154,337      481,669       531,669
  40       85       1,800         8,369      58,369      119,301      169,301      794,377       844,377
  45       90       1,800             0      50,000      124,118      174,118     1,300,906    1,365,951
  50       95       1,800             0      50,000      112,637      162,637     2,128,167    2,178,167

(1) A premium payment of $150 is assumed to be paid monthly at the beginning of each certificate month.

(2) Assumes that no certificate loans have been made, no withdrawals have been made, that no transfer charges were incurred and that no optional riders have been requested.

(3) The amounts shown for the hypothetical account value and death benefit as of each certificate year reflect the fact that the net investment return on the assets held in the sub-accounts is lower than the gross, after-tax return. This is because expenses of the Fund are assessed against the net assets of the Variable Universal Life Account and deducted from the gross return.

(4) Account value in the illustrations and based upon all of the assumptions made is equal to the certificate surrender value.

*This illustration uses assumed cost of insurance charges for a group-sponsored program. The actual cost of insurance charges of a certificate depend on a variety of factors as described in the prospectus. The initial assumed monthly cost of insurance (COI) rate per $1,000 of insurance, for an attained age of 45, used for the purposes of this illustration is $0.160. The cost of insurance charge will increase as the insured ages.

IT IS EMPHASIZED THAT THE HYPOTHETICAL GROSS ANNUAL RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE GROSS ANNUAL RATES OF RETURN. ACTUAL GROSS RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY A CERTIFICATE OWNER, THE FREQUENCY OF PREMIUM PAYMENTS CHOSEN BY A CERTIFICATE OWNER, AND THE INVESTMENT EXPERIENCE OF THE CERTIFICATE'S SUB-ACCOUNTS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CERTIFICATE WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS ANNUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT VARIED ABOVE OR BELOW THAT AVERAGE DURING THE PERIOD. THEY WOULD ALSO BE DIFFERENT IF ANY CERTIFICATE LOAN WERE MADE DURING THE PERIOD. NO REPRESENTATIONS CAN BE MADE BY SECURIAN LIFE OR THE FUNDS THAT THOSE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                           DEATH BENEFIT OPTION B
                                ISSUE AGE 45
                                   UNISEX
                                 UNITOBACCO
                     FACE AMOUNT OF INSURANCE - $50,000
                           ANNUAL PREMIUM - $1,800
                        (MONTHLY PREMIUM - $150)(1)

          USING MAXIMUM COST OF INSURANCE CHARGES - 1980 CSO

                                             -Assuming Hypothetical Investment Returns Of -
                                    0% Gross(2)            6% Gross(2)              12% Gross(2)
                                  (-0.93% Net)(3)        (5.02% Net)(3)            (10.96% Net)(3)
End of     Att     Annual      Account       Death      Account      Death       Account        Death
Pol Yr     Age     Premium     Value(4)     Benefit     Value(4)     Benefit     Value(4)      Benefit
------     ---     -------     --------     -------     --------     -------     ---------     ---------
   1       46       1,800         1,336      51,336        1,379      51,379         1,421        51,421
   2       47       1,800         2,637      52,637        2,804      52,804         2,974        52,974
   3       48       1,800         3,903      53,903        4,276      54,276         4,673        54,673
   4       49       1,800         5,132      55,132        5,797      55,797         6,531        56,531
   5       50       1,800         6,322      56,322        7,365      57,365         8,564        58,564
   6       51       1,800         7,471      57,471        8,981      58,981        10,786        60,786
   7       52       1,800         8,573      58,573       10,641      60,641        13,216        63,216
   8       53       1,800         9,627      59,627       12,344      62,344        15,870        65,870
   9       54       1,800        10,626      60,626       14,088      64,088        18,768        68,768
  10       55       1,800        11,568      61,568       15,868      65,868        21,932        71,932

  15       60       1,800        15,324      65,324       25,287      75,287        42,758        92,758
  20       65       1,800        16,992      66,992       35,118      85,118        75,274       125,274
  25       70       1,800        15,411      65,411       44,022      94,022        125,770      175,770
  30       75       1,800         8,789      58,789       49,539      99,539        204,013      254,013
  35       80       1,800             0      50,000       46,709      96,709        324,272      374,272
  40       85       1,800             0      50,000       28,536      78,536        509,872      559,872
  45       90       1,800             0      50,000            0      50,000        796,637      846,637
  50       95       1,800             0      50,000            0      50,000      1,245,764    1,295,764

(1) A premium payment of $150 is assumed to be paid monthly at the beginning of each certificate month.

(2) Assumes that no certificate loans have been made, no withdrawals have been made, that no transfer charges were incurred and that no optional riders have been requested.

(3) The amounts shown for the hypothetical account value and death benefit as of each certificate year reflect the fact that the net investment return on the assets held in the sub-accounts is lower than the gross, after-tax return. This is because expenses of the Fund are assessed against the net assets of the Variable Universal Life Account and deducted from the gross return.

(4) Account value in the illustrations and based upon all of the assumptions made is equal to the certificate surrender value.

IT IS EMPHASIZED THAT THE HYPOTHETICAL GROSS ANNUAL RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE GROSS ANNUAL RATES OF RETURN. ACTUAL GROSS RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY A CERTIFICATE OWNER, THE FREQUENCY OF PREMIUM PAYMENTS CHOSEN BY A CERTIFICATE OWNER, AND THE INVESTMENT EXPERIENCE OF THE CERTIFICATE'S SUB-ACCOUNTS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CERTIFICATE WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS ANNUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT VARIED ABOVE OR BELOW THAT AVERAGE DURING THE PERIOD. THEY WOULD ALSO BE DIFFERENT IF ANY CERTIFICATE LOAN WERE MADE DURING THE PERIOD. NO REPRESENTATIONS CAN BE MADE BY SECURIAN LIFE OR THE FUNDS THAT THOSE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                             DEATH BENEFIT OPTION B
                                  ISSUE AGE 45
                                     UNISEX
                                   UNITOBACCO
                       FACE AMOUNT OF INSURANCE - $50,000
                             ANNUAL PREMIUM - $1,800
                           (MONTHLY PREMIUM - $150)(1)

              USING MAXIMUM COST OF INSURANCE CHARGES - 2001 CSO

                                        -Assuming Hypothetical Investment Returns Of -
                                     0% Gross(2)            6% Gross(2)            12% Gross(2)
                                  (-0.93% Net)(3)          (5.02% Net)(3)         (10.96% Net)(3)
End of     Att     Annual      Account       Death      Account      Death       Account          Death
Pol Yr     Age     Premium     Value(4)     Benefit     Value(4)     Benefit     Value(4)        Benefit
------     ---     -------     --------     -------     --------     -------     ----------     ---------
   1       46      1,800         1,483       51,483        1,531      51,531          1,578        51,578
   2       47      1,800         2,941       52,941        3,126      53,126          3,316        53,316
   3       48      1,800         4,374       54,374        4,791      54,791          5,233        55,233
   4       49      1,800         5,784       55,784        6,529      56,529          7,350        57,350
   5       50      1,800         7,170       57,170        8,342      58,342          9,687        59,687
   6       51      1,800         8,530       58,530       10,233      60,233         12,266        62,266
   7       52      1,800         9,859       59,859       12,199      62,199         15,109        65,109
   8       53      1,800        11,155       61,155       14,243      64,243         18,241        68,241
   9       54      1,800        12,413       62,413       16,364      66,364         21,689        71,689
  10       55      1,800        13,631       63,631       18,561      68,561         25,485        75,485

  15       60      1,800        19,055       69,055       30,757      80,757         51,075       101,075
  20       65      1,800        23,067       73,067       45,003      95,003         92,597       142,597
  25       70      1,800        25,114       75,114       61,140     111,140        160,072       210,072
  30       75      1,800        24,336       74,336       78,622     128,622        269,998       319,998
  35       80      1,800        18,892       68,892       95,557     145,557        448,734       498,734
  40       85      1,800         5,598       55,598      107,881     157,881        738,734       788,734
  45       90      1,800             0       50,000      109,326     159,326      1,208,630     1,269,061
  50       95      1,800             0       50,000       93,536     143,536      1,975,224     2,025,224

(1) A premium payment of $150 is assumed to be paid monthly at the beginning of each certificate month.

(2) Assumes that no certificate loans have been made, no withdrawals have been made, that no transfer charges were incurred and that no optional riders have been requested.

(3) The amounts shown for the hypothetical account value and death benefit as of each certificate year reflect the fact that the net investment return on the assets held in the sub-accounts is lower than the gross, after-tax return. This is because expenses of the Fund are assessed against the net assets of the Variable Universal Life Account and deducted from the gross return.

(4) Account value in the illustrations and based upon all of the assumptions made is equal to the certificate surrender value.

IT IS EMPHASIZED THAT THE HYPOTHETICAL GROSS ANNUAL RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE GROSS ANNUAL RATES OF RETURN. ACTUAL GROSS RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY A CERTIFICATE OWNER, THE FREQUENCY OF PREMIUM PAYMENTS CHOSEN BY A CERTIFICATE OWNER, AND THE INVESTMENT EXPERIENCE OF THE CERTIFICATE'S SUB-ACCOUNTS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CERTIFICATE WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS ANNUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT VARIED ABOVE OR BELOW THAT AVERAGE DURING THE PERIOD. THEY WOULD ALSO BE DIFFERENT IF ANY CERTIFICATE LOAN WERE MADE DURING THE PERIOD. NO REPRESENTATIONS CAN BE MADE BY SECURIAN LIFE OR THE FUNDS THAT THOSE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                             DEATH BENEFIT OPTION A
                                  ISSUE AGE 55
                                     UNISEX
                                   UNITOBACCO
                       FACE AMOUNT OF INSURANCE - $100,000
                             ANNUAL PREMIUM - $3,000
                           (MONTHLY PREMIUM - $250)(1)

                    USING CURRENT COST OF INSURANCE CHARGES*

                                        -Assuming Hypothetical Investment Returns Of -
                                     0% Gross(2)            6% Gross(2)            12% Gross(2)
                                  (-0.93% Net)(3)          (5.02% Net)(3)         (10.96% Net)(3)
End of     Att     Annual      Account       Death      Account      Death        Account         Death
Pol Yr     Age     Premium     Value(4)     Benefit     Value(4)     Benefit      Value(4)       Benefit
------     ---     -------     --------     -------     --------     -------     ----------     ---------
   1        56      3,000         2,309     100,000        2,383      100,000         2,456       100,000
   2        57      3,000         4,526     100,000        4,815      100,000         5,109       100,000
   3        58      3,000         6,668     100,000        7,313      100,000         7,998       100,000
   4        59      3,000         8,726     100,000        9,874      100,000        11,143       100,000
   5        60      3,000        10,704     100,000       12,507      100,000        14,581       100,000
   6        61      3,000        12,595     100,000       15,208      100,000        18,341       100,000
   7        62      3,000        14,403     100,000       17,989      100,000        22,470       100,000
   8        63      3,000        16,120     100,000       20,848      100,000        27,010       100,000
   9        64      3,000        17,760     100,000       23,807      100,000        32,032       100,000
  10        65      3,000        19,307     100,000       26,859      100,000        37,589       100,000

  15        70      3,000        25,688     100,000       44,003      100,000        76,681       100,000
  20        75      3,000        27,262     100,000       64,210      100,000       144,992       152,242
  25        80      3,000        21,238     100,000       91,528      100,000       259,220       272,181
  30        85      3,000             0     100,000      130,183      136,692       445,353       467,620
  35        90      3,000             0     100,000      176,505      185,331       742,503       779,629
  40        95      3,000             0     100,000      235,076      237,427     1,232,469     1,244,794

(1) A premium payment of $250 is assumed to be paid monthly at the beginning of each certificate month.

(2) Assumes that no certificate loans have been made, no withdrawals have been made, that no transfer charges were incurred and that no optional riders have been requested.

(3) The amounts shown for the hypothetical account value and death benefit as of each certificate year reflect the fact that the net investment return on the assets held in the sub-accounts is lower than the gross, after-tax return. This is because expenses of the Fund are assessed against the net assets of the Variable Universal Life Account and deducted from the gross return.

(4) Account value in the illustrations and based upon all of the assumptions made is equal to the certificate surrender value.

*This illustration uses assumed cost of insurance charges for a group-sponsored program. The actual cost of insurance charges of a certificate depend on a variety of factors as described in the prospectus. The initial assumed monthly cost of insurance (COI) rate per $1,000 of insurance, for an attained age of 55, used for the purposes of this illustration is $0.400. The cost of insurance charge will increase as the insured ages.

IT IS EMPHASIZED THAT THE HYPOTHETICAL GROSS ANNUAL RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE GROSS ANNUAL RATES OF RETURN. ACTUAL GROSS RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY A CERTIFICATE OWNER, THE FREQUENCY OF PREMIUM PAYMENTS CHOSEN BY A CERTIFICATE OWNER, AND THE INVESTMENT EXPERIENCE OF THE CERTIFICATE'S SUB-ACCOUNTS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CERTIFICATE WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS ANNUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT VARIED ABOVE OR BELOW THAT AVERAGE DURING THE PERIOD. THEY WOULD ALSO BE DIFFERENT IF ANY CERTIFICATE LOAN WERE MADE DURING THE PERIOD. NO REPRESENTATIONS CAN BE MADE BY SECURIAN LIFE OR THE FUNDS THAT THOSE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                             DEATH BENEFIT OPTION A
                                  ISSUE AGE 55
                                     UNISEX
                                   UNITOBACCO
                      FACE AMOUNT OF INSURANCE - $100,000
                             ANNUAL PREMIUM - $3,000
                          (MONTHLY PREMIUM - $250)(1)

              USING MAXIMUM COST OF INSURANCE CHARGES - 1980 CSO

                                           -Assuming Hypothetical Investment Returns Of -
                                   0% Gross(2)               6% Gross(2)               12% Gross(2)
                                 (-0.93% Net)(3)           (5.02% Net)(3)            (10.96% Net)(3)
End of     Att     Annual      Account       Death      Account      Death        Account         Death
Pol Yr     Age     Premium     Value(4)     Benefit     Value(4)     Benefit      Value(4)       Benefit
------     ---     -------     --------     -------     --------     -------     ----------     ---------
   1       56        3,000       1,481      100,000       1,528      100,000          1,575      100,000
   2       57        3,000       2,859      100,000       3,043      100,000          3,232      100,000
   3       58        3,000       4,132      100,000       4,542      100,000          4,977      100,000
   4       59        3,000       5,298      100,000       6,021      100,000          6,823      100,000
   5       60        3,000       6,347      100,000       7,473      100,000          8,774      100,000
   6       61        3,000       7,265      100,000       8,882      100,000         10,833      100,000
   7       62        3,000       8,035      100,000      10,231      100,000         13,002      100,000
   8       63        3,000       8,634      100,000      11,497      100,000         15,279      100,000
   9       64        3,000       9,039      100,000      12,655      100,000         17,666      100,000
  10       65        3,000       9,225      100,000      13,681      100,000         20,168      100,000

  15       70        3,000       6,124      100,000      15,977      100,000         35,078      100,000
  20       75        3,000           0      100,000       8,327      100,000         56,903      100,000
  25       80        3,000           0      100,000           0      100,000         98,377      103,296
  30       85        3,000           0      100,000           0      100,000        177,451      186,323
  35       90        3,000           0      100,000           0      100,000        299,900      314,895
  40       95        3,000           0      100,000           0      100,000        499,352      504,346

(1) A premium payment of $250 is assumed to be paid monthly at the beginning of each certificate month.

(2) Assumes that no certificate loans have been made, no withdrawals have been made, that no transfer charges were incurred and that no optional riders have been requested.

(3) The amounts shown for the hypothetical account value and death benefit as of each certificate year reflect the fact that the net investment return on the assets held in the sub-accounts is lower than the gross, after-tax return. This is because expenses of the Fund are assessed against the net assets of the Variable Universal Life Account and deducted from the gross return.

(4) Account value in the illustrations and based upon all of the assumptions made is equal to the certificate surrender value.

IT IS EMPHASIZED THAT THE HYPOTHETICAL GROSS ANNUAL RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE GROSS ANNUAL RATES OF RETURN. ACTUAL GROSS RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY A CERTIFICATE OWNER, THE FREQUENCY OF PREMIUM PAYMENTS CHOSEN BY A CERTIFICATE OWNER, AND THE INVESTMENT EXPERIENCE OF THE CERTIFICATE'S SUB-ACCOUNTS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CERTIFICATE WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS ANNUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT VARIED ABOVE OR BELOW THAT AVERAGE DURING THE PERIOD. THEY WOULD ALSO BE DIFFERENT IF ANY CERTIFICATE LOAN WERE MADE DURING THE PERIOD. NO REPRESENTATIONS CAN BE MADE BY SECURIAN LIFE OR THE FUNDS THAT THOSE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                             DEATH BENEFIT OPTION A
                                 ISSUE AGE 55
                                    UNISEX
                                  UNITOBACCO
                      FACE AMOUNT OF INSURANCE - $100,000
                            ANNUAL PREMIUM - $3,000
                          (MONTHLY PREMIUM - $250)(1)

             USING MAXIMUM COST OF INSURANCE CHARGES - 2001 CSO

                                           -Assuming Hypothetical Investment Returns Of -
                                     0% Gross(2)            6% Gross(2)                12% Gross(2)
                                  (-0.93% Net)(3)         (5.02% Net)(3)              (10.96% Net)(3)
End of     Att     Annual      Account       Death      Account      Death        Account         Death
Pol Yr     Age     Premium     Value(4)     Benefit     Value(4)     Benefit      Value(4)       Benefit
------     ---     -------     --------     -------     --------     -------     ----------     ---------
   1       56       3,000         2,102     100,000        2,170     100,000         2,236        100,000
   2       57       3,000         4,130     100,000        4,393     100,000         4,661        100,000
   3       58       3,000         6,090     100,000        6,679     100,000         7,305        100,000
   4       59       3,000         7,986     100,000        9,036     100,000        10,196        100,000
   5       60       3,000         9,810     100,000       11,461     100,000        13,360        100,000
   6       61       3,000        11,553     100,000       13,949     100,000        16,821        100,000
   7       62       3,000        13,202     100,000       16,493     100,000        20,606        100,000
   8       63       3,000        14,747     100,000       19,089     100,000        24,749        100,000
   9       64       3,000        16,183     100,000       21,738     100,000        29,299        100,000
  10       65       3,000        17,505     100,000       24,445     100,000        34,314        100,000

  15       70       3,000        22,388     100,000       39,176     100,000        69,313        100,000
  20       75       3,000        23,129     100,000       56,508     100,000       131,796        138,386
  25       80       3,000        15,831     100,000       78,488     100,000       236,903        248,748
  30       85       3,000             0     100,000      111,346     116,914       408,194        428,604
  35       90       3,000             0     100,000      152,906     160,551       681,683        715,767
  40       95       3,000             0     100,000      205,435     207,490     1,132,632      1,143,958

(1) A premium payment of $250 is assumed to be paid monthly at the beginning of each certificate month.

(2) Assumes that no certificate loans have been made, no withdrawals have been made, that no transfer charges were incurred and that no optional riders have been requested.

(3) The amounts shown for the hypothetical account value and death benefit as of each certificate year reflect the fact that the net investment return on the assets held in the sub-accounts is lower than the gross, after-tax return. This is because expenses of the Fund are assessed against the net assets of the Variable Universal Life Account and deducted from the gross return.

(4) Account value in the illustrations and based upon all of the assumptions made is equal to the certificate surrender value.

IT IS EMPHASIZED THAT THE HYPOTHETICAL GROSS ANNUAL RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE GROSS ANNUAL RATES OF RETURN. ACTUAL GROSS RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY A CERTIFICATE OWNER, THE FREQUENCY OF PREMIUM PAYMENTS CHOSEN BY A CERTIFICATE OWNER, AND THE INVESTMENT EXPERIENCE OF THE CERTIFICATE'S SUB-ACCOUNTS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CERTIFICATE WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS ANNUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT VARIED ABOVE OR BELOW THAT AVERAGE DURING THE PERIOD. THEY WOULD ALSO BE DIFFERENT IF ANY CERTIFICATE LOAN WERE MADE DURING THE PERIOD. NO REPRESENTATIONS CAN BE MADE BY SECURIAN LIFE OR THE FUNDS THAT THOSE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                             DEATH BENEFIT OPTION B
                                  ISSUE AGE 55
                                     UNISEX
                                   UNITOBACCO
                        FACE AMOUNT OF INSURANCE - $50,000
                             ANNUAL PREMIUM - $3,000
                          (MONTHLY PREMIUM - $250)(1)

                   USING CURRENT COST OF INSURANCE CHARGES*

                                          -Assuming Hypothetical Investment Returns Of -
                                    0% Gross(2)              6% Gross(2)              12% Gross(2)
                                 (-0.93% Net)(3)           (5.02% Net)(3)           (10.96% Net)(3)
End of     Att     Annual      Account       Death      Account       Death        Account         Death
Pol Yr     Age     Premium     Value(4)     Benefit     Value(4)     Benefit      Value(4)        Benefit
------     ---     -------     --------     -------     --------     --------     ----------     ---------
  1        56       3,000         2,542      52,542        2,623      52,623           2,704        52,704
  2        57       3,000         5,018      55,018        5,335      55,335           5,659        55,659
  3        58       3,000         7,436      57,436        8,146      58,146           8,901        58,901
  4        59       3,000         9,789      59,789       11,055      61,055          12,454        62,454
  5        60       3,000        12,079      62,079       14,067      64,067          16,351        66,351
  6        61       3,000        14,300      64,300       17,181      67,181          20,625        70,625
  7        62       3,000        16,452      66,452       20,402      70,402          25,317        75,317
  8        63       3,000        18,531      68,531       23,728      73,728          30,466        80,466
  9        64       3,000        20,543      70,543       27,173      77,173          36,129        86,129
  10       65       3,000        22,476      72,476       30,729      80,729          42,350        92,350

  15       70       3,000        30,952      80,952       50,342      100,342         84,162       134,162
  20       75       3,000        35,718      85,718       71,592      121,592        150,156       200,156
  25       80       3,000        35,485      85,485       93,235      143,235        254,853       304,853
  30       85       3,000        27,165      77,165      111,574      161,574        420,294       470,294
  35       90       3,000         6,807      56,807      120,703      170,703        682,173       732,173
  40       95       3,000             0      50,000      114,728      164,728      1,102,317     1,152,317

(1) A premium payment of $250 is assumed to be paid monthly at the beginning of each certificate month.

(2) Assumes that no certificate loans have been made, no withdrawals have been made, that no transfer charges were incurred and that no optional riders have been requested.

(3) The amounts shown for the hypothetical account value and death benefit as of each certificate year reflect the fact that the net investment return on the assets held in the sub-accounts is lower than the gross, after-tax return. This is because expenses of the Fund are assessed against the net assets of the Variable Universal Life Account and deducted from the gross return.

(4) Account value in the illustrations and based upon all of the assumptions made is equal to the certificate surrender value.

*This illustration uses assumed cost of insurance charges for a group-sponsored program. The actual cost of insurance charges of a certificate depend on a variety of factors as described in the prospectus. The initial assumed monthly cost of insurance (COI) rate per $1,000 of insurance, for an attained age of 55, used for the purposes of this illustration is $0.400. The cost of insurance charge will increase as the insured ages.

IT IS EMPHASIZED THAT THE HYPOTHETICAL GROSS ANNUAL RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE GROSS ANNUAL RATES OF RETURN. ACTUAL GROSS RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY A CERTIFICATE OWNER, THE FREQUENCY OF PREMIUM PAYMENTS CHOSEN BY A CERTIFICATE OWNER, AND THE INVESTMENT EXPERIENCE OF THE CERTIFICATE'S SUB-ACCOUNTS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CERTIFICATE WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS ANNUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT VARIED ABOVE OR BELOW THAT AVERAGE DURING THE PERIOD. THEY WOULD ALSO BE DIFFERENT IF ANY CERTIFICATE LOAN WERE MADE DURING THE PERIOD. NO REPRESENTATIONS CAN BE MADE BY SECURIAN LIFE OR THE FUNDS THAT THOSE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                             DEATH BENEFIT OPTION B
                                  ISSUE AGE 55
                                     UNISEX
                                   UNITOBACCO
                       FACE AMOUNT OF INSURANCE - $50,000
                             ANNUAL PREMIUM - $3,000
                           (MONTHLY PREMIUM - $250)(1)

            USING MAXIMUM COST OF INSURANCE CHARGES - 1980 CSO

                                         -Assuming Hypothetical Investment Returns Of -
                                     0% Gross(2)             6% Gross(2)               12% Gross(2)
                                  (-0.93% Net)(3)          (5.02% Net)(3)            (10.96% Net)(3)
End of     Att     Annual      Account       Death      Account       Death        Account         Death
Pol Yr     Age     Premium     Value(4)     Benefit     Value(4)     Benefit      Value(4)        Benefit
------     ---     -------     --------     -------     --------     --------     ----------     ---------
  1        56       3,000        2,096       52,096        2,163      52,163          2,229        52,229
  2        57       3,000        4,118       54,118        4,379      54,379          4,645        54,645
  3        58       3,000        6,064       56,064        6,646      56,646          7,265        57,265
  4        59       3,000        7,932       57,932        8,966      58,966         10,109        60,109
  5        60       3,000        9,717       59,717       11,334      61,334         13,194        63,194
  6        61       3,000       11,412       61,412       13,745      63,745         16,539        66,539
  7        62       3,000       13,006       63,006       16,190      66,190         20,161        70,161
  8        63       3,000       14,490       64,490       18,658      68,658         24,078        74,078
  9        64       3,000       15,850       65,850       21,137      71,137         28,307        78,307
  10       65       3,000       17,075       67,075       23,614      73,614         32,870        82,870

  15       70       3,000       20,925       70,925       35,644      85,644         61,765       111,765
  20       75       3,000       19,489       69,489       45,155      95,155        103,669       153,669
  25       80       3,000        9,550       59,550       47,427      97,427        162,795       212,795
  30       85       3,000            0       50,000       35,771      85,771        245,552       295,552
  35       90       3,000            0       50,000            0      50,000        359,305       409,305
  40       95       3,000            0       50,000            0      50,000        517,375       567,375

(1) A premium payment of $250 is assumed to be paid monthly at the beginning of each certificate month.

(2) Assumes that no certificate loans have been made, no withdrawals have been made, that no transfer charges were incurred and that no optional riders have been requested.

(3) The amounts shown for the hypothetical account value and death benefit as of each certificate year reflect the fact that the net investment return on the assets held in the sub-accounts is lower than the gross, after-tax return. This is because expenses of the Fund are assessed against the net assets of the Variable Universal Life Account and deducted from the gross return.

(4) Account value in the illustrations and based upon all of the assumptions made is equal to the certificate surrender value.

IT IS EMPHASIZED THAT THE HYPOTHETICAL GROSS ANNUAL RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE GROSS ANNUAL RATES OF RETURN. ACTUAL GROSS RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY A CERTIFICATE OWNER, THE FREQUENCY OF PREMIUM PAYMENTS CHOSEN BY A CERTIFICATE OWNER, AND THE INVESTMENT EXPERIENCE OF THE CERTIFICATE'S SUB-ACCOUNTS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CERTIFICATE WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS ANNUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT VARIED ABOVE OR BELOW THAT AVERAGE DURING THE PERIOD. THEY WOULD ALSO BE DIFFERENT IF ANY CERTIFICATE LOAN WERE MADE DURING THE PERIOD. NO REPRESENTATIONS CAN BE MADE BY SECURIAN LIFE OR THE FUNDS THAT THOSE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                             DEATH BENEFIT OPTION B
                                 ISSUE AGE 55
                                    UNISEX
                                  UNITOBACCO
                       FACE AMOUNT OF INSURANCE - $50,000
                            ANNUAL PREMIUM - $3,000
                          (MONTHLY PREMIUM - $250)(1)

             USING MAXIMUM COST OF INSURANCE CHARGES - 2001 CSO

                                          -Assuming Hypothetical Investment Returns Of -
                                   0% Gross(2)               6% Gross(2)               12% Gross(2)
                                 (-0.93% Net)(3)           (5.02% Net)(3)            (10.96% Net)(3)
End of     Att     Annual      Account       Death      Account       Death        Account          Death
Pol Yr     Age     Premium     Value(4)     Benefit     Value(4)     Benefit       Value(4)        Benefit
------     ---     -------     --------     -------     --------     --------     ----------     ---------
   1       56       3,000         2,408       52,408      2,485       52,485           2,561        52,561
   2       57       3,000         4,758       54,758      5,059       55,059           5,366        55,366
   3       58       3,000         7,054       57,054      7,728       57,728           8,444        58,444
   4       59       3,000         9,296       59,296     10,497       60,497          11,824        61,824
   5       60       3,000        11,478       61,478     13,366       63,366          15,533        65,533
   6       61       3,000        13,596       63,596     16,332       66,332          19,602        69,602
   7       62       3,000        15,640       65,640     19,391       69,391          24,059        74,059
   8       63       3,000        17,603       67,603     22,540       72,540          28,939        78,939
   9       64       3,000        19,481       69,481     25,778       75,778          34,283        84,283
  10       65       3,000        21,270       71,270     29,104       79,104          40,137        90,137

  15       70       3,000        28,835       78,835     47,149       97,149          79,149       129,149
  20       75       3,000        33,323       83,323     67,068      117,068         141,193       191,193
  25       80       3,000        32,906       82,906     87,116      137,116         239,380       289,380
  30       85       3,000        24,410       74,410    103,416      153,416         393,869       443,869
  35       90       3,000         3,884       53,884    109,941      159,941         637,322       687,322
  40       95       3,000             0       50,000    100,641      150,641       1,026,470     1,076,470

(1) A premium payment of $250 is assumed to be paid monthly at the beginning of each certificate month.

(2) Assumes that no certificate loans have been made, no withdrawals have been made, that no transfer charges were incurred and that no optional riders have been requested.

(3) The amounts shown for the hypothetical account value and death benefit as of each certificate year reflect the fact that the net investment return on the assets held in the sub-accounts is lower than the gross, after-tax return. This is because expenses of the Fund are assessed against the net assets of the Variable Universal Life Account and deducted from the gross return.

(4) Account value in the illustrations and based upon all of the assumptions made is equal to the certificate surrender value.

IT IS EMPHASIZED THAT THE HYPOTHETICAL GROSS ANNUAL RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE GROSS ANNUAL RATES OF RETURN. ACTUAL GROSS RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY A CERTIFICATE OWNER, THE FREQUENCY OF PREMIUM PAYMENTS CHOSEN BY A CERTIFICATE OWNER, AND THE INVESTMENT EXPERIENCE OF THE CERTIFICATE'S SUB-ACCOUNTS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CERTIFICATE WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS ANNUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT VARIED ABOVE OR BELOW THAT AVERAGE DURING THE PERIOD. THEY WOULD ALSO BE DIFFERENT IF ANY CERTIFICATE LOAN WERE MADE DURING THE PERIOD. NO REPRESENTATIONS CAN BE MADE BY SECURIAN LIFE OR THE FUNDS THAT THOSE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

FINANCIAL STATEMENTS

The financial statements and supplementary schedules of Securian Life Insurance Company and the financial statements of the Securian Life Variable Universal Life Account included herein have been audited by our independent registered public accounting firm, KPMG LLP, 4200 Wells Fargo Center, 90 South Seventh Street, Minneapolis, Minnesota 55402, whose reports thereon appear elsewhere herein, and has been so included in reliance upon the report of KPMG LLP and upon the authority of said firm as experts in accounting and auditing.

       REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The Board of Directors of Securian Life Insurance Company and Policy Owners of Securian Life Variable Universal Life Account:

We have audited the accompanying statements of assets and liabilities of the sub-accounts of Securian Life Variable Universal Life Account (the Variable Account) as of December 31, 2008, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the two-year period then ended. These financial statements and financial highlights are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investments owned at December 31, 2008 were confirmed to us by the respective sub-account mutual fund, or for Advantus Series Fund, Inc., verified by examination of the underlying portfolios. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the assets and liabilities of the sub-accounts of Securian Life Variable Universal Life Account as of December 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the two-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Minneapolis, Minnesota
April 10, 2009

                  SECURIAN LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2008

                                                                    SEGREGATED SUB-ACCOUNTS
                                       -------------------------------------------------------------------------------
                                                           ADVANTUS   ADVANTUS     ADVANTUS      ADVANTUS    ADVANTUS
                                       ADVANTUS  ADVANTUS    INDEX    MORTGAGE   INTERNATIONAL  INDEX 400  REAL ESTATE
                                         BOND     MONEY      500     SECURITIES      BOND        MID-CAP    SECURITIES
                                       CLASS 2    MARKET    CLASS 2    CLASS 2      CLASS 2      CLASS 2     CLASS 2
                                       --------  --------  --------  ----------  -------------  ---------  -----------
                ASSETS
Investments in shares of Advantus
   Series Fund, Inc.:
   Bond Portfolio Class 2, 10,931
      shares at net asset value
      of $1.37 per share
      (cost $16,188)                    $14,933       --        --         --            --          --          --
   Money Market Portfolio, 32,277
      shares at net asset value
      of $1.00 per share
      (cost $32,277)                         --   32,277        --         --            --          --          --
   Index 500 Portfolio Class 2,
      11,446 shares at net asset
      value of $3.03 per share
      (cost $47,653)                         --       --    34,635         --            --          --          --
   Mortgage Securities Portfolio
      Class 2, 3,411 shares at net
      asset value of $1.37 per share
      (cost $5,042)                          --       --        --      4,668            --          --          --
   International Bond Portfolio
      Class 2, 10,216 shares at net
      asset value of $1.57 per share
      (cost $15,989)                         --       --        --         --        16,061          --          --
   Index 400 Mid-Cap Portfolio
      Class 2, 2,845 shares at net
      asset value of $1.26 per share
      (cost $5,141)                          --       --        --         --            --       3,573          --
   Real Estate Securities Portfolio
      Class 2, 2,343 shares at net
      asset value of $1.54 per share
      (cost $5,311)                          --       --        --         --            --          --       3,602
                                        -------   ------    ------      -----        ------       -----       -----
                                         14,933   32,277    34,635      4,668        16,061       3,573       3,602
Receivable from Securian Life for
   Policy purchase payments                  --       --        --         --            --          --          --
Receivable for investments sold              --       --        --         --            --          --          --
                                        -------   ------    ------      -----        ------       -----       -----
         Total assets                    14,933   32,277    34,635      4,668        16,061       3,573       3,602
                                        -------   ------    ------      -----        ------       -----       -----
              LIABILITIES
Payable to Securian Life for Policy
   terminations, withdrawal payments
   and mortality and expense charges         --       --        --         --            --          --          --
Payable for investments purchased            --       --        --         --            --          --          --
                                        -------   ------    ------      -----        ------       -----       -----
         Total liabilities                   --       --        --         --            --          --          --
                                        -------   ------    ------      -----        ------       -----       -----
         Net assets applicable to
            Policy owners               $14,933   32,277    34,635      4,668        16,061       3,573       3,602
                                        =======   ======    ======      =====        ======       =====       =====
        POLICY OWNERS' EQUITY
         Total Policy Owners' equity
            (notes 6 and 7)             $14,933   32,277    34,635      4,668        16,061       3,573       3,602
                                        =======   ======    ======      =====        ======       =====       =====

See accompanying notes to financial statements.

                                                                          SEGREGATED SUB-ACCOUNTS
                                       ---------------------------------------------------------------------------------------------
                                                                                  JANUS   JANUS ASPEN                  IVY FUNDS VIP
                                       FIDELITY VIP   FIDELITY VIP  FIDELITY VIP  ASPEN  INTERNATIONAL  IVY FUNDS VIP  INTERNATIONAL
                                        CONTRAFUND   EQUITY-INCOME   HIGH INCOME  FORTY     GROWTH          GROWTH         VALUE
                                       ------------  -------------  ------------  -----  -------------  -------------  -------------
                 ASSETS
Investments in shares of the Fidelity
   Variable Insurance Products Fund:
   Contrafund Portfolio, 2,252 shares
      at net asset value of $15.39
      per share (cost $50,213)            $34,666            --            --        --         --              --             --
   Equity-Income Portfolio, 262
      shares at net asset value of
      $13.18 per share (cost $5,055)           --         3,450            --        --         --              --             --
   High Income Portfolio, 839 shares
      at net asset value of $3.96
      per share (cost $4,567)                  --            --         3,322        --         --              --             --
Investments in shares of Janus
   Aspen Series:
   Aspen Forty Portfolio, 174 shares
      at net asset value of $22.72
      per share (cost $6,098)                  --            --            --     3,945         --              --             --
   Aspen International Growth
      Portfolio, 144 shares at net
      asset value of $26.01 per share
      (cost $5,951)                            --            --            --        --      3,736              --             --
Investments in shares of Ivy
   Funds VIP, Inc.:
   Growth Portfolio, 1,580 shares at
      net asset value of $7.55 per
      share (cost $16,869)                     --            --            --        --         --          11,931             --
   International Value Portfolio, 913
      shares at net asset value of
      $12.46 per share (cost $16,562)          --            --            --        --         --              --         11,378
                                          -------         -----         -----     -----      -----          ------         ------
                                           34,666         3,450         3,322     3,945      3,736          11,931         11,378
Receivable from Securian Life for
   Policy purchase payments                    --            --            --        --         --              --             --
Receivable for investments sold                --            --            --        --         --              --             --
                                          -------         -----         -----     -----      -----          ------         ------
         Total assets                      34,666         3,450         3,322     3,945      3,736          11,931         11,378
                                          -------         -----         -----     -----      -----          ------         ------
             LIABILITIES
Payable to Securian Life for Policy
   terminations, withdrawal payments
   and mortality and expense charges           --            --            --        --         --              --             --
Payable for investments purchased              --            --            --        --         --              --             --
                                          -------         -----         -----     -----      -----          ------         ------
         Total liabilities                     --            --            --        --         --              --             --
                                          -------         -----         -----     -----      -----          ------         ------
         Net assets applicable to
            Policy owners                 $34,666         3,450         3,322     3,945      3,736          11,931         11,378
                                          =======         =====         =====     =====      =====          ======         ======
        POLICY OWNERS' EQUITY
         Total Policy Owners' equity
            (notes 6 and 7)               $34,666         3,450         3,322     3,945      3,736          11,931         11,378
                                          =======         =====         =====     =====      =====          ======         ======

See accompanying notes to financial statements.

                                                                          SEGREGATED SUB-ACCOUNTS
                                       ----------------------------------------------------------------------------------------
                                                      IVY FUNDS VIP                 IVY FUNDS VIP  IVY FUNDS VIP
                                       IVY FUNDS VIP    SMALL CAP    IVY FUNDS VIP    MICRO-CAP      SMALL CAP    IVY FUNDS VIP
                                          BALANCED        GROWTH         VALUE         GROWTH          VALUE       CORE EQUITY
                                       -------------  -------------  -------------  -------------  -------------  -------------
                  ASSETS
Investments in shares of Ivy
   Funds VIP, Inc.:
   Balanced Portfolio, 1,992 shares
      at net asset value of $7.70 per
      share (cost $18,002)                 $15,328          --             --              --             --              --
   Small Cap Growth Portfolio, 137
      shares at net asset value of
      $6.09 per share (cost $1,236)             --         834             --              --             --              --
   Value Portfolio, 195 shares at net
      asset value of $4.15 per share
      (cost $1,181)                             --          --            808              --             --              --
   Micro-Cap Growth Portfolio, 51
      shares at net asset value of
      $11.11 per share (cost $1,000)            --          --             --             565             --              --
   Small Cap Value Portfolio, 70
      shares at net asset value of
      $10.29 per share (cost $1,065)            --          --             --              --            719              --
   Core Equity Portfolio, 1,487
      shares at net asset value of
      $8.11 per share (cost $16,791)            --          --             --              --             --          12,061
                                           -------         ---            ---             ---            ---          ------
                                            15,328         834            808             565            719          12,061
Receivable from Securian Life for
   Policy purchase payments                     --          --             --              --             --              --
Receivable for investments sold                 --          --             --              --             --              --
                                           -------         ---            ---             ---            ---          ------
         Total assets                       15,328         834            808             565            719          12,061
                                           -------         ---            ---             ---            ---          ------
              LIABILITIES
Payable to Securian Life for Policy
   terminations, withdrawal payments
   and mortality and expense charges            --          --             --              --             --              --
Payable for investments purchased               --          --             --              --             --              --
                                           -------         ---            ---             ---            ---          ------
         Total liabilities                      --          --             --              --             --              --
                                           -------         ---            ---             ---            ---          ------
         Net assets applicable to
            Policy owners                  $15,328         834            808             565            719          12,061
                                           =======         ===            ===             ===            ===          ======
        POLICY OWNERS' EQUITY
         Total Policy Owners' equity
            (notes 6 and 7)                $15,328         834            808             565            719          12,061
                                           =======         ===            ===             ===            ===          ======

See accompanying notes to financial statements.

                  SECURIAN LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                            STATEMENTS OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 2008

                                                                  SEGREGATED SUB-ACCOUNTS
                                      -------------------------------------------------------------------------------
                                                          ADVANTUS   ADVANTUS      ADVANTUS    ADVANTUS     ADVANTUS
                                      ADVANTUS  ADVANTUS   INDEX     MORTGAGE   INTERNATIONAL  INDEX 400  REAL ESTATE
                                        BOND      MONEY     500     SECURITIES       BOND       MID-CAP    SECURITIES
                                      CLASS 2    MARKET   CLASS 2     CLASS 2      CLASS 2      CLASS 2     CLASS 2
                                      --------  --------  --------  ----------  -------------  ---------  -----------
Investment income (loss):
   Investment income distributions
      from underlying mutual fund
      (note 5)                        $     --       224        --        --            --           --         --
   Mortality, expense charges and
      administrative charges
      (note 3)                              --        --        --        --            --           --         --
                                      --------   -------   -------    ------       -------       ------     ------
      Investment income (loss) - net        --       224        --        --            --           --         --
                                      --------   -------   -------    ------       -------       ------     ------
Realized and unrealized gains
   (losses) on investments - net:
   Realized gain distributions from
      underlying mutual fund                --        --        --        --            --           --         --
                                      --------   -------   -------    ------       -------       ------     ------
   Realized gains (losses) on sales
      of investments:
      Proceeds from sales               14,794    28,464    45,532     3,899        14,229        3,863      4,628
      Cost of investments sold         (14,864)  (28,464)  (45,299)   (3,939)      (14,035)      (3,915)    (4,886)
                                      --------   -------   -------    ------       -------       ------     ------
                                           (70)       --       233       (40)          194          (52)      (258)
                                      --------   -------   -------    ------       -------       ------     ------
      Net realized gains (losses) on
         investments                       (70)       --       233       (40)          194          (52)      (258)
                                      --------   -------   -------    ------       -------       ------     ------
   Net change in unrealized
      appreciation or depreciation
      of investments                    (1,280)       --   (13,064)     (407)          (44)      (1,625)    (1,497)
                                      --------   -------   -------    ------       -------       ------     ------
      Net gains (losses) on
         investments                    (1,350)       --   (12,831)     (447)          150       (1,677)    (1,755)
                                      --------   -------   -------    ------       -------       ------     ------
      Net increase (decrease) in net
         assets resulting from
         operations                   $ (1,350)      224   (12,831)     (447)          150       (1,677)    (1,755)
                                      ========   =======   =======    ======       =======       ======     ======

See accompanying notes to financial statements.

                                                                          SEGREGATED SUB-ACCOUNTS
                                      ----------------------------------------------------------------------------------------------
                                                                                  JANUS   JANUS ASPEN                  IVY FUNDS VIP
                                      FIDELITY VIP   FIDELITY VIP  FIDELITY VIP   ASPEN  INTERNATIONAL  IVY FUNDS VIP  INTERNATIONAL
                                       CONTRAFUND   EQUITY-INCOME   HIGH INCOME   FORTY      GROWTH        GROWTH          VALUE
                                      ------------  -------------  ------------  ------  -------------  -------------  -------------
Investment income (loss):
   Investment income distributions
      from underlying mutual fund
      (note 5)                          $    487           124           350         --          11             --             79
   Mortality, expense charges and
      administrative charges
      (note 3)                                --            --            --         --          --             --             --
                                        --------        ------        ------     ------      ------        -------        -------
      Investment income (loss) - net         487           124           350         --          11             --             79
                                        --------        ------        ------     ------      ------        -------        -------
Realized and unrealized gains
   (losses) on investments - net:
   Realized gain distributions from
      underlying mutual fund                  27             1            --         --         164            164            315
                                        --------        ------        ------     ------      ------        -------        -------
   Realized gains (losses) on sales
      of investments:
      Proceeds from sales                 47,697         3,923         3,281      5,113       5,172         15,136         14,802
      Cost of investments sold           (48,612)       (4,184)       (3,425)    (5,071)     (5,471)       (14,896)       (15,114)
                                        --------        ------        ------     ------      ------        -------        -------
                                            (915)         (261)         (144)        42        (299)           240           (312)
                                        --------        ------        ------     ------      ------        -------        -------
      Net realized gains (losses) on
         investments                        (888)         (260)         (144)        42        (135)           404              3
                                        --------        ------        ------     ------      ------        -------        -------
   Net change in unrealized
      appreciation or depreciation
      of investments                     (15,422)       (1,515)       (1,177)    (2,495)     (2,494)        (5,146)        (5,167)
                                        --------        ------        ------     ------      ------        -------        -------
      Net gains (losses) on
         investments                     (16,310)       (1,775)       (1,321)    (2,453)     (2,629)        (4,742)        (5,164)
                                        --------        ------        ------     ------      ------        -------        -------
      Net increase (decrease) in net
         assets resulting from
         operations                     $(15,823)       (1,651)         (971)    (2,453)     (2,618)        (4,742)        (5,085)
                                        ========        ======        ======     ======      ======        =======        =======

See accompanying notes to financial statements.

                                                                      SEGREGATED SUB-ACCOUNTS
                                      ----------------------------------------------------------------------------------------
                                                     IVY FUNDS VIP                 IVY FUNDS VIP  IVY FUNDS VIP
                                      IVY FUNDS VIP    SMALL CAP    IVY FUNDS VIP    MICRO-CAP      SMALL CAP    IVY FUNDS VIP
                                         BALANCED       GROWTH          VALUE         GROWTH          VALUE       CORE EQUITY
                                      -------------  -------------  -------------  -------------  -------------  -------------
Investment income (loss):
   Investment income distributions
      from underlying mutual fund
      (note 5)                           $     19           --              3             --              2              29
   Mortality, expense charges and
      administrative charges
      (note 3)                                 --           --             --             --             --              --
                                         --------         ----           ----           ----           ----         -------
      Investment income (loss) - net           19           --              3             --              2              29
                                         --------         ----           ----           ----           ----         -------
Realized and unrealized gains
   (losses) on investments - net:
   Realized gain distributions from
      underlying mutual fund                   13           17              8             --             17             438
                                         --------         ----           ----           ----           ----         -------
   Realized gains (losses) on sales
      of investments:
      Proceeds from sales                  16,801          165            168             --             --          14,862
      Cost of investments sold            (16,760)        (208)          (221)            --             --         (15,079)
                                         --------         ----           ----           ----           ----         -------
                                               41          (43)           (53)            --             --            (217)
                                         --------         ----           ----           ----           ----         -------
      Net realized gains (losses) on
         investments                           54          (26)           (45)            --             17             221
                                         --------         ----           ----           ----           ----         -------
   Net change in unrealized
      appreciation or depreciation
      of investments                       (2,788)        (440)          (317)          (522)          (272)         (4,758)
                                         --------         ----           ----           ----           ----         -------
      Net gains (losses) on
         investments                       (2,734)        (466)          (362)          (522)          (255)         (4,537)
                                         --------         ----           ----           ----           ----         -------
      Net increase (decrease) in net
         assets resulting from
         operations                      $ (2,715)        (466)          (359)          (522)          (253)         (4,508)
                                         ========         ====           ====           ====           ====         =======

See accompanying notes to financial statements.

                  SECURIAN LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                       STATEMENT OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 2008

                                                                SEGREGATED SUB-ACCOUNTS
                                   -------------------------------------------------------------------------------
                                                       ADVANTUS   ADVANTUS      ADVANTUS    ADVANTUS     ADVANTUS
                                   ADVANTUS  ADVANTUS   INDEX     MORTGAGE   INTERNATIONAL  INDEX 400  REAL ESTATE
                                     BOND      MONEY     500     SECURITIES       BOND       MID-CAP    SECURITIES
                                   CLASS 2    MARKET   CLASS 2     CLASS 2      CLASS 2      CLASS 2     CLASS 2
                                   --------  --------  --------  ----------  -------------  ---------  -----------
Operations:
   Investment income (loss) - net  $     --       224        --        --            --          --          --
   Net realized gains (losses)
      on investments                    (70)       --       233       (40)          194         (52)       (258)
   Net change in unrealized
      appreciation or
      depreciation of investments    (1,280)       --   (13,064)     (407)          (44)     (1,625)     (1,497)
                                   --------   -------   -------    ------       -------      ------      ------
Net increase (decrease) in net
   assets resulting from
   operations                        (1,350)      224   (12,831)     (447)          150      (1,677)     (1,755)
                                   --------   -------   -------    ------       -------      ------      ------
Policy transactions
   (notes 3 and 6):
   Policy purchase payments:         30,052    59,474    91,952     7,981        29,024       8,056       9,197
   Policy terminations,
      withdrawal payments and
      charges:                      (14,794)  (28,464)  (45,532)   (3,899)      (14,229)     (3,863)     (4,628)
                                   --------   -------   -------    ------       -------      ------      ------
Increase (decrease) in net assets
   from Policy transactions          15,258    31,010    46,420     4,082        14,795       4,193       4,569
                                   --------   -------   -------    ------       -------      ------      ------
Increase (decrease) in net assets    13,908    31,234    33,589     3,635        14,945       2,516       2,814
Net assets at the beginning
   of year                            1,025     1,043     1,046     1,033         1,116       1,057         788
                                   --------   -------   -------    ------       -------      ------      ------
Net assets at the end of year      $ 14,933    32,277    34,635     4,668        16,061       3,573       3,602
                                   ========   =======   =======    ======       =======      ======      ======

See accompanying notes to financial statements.

                                                                      SEGREGATED SUB-ACCOUNTS
                                   ----------------------------------------------------------------------------------------------
                                                                               JANUS   JANUS ASPEN                  IVY FUNDS VIP
                                   FIDELITY VIP   FIDELITY VIP  FIDELITY VIP   ASPEN  INTERNATIONAL  IVY FUNDS VIP  INTERNATIONAL
                                    CONTRAFUND   EQUITY-INCOME   HIGH INCOME   FORTY      GROWTH        GROWTH          VALUE
                                   ------------  -------------  ------------  ------  -------------  -------------  -------------
Operations:
   Investment income (loss) - net    $    487           124           350         --          11             --             79
   Net realized gains (losses)
      on investments                     (888)         (260)         (144)        42        (135)           404              3
   Net change in unrealized
      appreciation or
      depreciation of investments     (15,422)       (1,515)       (1,177)    (2,495)     (2,494)        (5,146)        (5,167)
                                     --------        ------        ------     ------      ------        -------        -------
Net increase (decrease) in net
   assets resulting from
   operations                         (15,823)       (1,651)         (971)    (2,453)     (2,618)        (4,742)        (5,085)
                                     --------        ------        ------     ------      ------        -------        -------
Policy transactions
   (notes 3 and 6):
   Policy purchase payments:           97,022         8,010         6,557     10,167      10,242         30,573         30,167
   Policy terminations,
      withdrawal payments and
      charges:                        (47,697)       (3,923)       (3,281)    (5,113)     (5,172)       (15,136)       (14,802)
                                     --------        ------        ------     ------      ------        -------        -------
Increase (decrease) in net assets
   from Policy transactions            49,325         4,087         3,276      5,054       5,070         15,437         15,365
                                     --------        ------        ------     ------      ------        -------        -------
Increase (decrease) in net assets      33,502         2,436         2,305      2,601       2,452         10,695         10,280
Net assets at the beginning
   of year                              1,164         1,014         1,017      1,344       1,284          1,236          1,098
                                     --------        ------        ------     ------      ------        -------        -------
Net assets at the end of year        $ 34,666         3,450         3,322      3,945       3,736         11,931         11,378
                                     ========        ======        ======     ======      ======        =======        =======

See accompanying notes to financial statements.

                                                                    SEGREGATED SUB-ACCOUNTS
                                   ----------------------------------------------------------------------------------------
                                                  IVY FUNDS VIP                 IVY FUNDS VIP  IVY FUNDS VIP
                                   IVY FUNDS VIP    SMALL CAP    IVY FUNDS VIP    MICRO-CAP      SMALL CAP    IVY FUNDS VIP
                                      BALANCED       GROWTH          VALUE         GROWTH          VALUE       CORE EQUITY
                                   -------------  -------------  -------------  -------------  -------------  -------------
Operations:
   Investment income (loss) - net     $     19           --              3             --              2              29
   Net realized gains (losses)
      on investments                        54          (26)           (45)            --             17             221
   Net change in unrealized
      appreciation or
      depreciation of investments       (2,788)        (440)          (317)          (522)          (272)         (4,758)
                                      --------        -----          -----          -----           ----         -------
Net increase (decrease) in net
   assets resulting from
   operations                           (2,715)        (466)          (359)          (522)          (253)         (4,508)
                                      --------        -----          -----          -----           ----         -------
Policy transactions
   (notes 3 and 6):
   Policy purchase payments:            33,715          318            316             --             --          30,296
   Policy terminations,
      withdrawal payments and
      charges:                         (16,801)        (165)          (168)            --             --         (14,862)
                                      --------        -----          -----          -----           ----         -------
Increase (decrease) in net assets
   from Policy transactions             16,914          153            148             --             --          15,434
                                      --------        -----          -----          -----           ----         -------
Increase (decrease) in net assets       14,199         (313)          (211)          (522)          (253)         10,926
Net assets at the beginning
   of year                               1,129        1,147          1,019          1,087            972           1,135
                                      --------        -----          -----          -----           ----         -------
Net assets at the end of year         $ 15,328          834            808            565            719          12,061
                                      ========        =====          =====          =====           ====         =======

                  SECURIAN LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
                         PERIOD ENDED DECEMBER 31, 2007*

                                                                          SEGREGATED SUB-ACCOUNTS
                                                                 ----------------------------------------
                                                                           ADVANTUS  ADVANTUS   ADVANTUS
                                                                 ADVANTUS   MONEY      INDEX    MORTGAGE
                                                                   BOND    MARKET       500    SECURITIES
                                                                 --------  --------  --------  ----------
Operations:
   Investment income (loss) - net                                 $   --        43        --         --
   Net realized gains (losses) on investments                         --        --        --         --
   Net change in unrealized appreciation or depreciation
      of investments                                                  25        --        46         33
                                                                  ------     -----     -----      -----
Net increase (decrease) in net assets resulting from operations       25        43        46         33
                                                                  ------     -----     -----      -----
Policy transactions (notes 2, 3 and 5):
   Policy purchase payments                                        1,000     1,000     1,000      1,000
   Policy terminations, withdrawal payments and charges               --        --        --         --
                                                                  ------     -----     -----      -----
Increase (decrease) in net assets from Policy transactions         1,000     1,000     1,000      1,000
                                                                  ------     -----     -----      -----
Increase (decrease) in net assets                                  1,025     1,043     1,046      1,033
Net assets at the beginning of period                                 --        --        --         --
                                                                  ------     -----     -----      -----
Net assets at the end of period                                   $1,025     1,043     1,046      1,033
                                                                  ======     =====     =====      =====

                                                                        SEGREGATED SUB-ACCOUNTS
                                                                 -------------------------------------
                                                                    ADVANTUS     ADVANTUS    ADVANTUS
                                                                 INTERNATIONAL  INDEX 400  REAL ESTATE
                                                                      BOND       MID-CAP    SECURITIES
                                                                 -------------  ---------  -----------
Operations:
   Investment income (loss) - net                                       --           --          --
   Net realized gains (losses) on investments                           --           --          --
   Net change in unrealized appreciation or depreciation
      of investments                                                   116           57        (212)
                                                                     -----        -----       -----
Net increase (decrease) in net assets resulting from operations        116           57        (212)
                                                                     -----        -----       -----
Policy transactions (notes 2, 3 and 5):
   Policy purchase payments                                          1,000        1,000       1,000
   Policy terminations, withdrawal payments and charges                 --           --          --
                                                                     -----        -----       -----
Increase (decrease) in net assets from Policy transactions           1,000        1,000       1,000
                                                                     -----        -----       -----
Increase (decrease) in net assets                                    1,116        1,057         788
Net assets at the beginning of period                                   --           --          --
                                                                     -----        -----       -----
Net assets at the end of period                                      1,116        1,057         788
                                                                     =====        =====       =====

See accompanying notes to financial statements.

*    Period from January 25, 2007 (commencement of operations) to December 31,
     2007

                                                                              SEGREGATED SUB-ACCOUNTS
                                                                 ------------------------------------------------
                                                                                                            JANUS
                                                                 FIDELITY VIP   FIDELITY VIP  FIDELITY VIP  ASPEN
                                                                  CONTRAFUND   EQUITY-INCOME   HIGH INCOME  FORTY
                                                                 ------------  -------------  ------------  -----
Operations:
   Investment income (loss) - net                                   $   10            20             85         2
   Net realized gains (losses) on investments                          279            84             --        --
   Net change in unrealized appreciation or depreciation
      of investments                                                  (125)          (90)           (68)      342
                                                                    ------         -----          -----     -----
Net increase (decrease) in net assets resulting from operations        164            14             17       344
                                                                    ------         -----          -----     -----
Policy transactions (notes 2, 3 and 5):
   Policy purchase payments                                          1,000         1,000          1,000     1,000
   Policy terminations, withdrawal payments and charges                 --            --             --        --
                                                                    ------         -----          -----     -----
Increase (decrease) in net assets from Policy transactions           1,000         1,000          1,000     1,000
                                                                    ------         -----          -----     -----
Increase (decrease) in net assets                                    1,164         1,014          1,017     1,344
Net assets at the beginning of period                                   --            --             --        --
                                                                    ------         -----          -----     -----
Net assets at the end of period                                     $1,164         1,014          1,017     1,344
                                                                    ======         =====          =====     =====

                                                                            SEGREGATED SUB-ACCOUNTS
                                                                 ---------------------------------------------
                                                                  JANUS ASPEN                   WADDELL & REED
                                                                 INTERNATIONAL  WADDELL & REED   INTERNATIONAL
                                                                     GROWTH         GROWTH           VALUE
                                                                 -------------  --------------  --------------
Operations:
   Investment income (loss) - net                                        5              --              17
   Net realized gains (losses) on investments                           --              28              98
   Net change in unrealized appreciation or depreciation
      of investments                                                   279             208             (17)
                                                                     -----           -----           -----
Net increase (decrease) in net assets resulting from operations        284             236              98
                                                                     -----           -----           -----
Policy transactions (notes 2, 3 and 5):
   Policy purchase payments                                          1,000           1,000           1,000
   Policy terminations, withdrawal payments and charges                 --              --              --
                                                                     -----           -----           -----
Increase (decrease) in net assets from Policy transactions           1,000           1,000           1,000
                                                                     -----           -----           -----
Increase (decrease) in net assets                                    1,284           1,236           1,098
Net assets at the beginning of period                                   --              --              --
                                                                     -----           -----           -----
Net assets at the end of period                                      1,284           1,236           1,098
                                                                     =====           =====           =====

See accompanying notes to financial statements.

*    Period from January 25, 2007 (commencement of operations) to December 31,
     2007

                                                                             SEGREGATED SUB-ACCOUNTS
                                                                 ----------------------------------------------
                                                                                 WADDELL & REED
                                                                 WADDELL & REED     SMALL CAP    WADDELL & REED
                                                                    BALANCED         GROWTH          VALUE
                                                                 --------------  --------------  --------------
Operations:
   Investment income (loss) - net                                    $   15              --              10
   Net realized gains (losses) on investments                            --             110              65
   Net change in unrealized appreciation or depreciation
      of investments                                                    114              37             (56)
                                                                     ------           -----           -----
Net increase (decrease) in net assets resulting from operations         129             147              19
                                                                     ------           -----           -----
Policy transactions (notes 2, 3 and 5):
   Policy purchase payments                                           1,000           1,000           1,000
   Policy terminations, withdrawal payments and charges                  --              --              --
                                                                     ------           -----           -----
Increase (decrease) in net assets from Policy transactions            1,000           1,000           1,000
                                                                     ------           -----           -----
Increase (decrease) in net assets                                     1,129           1,147           1,019
Net assets at the beginning of period                                    --              --              --
                                                                     ------           -----           -----
Net assets at the end of period                                      $1,129           1,147           1,019
                                                                     ======           =====           =====

                                                                             SEGREGATED SUB-ACCOUNTS
                                                                 ----------------------------------------------
                                                                 WADDELL & REED  WADDELL & REED
                                                                    MICRO-CAP       SMALL CAP    WADDELL & REED
                                                                     GROWTH           VALUE        CORE EQUITY
                                                                 --------------  --------------  --------------
Operations:
   Investment income (loss) - net                                        --              --               7
   Net realized gains (losses) on investments                            --              46             100
   Net change in unrealized appreciation or depreciation
      of investments                                                     87             (74)             28
                                                                      -----           -----           -----
Net increase (decrease) in net assets resulting from operations          87             (28)            135
                                                                      -----           -----           -----
Policy transactions (notes 2, 3 and 5):
   Policy purchase payments                                           1,000           1,000           1,000
   Policy terminations, withdrawal payments and charges                  --              --              --
                                                                      -----           -----           -----
Increase (decrease) in net assets from Policy transactions            1,000           1,000           1,000
                                                                      -----           -----           -----
sIncrease (decrease) in net assets                                    1,087             972           1,135
Net assets at the beginning of period                                    --              --              --
                                                                      -----           -----           -----
Net assets at the end of period                                       1,087             972           1,135
                                                                      =====           =====           =====

See accompanying notes to financial statements.

*    Period from January 25, 2007 (commencement of operations) to December 31,
     2007

                  SECURIAN LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2008 AND 2007

(1) ORGANIZATION AND BASIS OF PRESENTATION

The Securian Life Variable Universal Life Account (the Account), was established on December 1, 2004 as a segregated asset account of Securian Life Insurance Company (Securian Life) under Minnesota law and is registered as a unit investment trust under the Investment Company Act of 1940 (as amended). The Account commenced operations on January 25, 2007. The Account currently offers one type of policy consisting of twenty segregated sub-accounts to which policy owners may allocate their purchase payments. The Account currently does not charge a mortality and expense risk charge.

The assets of each segregated sub-account are held for the exclusive benefit of the group-sponsored variable universal life insurance policy owners and are not chargeable with liabilities arising out of the business conducted by any other account or by Securian Life. Variable universal life policy owners allocate their purchase payments to one or more of the twenty segregated sub-accounts. Such payments are then invested in shares of the Advantus Series Fund, Inc., Fidelity Variable Insurance Products Fund, Janus Aspen Series, or Ivy Fund VIP, Inc. (collectively, the Underlying Funds). Each of the Underlying Funds is registered under the Investment Company Act of 1940 (as amended) as a diversified (except Advantus International Bond Portfolio which is non-diversified), open-end management investment company.

Securian Financial Services, Inc. (Securian) acts as the underwriter for the Account. Advantus Capital Management, (Advantus) acts as the investment advisor for the Advantus Series Fund, Inc. Both Securian and Advantus are affiliate companies of Securian Life.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements and disclosure of contingent assets and liabilities. Actual results could differ from those estimates.

INVESTMENTS IN UNDERLYING FUNDS

Investments in shares of the Underlying Funds are stated at fair value which is the net asset value per share as determined daily by each Underlying Fund. Investment transactions are recorded on a trade date basis. The cost of investments sold is determined on the FIFO basis.

All dividend distributions received from the Underlying Funds are reinvested in additional shares of the Underlying Funds and are recorded by the sub-accounts on the ex-dividend date. The Advantus Series Fund, Inc. portfolios and other non-affiliated funds may utilize consent dividends to effectively distribute income for income tax purposes. The Account "consents" to treat these amounts as dividend income for tax purposes although they are not paid by the Underlying Funds. Therefore, no investment income is recorded in the statements of operations related to such consent dividends.

FEDERAL INCOME TAXES

The Account is treated as part of Securian Life for federal income tax purposes. Under current interpretation of existing federal income tax law, no income taxes are payable on investment income or capital gain distributions received by the Account from the Underlying Funds. Any applicable taxes will be the responsibility of the policy owners or beneficiaries upon termination or withdrawal.

INVESTMENTS

During the year ended December 31, 2008, several portfolios merged. The portfolio names and effective date of the mergers are summarized in the following table.

CLOSED PORTFOLIO                     RECEIVING PORTFOLIO                 DATE MERGED
----------------------------------   ---------------------------------   -------------
Waddell & Reed Balanced              Ivy Funds VIP Balanced              July 31, 2008
Waddell & Reed Growth                Ivy Funds VIP Growth                July 31, 2008
Waddell & Reed International Value   Ivy Funds VIP International Value   July 31, 2008
Waddell & Reed Small Cap Growth      Ivy Funds VIP Small Cap Growth      July 31, 2008
Waddell & Reed Value                 Ivy Funds VIP Value                 July 31, 2008
Waddell & Reed Micro-Cap Growth      Ivy Funds VIP Micro-Cap Growth      July 31, 2008
Waddell & Reed Small Cap Value       Ivy Funds VIP Small Cap Value       July 31, 2008
Waddell & Reed Core Equity           Ivy Funds VIP Core Equity           July 31, 2008

(3) EXPENSES AND RELATED PARTY TRANSACTIONS

There is no mortality and expense charge on the Account.

Policy purchase payments are reflected net of the following charges paid to Securian Life:

     A sales load of up to 5.00 percent is deducted from each premium payment. The total sales charges deducted from premium payments for the years ended December 31, 2008 and 2007 amounted to $2,203 and $0, respectively.

     A premium tax charge in the amount of 0.00 to 4.00 percent is deducted from each premium payment. Premium taxes are paid to state and local governments. Total premium tax charges deducted from premium payments for the years ended December 31, 2008 and 2007 amounted to $1,469 and $0, respectively.

     A federal tax charge of up to 0.35 percent for group-sponsored policies and up to 1.25 percent for an individual policy is deducted from each premium payment. The federal tax charge is paid to offset additional corporate federal income taxes incurred by Minnesota Life under the Omnibus Budget Reconciliation Act of 1990. Total federal tax charges for the years ended December 31, 2008 and 2007 amounted to $184 and $0, respectively.

In addition to deductions from premium payments, an administration charge, a partial surrender charge, a cost of insurance charge and a charge for additional benefits provided by rider, which is an optional benefit available for additional cost, subject to age and contract, if any, are assessed from the actual cash value of each policy. These charges are paid by redeeming units of the Account held by the policy owner. The administration charge varies based upon the number of eligible members in a group-sponsored program and ranges from $1 to $4 per month. The partial surrender charge is to cover administrative costs incurred by Securian Life. The amount of the partial surrender charge is the lesser of $25 or two percent of the amount withdrawn. The cost of insurance charge varies with the amount of insurance, the insured's age, rate class of the insured and gender mix of the group-sponsored contract.

The total cash value charges for the years ended December 31, 2008 and 2007 for each applicable segregated sub-account are as follows:

                                          2008     2007
                                          ------   ----
Advantus Bond Class 2                     $  618    $--
Advantus Money Market                      4,373     --
Advantus Index 500  Class 2                  935     --
Advantus Mortgage Securities Class 2         135     --
Advantus International Bond Class 2          307     --
Advantus Index 400 Mid-Cap Class 2           235     --
Advantus Real Estate Securities Class 2      403     --
Fidelity VIP Contrafund                    1,138     --
Fidelity VIP Equity-Income                   191     --
Fidelity VIP High Income                     547     --
Janus Aspen Forty                            714     --
Janus International Growth                   728     --
Ivy Funds VIP Balanced                       409     --
Ivy Funds VIP Growth                         327     --
Ivy Funds VIP International Value          1,310     --
Ivy Funds VIP Small Cap Growth                76     --
Ivy Funds VIP Value                           77     --
Ivy Funds VIP Micro-Cap Growth                --     --
Ivy Funds VIP Small Cap Value                 --     --
Ivy Funds VIP Core Equity                    434     --

To the extent the Account invests in the Advantus Series Fund, Inc., the Account indirectly incurs management fees that are payable to Advantus. The advisory fee agreement provides for payments ranging from 0.15% to 0.70% of average daily net assets. In addition, the Advantus Series Fund, Inc. has adopted a Rule 12b-1 distribution plan covering all its portfolios. Under the plan, the Advantus Series Fund, Inc. pays distribution fees equal to 0.25% of average daily net assets to Securian. The Advantus Series Fund, Inc. also pays an administrative services fee to Securian Life ranging from 0.02% to 1.19% of average daily net assets. In addition, each Portfolio pays an annual fee equal to 0.02% of net assets to State Street, Inc. for daily fund accounting services.

To the extent the Account invests in non-affiliated funds, the Account will also indirectly incur fees.

(4) FAIR VALUE MEASUREMENTS

The Account adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, FAIR VALUE MEASUREMENTS (FAS 157), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Account would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment.

FAS 157 establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized below.

Level 1 - quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - significant unobservable inputs (including the Account's own assumptions in determining the fair value of investments).

The valuation techniques used by the Account to measure fair value during the year ended December 31, 2008 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the year ended December 31, 2008, all investments in the Account were valued using Level 1 inputs. There were no Level 2 or Level 3 inputs used to value the investments during the period.

(5) INVESTMENT TRANSACTIONS

The Account's purchases of Underlying Funds shares, including reinvestment of dividend distributions, were as follows during the period ended December 31, 2008:

Advantus Bond Class 2                     $30,052
Advantus Money Market                      59,698
Advantus Index 500 Class 2                 91,952
Advantus Mortgage Securities Class 2        7,981
Advantus International Bond Class 2        29,024
Advantus Index 400 Mid-Cap Class 2          8,056
Advantus Real Estate Securities Class 2     9,197
Fidelity VIP Contrafund                    97,536
Fidelity VIP Equity-Income                  8,135
Fidelity VIP High Income                    6,907
Janus Aspen Forty                          10,167
Janus Aspen International Growth           10,417
Ivy Funds VIP Growth                       30,737
Ivy Funds VIP International Value          30,561
Ivy Funds VIP Balanced                     33,747
Ivy Funds VIP Small Cap Growth                335
Ivy Funds VIP Value                           327
Ivy Funds VIP Micro-Cap Growth                 --
Ivy Funds VIP Small Cap Value                  19
Ivy Funds VIP Core Equity                  30,763

                  SECURIAN LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                          YEAR ENDED DECEMBER 31, 2008

(6) UNIT ACTIVITY FROM POLICY TRANSACTIONS

Transactions in units for each segregated sub-account for the years ended December 31, 2008 and 2007 were as follows:

                                                       SEGREGATED SUB-ACCOUNTS
                                       -------------------------------------------------------
                                                           ADVANTUS   ADVANTUS      ADVANTUS
                                       ADVANTUS  ADVANTUS    INDEX    MORTGAGE   INTERNATIONAL
                                         BOND      MONEY      500    SECURITIES       BOND
                                        CLASS 2   MARKET    CLASS 2   CLASS 2       CLASS 2
                                       --------  --------  --------  -------------------------
Units outstanding at
   December 31, 2006                         --        --        --        --            --
      Policy purchase payments            1,000     1,000     1,000     1,000         1,000
      Policy terminations, withdrawal
         payments and charges                --        --        --        --            --
                                        -------   -------   -------    ------       -------
Units outstanding at
   December 31, 2007                      1,000     1,000     1,000     1,000         1,000
      Policy purchase payments           31,297    56,222   101,005     8,210        25,120
      Policy terminations, withdrawal
         payments and charges           (15,446)  (26,902)  (49,257)   (4,020)      (12,317)
                                        -------   -------   -------    ------       -------
 Units outstanding at
   December 31, 2008                     16,851    30,320    52,748     5,190        13,803
                                        =======   =======   =======    ======       =======

                                                            SEGREGATED SUB-ACCOUNTS
                                       -----------------------------------------------------------------
                                       ADVANTUS    ADVANTUS
                                       INDEX 400  REAL ESTATE
                                        MID-CAP   SECURITIES   FIDELITY VIP   FIDELITY VIP  FIDELITY VIP
                                        CLASS 2     CLASS 2     CONTRAFUND   EQUITY-INCOME  HIGH INCOME
                                       ---------  -----------  ------------  -------------  ------------
Units outstanding at
   December 31, 2006                        --          --            --             --            --
      Policy purchase payments           1,000       1,000         1,000          1,000         1,000
      Policy terminations, withdrawal
         payments and charges               --          --            --             --            --
                                        ------      ------       -------         ------        ------
Units outstanding at
   December 31, 2007                     1,000       1,000         1,000          1,000         1,000
      Policy purchase payments           8,210      12,090        99,337          9,495         6,681
      Policy terminations, withdrawal
         payments and charges           (3,885)     (5,916)      (48,503)        (4,558)       (3,325)
                                        ------      ------       -------         ------        ------
 Units outstanding at
   December 31, 2008                     5,325       7,174        51,834          5,937         4,356
                                        ======      ======       =======         ======        ======

                                                             SEGREGATED SUB-ACCOUNTS
                                       ------------------------------------------------------------------
                                        JANUS   JANUS ASPEN                  IVY FUNDS VIP
                                        ASPEN  INTERNATIONAL  IVY FUNDS VIP  INTERNATIONAL  IVY FUNDS VIP
                                        FORTY      GROWTH         GROWTH         VALUE         BALANCED
                                       ------  -------------  -------------  -------------  -------------
Units outstanding at
   December 31, 2006                       --          --             --             --             --
      Policy purchase payments          1,000       1,000          1,000          1,000          1,000
      Policy terminations, withdrawal
         payments and charges              --          --             --             --             --
                                       ------      ------        -------        -------        -------
Units outstanding at
   December 31, 2007                    1,000       1,000          1,000          1,000          1,000
      Policy purchase payments          8,457       9,941         27,617         33,072         31,977
      Policy terminations, withdrawal
         payments and charges          (4,188)     (4,849)       (13,472)       (16,130)       (15,798)
                                       ------      ------        -------        -------        -------
 Units outstanding at
   December 31, 2008                    5,269       6,092         15,145         17,942         17,179
                                       ======      ======        =======        =======        =======

                                                               SEGREGATED SUB-ACCOUNTS
                                       -------------------------------------------------------------------------
                                       IVY FUNDS VIP                 IVY FUNDS VIP  IVY FUNDS VIP
                                         SMALL CAP    IVY FUNDS VIP    MICRO-CAP      SMALL CAP    IVY FUNDS VIP
                                          GROWTH          VALUE         GROWTH          VALUE       CORE EQUITY
                                       -------------  -------------  -------------  -------------  -------------
Units outstanding at
   December 31, 2006                           --             --             --            --             --
      Policy purchase payments              1,000          1,000          1,000         1,000          1,000
      Policy terminations, withdrawal
         payments and charges                  --             --             --            --             --
                                            -----          -----          -----         -----        -------
Units outstanding at
   December 31, 2007                        1,000          1,000          1,000         1,000          1,000
      Policy purchase payments                384            404             --            --         29,849
      Policy terminations, withdrawal
         payments and charges                (188)          (205)            --            --        (14,565)
                                            -----          -----          -----         -----        -------
 Units outstanding at
   December 31, 2008                        1,196          1,199          1,000         1,000         16,284
                                            =====          =====          =====         =====        =======

(7) FINANCIAL HIGHLIGHTS

A summary of units outstanding, unit values, net assets, ratios, and total return for variable universal life policies for the year ended December 31, 2008 and the period from January 25, 2007 to December 31, 2007 is as follows:

                                                       AT DECEMBER 31                        FOR THE YEARS ENDED DECEMBER 31
                                          -----------------------------------------------------------------------------------------
                                             UNITS                                   INVESTMENT
                                          OUTSTANDING  UNIT FAIR VALUE  NET ASSETS  INCOME RATIO*  EXPENSE RATIO**  TOTAL RETURN***
                                          -----------------------------------------------------------------------------------------
Advantus Bond Class 2
   2008                                      16,851          0.89         14,933         0.00%          0.00%           -13.52%
   2007 (a)                                   1,000          1.02          1,025         0.00%          0.00%             2.47%
Advantus Money Market
   2008                                      30,320          1.06         32,277         1.65%          0.00%             2.06%
   2007 (a)                                   1,000          1.04          1,043         4.18%          0.00%             4.31%
Advantus Index 500 Class 2
   2008                                      52,748          0.66         34,635         0.00%          0.00%           -37.21%
   2007 (a)                                   1,000          1.05          1,046         0.00%          0.00%             4.57%
Advantus Mortgage Securities Class 2
   2008                                       5,190          0.90          4,668         0.00%          0.00%           -12.97%
   2007 (a)                                   1,000          1.03          1,033         0.00%          0.00%             3.33%
Advantus International Bond Class 2
   2008                                      13,803          1.16         16,061         0.00%          0.00%             4.23%
   2007 (a)                                   1,000          1.12          1,116         0.00%          0.00%            11.64%
Advantus Index 400 Mid-Cap Class 2
   2008                                       5,325          0.67          3,573         0.00%          0.00%           -36.54%
   2007 (a)                                   1,000          1.06          1,057         0.00%          0.00%             5.74%
Advantus Real Estate Securities Class 2
   2008                                       7,174          0.50          3,602         0.00%          0.00%           -36.27%
   2007 (a)                                   1,000          0.79            788         0.00%          0.00%           -21.21%
Fidelity VIP Contrafund
   2008                                      51,834          0.67         34,666         2.67%          0.00%           -42.51%
   2007 (a)                                   1,000          1.16          1,164         0.96%          0.00%            16.34%
Fidelity VIP Equity-Income
   2008                                       5,937          0.58          3,450         5.53%          0.00%           -42.65%
   2007 (a)                                   1,000          1.01          1,014         1.87%          0.00%             1.34%
Fidelity VIP High Income
   2008                                       4,356          0.76          3,322        16.63%          0.00%           -24.98%
   2007 (a)                                   1,000          1.02          1,017         8.38%          0.00%             1.67%
Janus Aspen Forty
   2008                                       5,269          0.75          3,945         0.00%          0.00%           -44.31%
   2007 (a)                                   1,000          1.34          1,344         0.18%          0.00%            34.43%
Janus Aspen International Growth
   2008                                       6,092          0.61          3,736         0.45%          0.00%           -52.23%
   2007 (a)                                   1,000          1.28          1,284         0.44%          0.00%            28.37%
Ivy Funds VIP Growth
   2008                                      15,145          0.79         11,931         0.00%          0.00%           -36.27%
   2007 (a)                                   1,000          1.24          1,236         0.00%          0.00%            23.62%
Ivy Funds VIP International Value
   2008                                      17,942          0.63         11,378         1.28%          0.00%           -42.26%
   2007 (a)                                   1,000          1.10          1,098         1.62%          0.00%             9.82%
Ivy Funds VIP Balanced
   2008                                      17,179          0.89         15,328         0.25%          0.00%           -21.00%
   2007 (a)                                   1,000          1.13          1,129         1.42%          0.00%            12.94%
Ivy Funds VIP Small Cap Growth
   2008                                       1,196          0.70            834         0.00%          0.00%           -39.18%
   2007 (a)                                   1,000          1.15          1,147         0.00%          0.00%            14.67%
Ivy Funds VIP Value
   2008                                       1,199          0.67            808         0.28%          0.00%           -33.81%
   2007 (a)                                   1,000          1.02          1,019         0.96%          0.00%             1.90%

                                                       AT DECEMBER 31                        FOR THE YEARS ENDED DECEMBER 31
                                          -----------------------------------------------------------------------------------------
                                             UNITS                                   INVESTMENT
                                          OUTSTANDING  UNIT FAIR VALUE  NET ASSETS  INCOME RATIO*  EXPENSE RATIO**  TOTAL RETURN***
                                          -----------------------------------------------------------------------------------------
Ivy Funds VIP Micro-Cap Growth
   2008                                       1,000          0.56            565         0.00%          0.00%           -48.03%
   2007 (a)                                   1,000          1.09          1,087         0.00%          0.00%             8.68%
Ivy Funds VIP Small Cap Value
   2008                                       1,000          0.72            719         0.20%          0.00%           -26.13%
   2007 (a)                                   1,000          0.97            972         0.00%          0.00%            -2.77%
Ivy Funds VIP Core Equity
   2008                                      16,284          0.74         12,061         0.44%          0.00%           -34.77%
   2007 (a)                                   1,000          1.14          1,135         0.63%          0.00%           -13.54%

* These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, net of expenses assessed by the fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in a direct reduction in the unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividend by the underlying fund in which the sub-account invests and, to the extent the underlying fund utilizes consent dividend rather than paying dividends in cash or reinvested shares, the Account does not record investment income.

** This ratio represents the annualized policy expenses of the separate account, consisting primarily of mortality and expense charges. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to policy owner account through the redemption of units and expenses of the underlying fund are excluded. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or for the effective date through the end of the reporting period.

*** These amounts represent the total return for the period indicated, including changed in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption for units. Inclusion of these expenses in the calculation would result in the a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated from the period indicated or from the effective date through the end of the reporting period.

(a) For the period from January 25, 2007 (Commencement of operations) to December 31, 2007.

                         SECURIAN LIFE INSURANCE COMPANY

                              FINANCIAL STATEMENTS
                           AND SUPPLEMENTARY SCHEDULES

                        DECEMBER 31, 2008, 2007 AND 2006

                         SECURIAN LIFE INSURANCE COMPANY
                                 Balance Sheets
                           December 31, 2008 and 2007

                                                                      2008           2007
                                                                  ------------   ------------
ASSETS
   Fixed maturity securities: available-for-sale, at fair value
      (amortized cost $131,135,935 and $132,861,078)              $119,993,496   $132,849,078
   Equity securities, at fair value (cost $20,000 and $20,000)          14,928         21,754
   Policy loans                                                         89,902         74,336
                                                                  ------------   ------------
         Total investments                                         120,098,326    132,945,168
   Cash and cash equivalents                                         7,123,022      5,958,506
   Deferred policy acquisition costs                                 1,710,193      1,748,473
   Accrued investment income                                         1,625,825      1,579,959
   Premiums and fees receivable                                      1,565,010      1,818,401
   Income tax recoverable:
      Current                                                          506,483             --
      Deferred                                                       4,577,173         22,894
   Reinsurance recoverables                                          1,901,707        485,051
   Other assets                                                         79,172         14,380
   Separate account assets                                             197,563             --
                                                                  ------------   ------------
            Total assets                                          $139,384,474   $144,572,832
                                                                  ============   ============
LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
   Policy and contract account balances                           $  2,548,776   $  2,240,984
   Future policy and contract benefits                               8,945,025      8,992,452
   Pending policy and contract claims                                3,130,985      2,699,077
   Other policyholder funds                                          1,912,317      2,745,540
   Policyholder dividends payable                                       44,686         42,911
   Unearned premiums and fees                                          960,044        943,902
   Reinsurance payables                                                252,418        211,185
   Accrued general insurance expenses and taxes                        798,185      1,137,166
   Income tax liability:
      Current                                                               --        554,108
   Payable to affiliates                                               383,480        271,558
   Other liabilities                                                 2,737,650      3,264,519
   Separate account liabilities                                        197,563             --
                                                                  ------------   ------------
         Total liabilities                                          21,911,129     23,103,402
                                                                  ------------   ------------
Stockholder's equity:
   Common stock, $1 par value, 5,000,000 shares authorized,
      2,500,000 issued and outstanding                               2,500,000      2,500,000
   Additional paid in capital                                      104,600,406    104,600,406
   Accumulated other comprehensive loss                             (7,210,911)        (9,002)
   Retained earnings                                                17,583,850     14,378,026
                                                                  ------------   ------------
         Total stockholder's equity                                117,473,345    121,469,430
                                                                  ------------   ------------
            Total liabilities and stockholder's equity            $139,384,474   $144,572,832
                                                                  ============   ============

See accompanying notes to financial statements.

                         SECURIAN LIFE INSURANCE COMPANY
                            Statements of Operations
                  Years ended December 31, 2008, 2007 and 2006

                                                             2008           2007           2006
                                                         -----------    -----------    -----------
Revenues:
   Premiums                                              $36,837,976    $34,525,384    $20,830,085
   Policy and contract fees                                2,902,736      2,840,656        419,533
   Net investment income                                   7,166,837      6,757,306      5,816,217
   Net realized investment losses                         (3,481,830)      (981,247)      (169,854)
   Other income                                              215,447        236,847          7,768
                                                         -----------    -----------    -----------
      Total revenues                                      43,641,166     43,378,946     26,903,749
                                                         -----------    -----------    -----------
Benefits and expenses:
   Policyholder benefits                                  28,199,674     25,771,777     16,522,267
   Interest credited to policies and contracts               203,285        156,140         53,374
   Increase (decrease) in policy reserves                     (3,030)       428,148         94,960
   General operating expenses                              6,068,388      6,314,223      2,887,675
   Commissions                                             3,099,905      4,717,958      3,050,435
   Administrative and sponsorship fees                     1,031,840        663,723          1,021
   Amortization of deferred policy acquisition costs         280,463        646,066         35,871
   Capitalization of deferred policy acquisition costs      (171,581)    (1,916,397)      (371,230)
                                                         -----------    -----------    -----------
      Total benefits and expenses                         38,708,944     36,781,638     22,274,373
                                                         -----------    -----------    -----------
         Income from operations before taxes               4,932,222      6,597,308      4,629,376
                                                         -----------    -----------    -----------
Income tax expense (benefit):
      Current                                              2,402,724      2,711,445      1,347,541
      Deferred                                              (676,326)      (263,488)       272,740
                                                         -----------    -----------    -----------
         Total income tax expense                          1,726,398      2,447,957      1,620,281
                                                         -----------    -----------    -----------
            Net income                                   $ 3,205,824    $ 4,149,351    $ 3,009,095
                                                         ===========    ===========    ===========

See accompanying notes to financial statements.

                         SECURIAN LIFE INSURANCE COMPANY
                  Statements of Changes in Stockholder's Equity
                  Years ended December 31, 2008, 2007 and 2006

                                                                                 ACCUMULATED
                                                                   ADDITIONAL       OTHER                         TOTAL
                                                       COMMON        PAID IN    COMPREHENSIVE     RETAINED    STOCKHOLDER'S
                                                        STOCK        CAPITAL    INCOME (LOSS)     EARNINGS       EQUITY
                                                    -----------   ------------  -------------   -----------   -------------
2006:
   Balance, beginning of year                        $2,500,000   $104,200,406   $    72,956    $ 7,221,824    $113,995,186
      Comprehensive income:
         Net income                                          --             --            --      3,009,095       3,009,095
         Other comprehensive loss                            --             --       (26,269)            --         (26,269)
                                                                                                               ------------
            Total comprehensive income                                                                            2,982,826
      Contributions to additional paid in capital            --        400,000            --             --         400,000
                                                     ----------   ------------   -----------    -----------    ------------
   Balance, end of year                              $2,500,000   $104,600,406   $    46,687    $10,230,919    $117,378,012
                                                     ==========   ============   ===========    ===========    ============
2007:
   Balance, beginning of year                        $2,500,000   $104,600,406   $    46,687    $10,230,919    $117,378,012
      Comprehensive income:
         Net income                                          --             --            --      4,149,351       4,149,351
         Other comprehensive loss                            --             --       (55,664)            --         (55,664)
                                                                                                               ------------
            Total comprehensive income                                                                            4,093,687
      Change in accounting principle                         --             --           (25)        (2,244)         (2,269)
                                                     ----------   ------------   -----------    -----------    ------------
   Balance, end of year                              $2,500,000   $104,600,406   $    (9,002)   $14,378,026    $121,469,430
                                                     ==========   ============   ===========    ===========    ============
2008:
   Balance, beginning of year                        $2,500,000   $104,600,406   $    (9,002)   $14,378,026    $121,469,430
      Comprehensive loss:
         Net income                                          --             --            --      3,205,824       3,205,824
         Other comprehensive loss                            --             --    (7,201,909)            --      (7,201,909)
                                                                                                               ------------
            Total comprehensive loss                                                                             (3,996,085)
                                                     ----------   ------------   -----------    -----------    ------------
   Balance, end of year                              $2,500,000   $104,600,406   $(7,210,911)   $17,583,850    $117,473,345
                                                     ==========   ============   ===========    ===========    ============

See accompanying notes to financial statements.

                         SECURIAN LIFE INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006

                                                                        2008           2007            2006
                                                                    ------------   ------------   -------------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                                          $  3,205,824   $  4,149,351   $   3,009,095
Adjustments to reconcile net income to net cash
   provided by (used for) operating activities:
   Interest credited to annuity and insurance contracts                  104,049         85,120          43,928
   Fees deducted from policy and contract balances                    (5,117,360)    (4,734,797)       (615,648)
   Change in future policy and contract benefits                         (47,427)     8,795,790          22,029
   Change in pending policy and contract claims                          431,908        747,190       1,100,498
   Change in other policyholder funds                                   (833,223)     1,973,389         440,937
   Change in accrued general insurance expenses and taxes               (338,981)       511,197         362,340
   Change in other liabilities                                          (522,690)     2,165,097          93,332
   Amortization of deferred policy acquisition cost                      280,463        646,066          35,871
   Capitalization of policy acquisition costs                           (171,581)    (1,916,397)       (371,230)
   Change in premiums and fees receivable                                253,391     (1,145,353)       (579,370)
   Change in unearned premiums and fees                                    2,941        902,261         (35,855)
   Change in reinsurance recoverables                                 (1,416,656)      (446,697)        (17,408)
   Deferred tax provision                                               (676,326)      (263,488)        272,740
   Change in federal income tax recoverables (payables) - current     (1,060,591)       618,486         (88,832)
   Net realized investment losses                                      3,481,830        981,247         169,854
   Change in accrued investment income                                   (45,866)      (182,958)     (1,203,927)
   Other, net                                                           (182,886)       276,180         242,406
                                                                    ------------   ------------   -------------
         Net cash provided by (used for) operating activities         (2,653,181)    13,161,684       2,880,760
                                                                    ------------   ------------   -------------
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from fixed maturity securities sold                           6,033,203      3,563,580       8,246,187
Proceeds from fixed maturity securities matured or repaid             15,201,116      7,964,595       5,712,230
Cost of fixed maturity securities acquired                           (22,717,362)   (29,085,436)   (116,287,056)
Cost of equity securities acquired                                            --        (20,000)             --
Change in policy loans                                                   (15,566)        (5,578)        (12,427)
Other, net                                                                  (618)        34,776         (40,354)
                                                                    ------------   ------------   -------------
         Net cash used for investing activities                       (1,499,227)   (17,548,063)   (102,381,420)
                                                                    ------------   ------------   -------------
CASH FLOWS FROM FINANCING ACTIVITIES
Deposits credited to annuity and insurance contracts                   5,477,873      5,715,988         960,775
Withdrawals from annuity and insurance contracts                        (156,770)      (255,074)        (80,836)
Change in amounts drawn in excess of cash balances                        (4,179)       843,320              --
Capital contribution from parent                                              --             --         400,000
                                                                    ------------   ------------   -------------
         Net cash provided by financing activities                     5,316,924      6,304,234       1,279,939
                                                                    ------------   ------------   -------------
      Net increase (decrease) in cash and cash equivalents             1,164,516      1,917,855     (98,220,721)
Cash and cash equivalents, beginning of year                           5,958,506      4,040,651     102,261,372
                                                                    ------------   ------------   -------------
Cash and cash equivalents, end of year                              $  7,123,022   $  5,958,506   $   4,040,651
                                                                    ============   ============   =============

See accompanying notes to financial statements.

                         SECURIAN LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS
                        DECEMBER 31, 2008, 2007 AND 2006

(1)  NATURE OF OPERATIONS

     ORGANIZATION AND DESCRIPTION OF BUSINESS

     Securian Life Insurance Company (the Company) is a wholly-owned subsidiary of Minnesota Life Insurance Company (Minnesota Life) and is organized under the laws of the State of Minnesota as a stock life company and is licensed as a life and health insurer.

     The Company offers traditional products including group dental, accident and health, group life, mortgage life and disability, and credit life. The Company also offers nontraditional products, including group universal and variable life and deferred annuities in states where the Company is authorized to conduct business.

     The Company, which operates in the United States, has divided its businesses into five strategic business units, which focus on various markets: Group Dental Insurance, Group Life Insurance, Financial Institution Group, Individual Financial Security, and Retirement. Group Life Insurance markets group life products while Financial Institution Group primarily markets mortgage life and disability and credit life products. Individual Financial Security services a closed block of individual life products and Retirement services a closed block of individual annuities and supplemental contracts.

     Revenues, including net realized investment gains and losses, for these strategic business units and corporate product line, for the years ended December 31 were as follows:

                                        2008          2007          2006
                                    -----------   -----------   -----------
Group Dental Insurance              $30,092,607   $30,319,837   $20,980,749
Group Life Insurance                  6,709,741     6,037,182       409,212
Financial Institution Group           3,752,037     1,978,326            --
Individual Financial Security           138,378       166,113       161,889
Retirement                                4,538        10,802        32,683
                                    -----------   -----------   -----------
   Total strategic business units    40,697,301    38,512,260    21,584,533
Corporate product line                2,943,865     4,866,686     5,319,216
                                    -----------   -----------   -----------
      Total                         $43,641,166   $43,378,946   $26,903,749
                                    ===========   ===========   ===========

     In 2007 and 2006, the Company entered into multiple reinsurance agreements. See note 9 for additional information regarding these transactions.

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     BASIS OF PRESENTATION

     The accompanying financial statements have been prepared in accordance with U.S. generally accepted accounting principles (GAAP).

     The preparation of financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect reported assets and liabilities, including reporting or disclosure of contingent assets and liabilities as of the balance sheet date and the reported amounts of revenues and expenses during the reporting period. Future events, including changes in mortality, morbidity, interest rates and asset valuations, could cause actual results to differ from the estimates used in the financial statements, and such changes in estimates are generally recorded in the statements of operations in the period in which they are made.

     The most significant estimates include those used in determining the balance and amortization of deferred policy acquisition costs for traditional and nontraditional insurance products, policyholder liabilities, valuation of and impairment losses on investments, and income taxes. Although some variability is inherent in these estimates, the recorded amounts reflect management's best estimates based on facts and circumstances as of the balance sheet date. Management believes the amounts provided are appropriate.

     INSURANCE REVENUES AND EXPENSES

     Premiums on traditional life insurance products, which include individual term insurance, are recognized as revenue when due. For group dental, accident and health, and group term life insurance products, premiums are recognized as revenue over the contract period when earned. To the extent that this revenue is unearned, it is reported as part of unearned premiums and fees on the balance sheets. Benefits and expenses are recognized in relation to premiums over the contract period via a provision for future policy benefits and the amortization of deferred policy acquisition costs.

     Nontraditional life insurance products include individual adjustable and group universal and variable universal life insurance. Revenue from nontraditional life insurance products and deferred annuities is comprised of policy and contract fees charged for the cost of insurance, policy administration and surrenders and is assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Expenses include both the portion of claims not covered by and the interest credited to the related policy and contract account balances. Deferred policy acquisition costs are amortized relative to the emergence of estimated gross profits.

     Any premiums on both traditional and nontraditional products due as of the date of the financial statements that have not yet been received and posted are included in premiums and fees receivable on the balance sheets.

     Certain nontraditional life products, specifically individual adjustable life insurance policies, require payment of fees in advance for services that will be rendered over the estimated lives of the policies. These payments are established as unearned revenue reserves upon receipt and are included in unearned premiums and fees on the balance sheets. These unearned revenue reserves are amortized over the estimated lives of these policies and contracts in relation to the emergence of estimated gross profits.

     ADMINISTRATIVE AND SPONSORSHIP FEES

     The Company pays administrative fees to financial institutions for administrative duties performed including, but not limited to, collection and remittance of premium, assistance with premium billing, communication with loan customers and other additional clerical functions. The expense is estimated and accrued on a quarterly basis based on recent historical experience and is trued up at each profit sharing year-end which occur throughout the year. The Company also pays certain financial institutions sponsorship fees which are primarily based on the loss experience of the business placed by the financial institution with the Company.

     VALUATION OF INVESTMENTS AND NET INVESTMENT INCOME

     Fixed maturity securities, which may be sold prior to maturity, are classified as available-for-sale and are carried at fair value. Premiums and discounts are amortized or accreted using the interest yield method. The Company recognizes the excess of all cash flows over the initial investment attributable to its beneficial interest in asset-backed securities estimated at the acquisition/transaction date as interest income over the life of the Company's beneficial interest using the effective interest yield method. The Company does not accrete the discount for fixed maturity securities that are in default.

     The Company uses book value as cost for applying the retrospective adjustment method to loan-backed fixed maturity securities purchased. Prepayment assumptions for single class and multi-class mortgage-backed securities were obtained using a commercial software application or internal estimates.

     Marketable equity securities are generally classified as available-for-sale and are carried at fair value.

     Available-for-sale securities are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs, reserves and deferred income tax, reported as a separate component of accumulated other comprehensive income (loss) in stockholder's equity.

     Fair values of fixed maturity securities obtained from either third party market prices or broker quoted prices when available. Fair values of marketable equity securities are based on quoted market prices.

     For fixed maturity securities where quoted market prices are not available, generally private placement securities and securities that do not trade regularly, an internally developed pricing model using a commercial software application is most often used. The matrix pricing model is developed by obtaining spreads versus the U.S. Treasury yield for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced are important inputs into the model and are used to determine a corresponding spread that is applied to the U.S. Treasury yield to create an estimated market yield for that security. The estimated market yield, liquidity premium, any adjustments for known credit risk, and other relevant factors are then used to estimate the fair value of the particular fixed maturity security.

     As of December 31, 2008, 100% of fixed maturity fair values were obtained from third party market prices. As of December 31, 2007, 99% of fixed maturity fair values were obtained from quoted market prices and 1% from the internal methods described above. Due to extreme volatility in the fixed maturity markets beginning in late 2007 and throughout 2008, the Company performed additional procedures to ensure fair values obtained as of December 31, 2008 and 2007 were appropriate. The additional procedures were primarily performed on fixed maturities where the fair value obtained was less than 90% of par value which supplemented the Company's routine review of the securities valued between 90% and par. For these securities, the additional procedures performed included: review of price history and ratings, comparison of original projected returns to actual returns, analysis of underlying collateral, and documentation supporting the valuation used. During 2008, the Company also subscribed to a secondary third-party pricing service to ensure security prices recorded were reasonable. For securities that had varying prices over a certain threshold, the Company performed additional research to determine an appropriate price.

     For non-structured fixed maturity securities, the Company recognizes interest income using the interest method without anticipating the impact of prepayments.

     For structured securities, excluding interest-only securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions obtained from an outside service provider or upon analyst review of the underlying collateral and the estimated economic life of the securities. When estimated prepayments differ from the anticipated prepayments, the effective yield is recalculated to reflect actual prepayments to date and anticipated future payments. Any resulting adjustment is included in net investment income.

     Policy loans are carried at the unpaid principal balance.

     Cash and cash equivalents are carried at cost, which approximates fair value. The Company considers all money market funds and commercial paper with original maturity dates of less than three months to be cash equivalents. The Company places its cash and cash equivalents with high quality financial institutions and, at times, these balances may be in excess of the Federal Deposit Insurance Corporation (FDIC) insurance limit.

     REALIZED AND UNREALIZED GAINS AND LOSSES

     Realized and unrealized gains and losses are determined using the specific identification method. The Company regularly reviews each investment in its various asset classes to evaluate the necessity of recording impairment losses for other-than-temporary declines in the fair value. During these reviews, the Company evaluates many factors, including, but not limited to, the length of time and the extent to which the current fair value has been below the cost of the security, specific credit issues such as collateral, financial prospects related to the issuer, the Company's intent and ability to hold the security, and current economic conditions. When the Company determines that an invested asset is other-then-temporarily impaired, the invested asset is written down to fair value and the amount of the impairment is included in net realized gains and losses on the statements of operations. The fair value then becomes the new cost basis of the investment and any subsequent recoveries in fair value are recognized at disposition.

     In January 2009, the Financial Accounting Standards Board (FASB) released FASB Staff Position EITF 99-20-1 (EITF 99-20-1), AMENDMENTS TO THE IMPAIRMENT GUIDANCE OF EITF 99-20. The amended pronouncement removes the exclusive reliance on market participant estimates of future cash flows when determining potential other-than-temporary impairment and allows management to apply its own reasonable judgment in assessing whether an other-than-temporary impairment has occurred. The application of this pronouncement was effective October 1, 2008 and the Company adopted the guidance on a prospective basis.

     Prior to the adoption of the amended guidance in FSP EITF 99-20-1 on October 1, 2008, the Company's accounting policy for debt and equity securities that could be contractually prepaid or otherwise settled in a way that may have limited the Company's ability to fully recover the cost, was to record an other-than-temporary impairment unless the Company had both the ability and intent to hold the investment for a reasonable period of time and the security was expected to recover within a reasonable period of time. For debt securities with beneficial interests, the Company estimated cash flows using market participant estimates over the life of purchased beneficial interests in the securitized financial assets. If the Company's estimated fair value of its beneficial interests was not greater than or equal to its carrying value based on current information and events, and if there had been an adverse change in estimated cash flows since the last revised estimate, considering both timing and amount, the Company recognized an other-than-temporary impairment and recognized the purchased beneficial interest at the then current fair value. Following the adoption of FSP EITF 99-20-1, the Company now considers both internal cash flow estimates as well as available third party information in determining the best estimates of cash flows over the life of purchased beneficial interests in the securitized financial assets.

     For non-structured debt securities, an other-than-temporary impairment is recorded when the Company does not have the ability and intent to hold the security until the forecasted recovery or if it is no longer probable that the Company will recover all amounts due under the contractual terms of the security. For equity securities, an other-than-temporary impairment is recorded when the Company does not have the ability and intent to hold the security until forecasted recovery, or if the forecasted recovery is not within a reasonable period.

     The Company may, from time to time, sell invested assets subsequent to the balance sheet date that were considered temporarily impaired at the balance sheet date for several reasons. The rationale for the change in the Company's ability and intent generally focuses on unforeseen changes in the economic facts and circumstances related to the invested asset subsequent to the balance sheet date, significant unforeseen changes in the Company's liquidity needs, or changes in tax laws or the regulatory environment. The Company had no material sales of invested assets subsequent to the balance sheet dates for either December 31, 2008 or 2007.

     Total other-than-temporary impairments for fixed maturity securities were $1,790,730, $683,870, and $0 for the years ended December 31, 2008, 2007, and 2006, respectively.

     SEPARATE ACCOUNTS

     Separate account assets and liabilities represent segregated funds administered by an unaffiliated asset management firm. These segregated funds are invested by both an unaffiliated asset management firm and an affiliate of the Company for the exclusive benefit of the Company's variable group life insurance policyholders. Assets consist principally of marketable securities and are reported at the fair value of the investments held in the segregated funds. Investment income and gains and losses accrue directly to the policyholders. The activity of the separate accounts is not reflected on the statements of operations except for the fees the Company received, which are assessed on a daily or monthly basis and recognized as revenue when assessed and earned.

     The Company periodically invests money in its separate accounts. At December 31, 2008 and 2007, the fair value of these investments included within equity securities on the balance sheets was $14,928 and $21,754, respectively.

     DEFERRED POLICY ACQUISITION COSTS

     The costs of acquiring new and renewal business, after the effects of reinsurance, which vary with and are primarily related to the production of new and renewal business, are generally deferred to the extent recoverable from future premiums or expected gross profits. Deferrable costs include commissions, underwriting expenses and certain other selling and issue costs. Deferred policy acquisition costs (DAC) are subject to loss recognition and recoverability testing at least annually.

     For group dental, traditional life insurance, accident and health, and group term life insurance products, DAC are amortized with interest over the premium paying period in proportion to the ratio of annual premium revenues to ultimate premium revenues. The ultimate premium revenues are estimated based upon the same assumptions used to calculate the future policy benefits.

     For nontraditional life products and deferred annuities, DAC are amortized with interest over the expected life of the contracts in relation to the present value of estimated gross profits from investment, mortality and expense, and lapse margins. The Company reviews all assumptions used to project estimated gross profits, such as mortality, persistency, expenses, and investment returns and separate account returns, periodically throughout the year. These assumptions reflect the Company's best estimate of future experience.

     Changes in assumptions can have a significant impact on the amount of DAC reported for nontraditional life insurance products and the related amortization patterns. In the event actual experience differs from expected or future assumptions are revised to reflect management's new best estimate, the Company records an increase or decrease in DAC amortization expense, which could be significant. Any resulting impact to financial results from a change in an assumption is included in amortization of deferred policy acquisition costs on the statements of operations.

     DAC are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale as disclosed in note 11. The adjustment represents the changes in amortization that would have been recorded had such unrealized amounts been realized. This adjustment is recorded through other accumulated comprehensive loss on the balance sheets.

     The Company assesses internal replacements on insurance contracts to determine whether such modifications significantly change the contract terms. An internal replacement represents a modification in product benefits, features, rights or coverages that occurs by the exchange of an insurance contract for a new insurance contract, or by amendment, endorsement or rider to a contract, or by the election of a feature or coverage within a contract. If the modification substantially changes the contract, the remaining DAC on the original contract are immediately expensed and any new DAC on the replacement contract are deferred. If the contract modification does not substantially change the contract, DAC amortization on the original contract continues and any new acquisition costs associated with the modification are immediately expensed.

     REINSURANCE

     Insurance liabilities are reported before the effects of ceded reinsurance. Reinsurance recoverable and payables represent amounts due from/to reinsurers for paid and unpaid benefits, expense reimbursements, prepaid premiums and future policy benefits. With the exception of expense reimbursements, these amounts are estimated in a manner consistent with the claim liability associated with the reinsured business. Income and expense accounts on the statements of operations are shown net of reinsurance activity.

     POLICYHOLDER LIABILITIES

     Policy and contract account balances represent the net accumulation of funds associated with nontraditional life insurance products and deferred annuities. Additions to account balances include premiums, deposits and interest credited by the Company. Deductions to account balances include surrenders, withdrawals, benefit payments and charges assessed for the cost of insurance, policy administration and surrenders.

     Future policy and contract benefits are comprised of reserves for traditional life insurance, group dental, group term life insurance, and accident and health contracts. The reserves were calculated using the net level premium method based on assumptions regarding investment yield, mortality, morbidity and withdrawal rates determined at the date of issue, commensurate with the Company's experience.

     Pending policy and contract claims primarily represent amounts estimated for claims incurred but not reported and claims that have been reported but not settled on group dental, group life, and accident and health. Such liabilities are estimated based upon the Company's historical experience and other actuarial assumptions that consider current developments and anticipated trends.

     Other policyholder funds are comprised of provisions for experience rating refunds and advance premium deposits.

     PARTICIPATING BUSINESS

     Dividends on participating policies and other discretionary payments are declared by the Board of Directors based upon actuarial determinations, which take into consideration current mortality, interest earnings, expense factors, and federal income taxes. Dividends are recognized as expenses consistent with the recognition of premiums. At December 31, 2008 and 2007, the total participating business in force was $14,746,000 and $15,033,000, respectively. As a percentage of total life insurance in force, participating business in force represents less than 1% at December 31, 2008 and 2007.

     INCOME TAXES

     The Company files a life/non-life consolidated federal income tax return with Minnesota Mutual Companies, Inc. (Minnesota Mutual), the Company's ultimate parent. The Company utilizes a consolidated approach to the allocation of current taxes, whereby, the tax benefits resulting from any losses by the Company, which would be realized by Minnesota Mutual on a consolidated return, go to the benefit of the Company. Intercompany tax balances are settled annually when the tax return is filed with the Internal Revenue Service (IRS).

     Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to significantly change the provision for federal income taxes recorded in the financial statements. Any such change could significantly affect the amounts reported in the statements of operations. Management has used best estimates to establish reserves based on current facts and circumstances regarding tax exposure items where the ultimate deductibility is open to interpretation. Management evaluates the appropriateness of such reserves based on any new developments specific to their fact patterns. Information considered includes results of completed tax examinations, Technical Advice Memorandums and other rulings issued by the IRS or the tax courts.

     The Company utilizes the asset and liability method of accounting for income tax. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when it is determined that it is more likely than not that the deferred tax asset will not be fully realized. Current income taxes are charged to operations based upon amounts estimated to be payable as a result of taxable operations for the current year.

     RECLASSIFICATION

     Certain 2007 and 2006 financial statement balances have been reclassified to conform to the 2008 presentation.

(3)  RISKS

     The following is a description of the significant risks facing the Company:

     CREDIT AND CASH FLOW ASSUMPTION RISK:

     Credit and cash flow assumption risk is the risk that issuers of securities, or other parties, including reinsurers and derivatives counterparties, default on their contractual obligations or experience adverse changes to the contractual cash flow streams. The Company attempts to minimize the adverse impact of this risk by monitoring portfolio diversification by asset class, creditor, industry, and by complying with investment limitations governed by state insurance laws and regulations as applicable. The Company also considers all relevant objective information available in estimating the cash flows related to structured securities. The Company monitors and manages exposures, determines whether securities are impaired or loans are deemed uncollectible, and takes charges in the period such assessments are made. Following below is a discussion regarding particular asset class concentration of credit risk:

     CONCENTRATION OF CREDIT RISK:

          CASH AND CASH EQUIVALENTS:

          Certain financial instruments, consisting primarily of cash and cash equivalents, potentially subject the Company to concentration of credit risk. The Company places its cash and cash equivalents in investment grade securities and limits the amount of credit exposure with any one institution.

          FINANCIAL INSTRUMENTS:

          Management attempts to limit the concentration of credit risk with respect to fixed maturity securities by diversifying the geographic base and industries of the underlying issuers. This diversity is an integral component of the portfolio management process.

     INTEREST RATE RISK:

     Interest rate risk is the risk that interest rates will change and cause a decrease in the value of an insurer's investments relative to the value of its liabilities. The Company attempts to minimize the adverse impact of this risk by maintaining a diversified portfolio of investments and monitoring cash flow patterns in order to approximately match the expected maturity of its liabilities, by employing disciplined new product development procedures and by offering a wide range of products and by operating throughout the United States.

     LEGAL/REGULATORY RISK:

     Legal or regulatory risk is the risk that changes in the legal or regulatory environment in which an insurer operates will result in increased competition, reduced demand for a company's products, or additional unanticipated expenses in the pricing of a company's products. The Company attempts to minimize the adverse impact of this risk by offering a wide range of products and by operating throughout the United States. The Company specifically monitors its risk toward any one particular product or particular jurisdictions. The Company employs compliance practices that identify and assist in minimizing the adverse impact of this risk.

     MORTALITY RISK:

     Mortality risk is the risk that overall life expectancy assumptions used by the Company in the pricing of its life insurance products prove to be too aggressive (i.e., insureds on average do not live as long as expected). This situation could occur, for example, as a result of pandemics, terrorism, natural disasters, or acts of war. The Company's main strategy to reduce this risk is to limit the concentration of mortality risk through geographical diversification and the purchase of reinsurance.

     RATINGS RISK:

     Ratings risk is the risk that rating agencies change their outlook or rating of the Company, where such change or changes in the Company's underlying business or a combination of both could negatively impact the Company. The Company employs a strategic planning process, disciplined new product procedures, monitors its risk based capital and other capital ratios for adequacy and maintains regular communications with the rating agencies in its efforts to minimize the adverse impact of this risk.

     REINSURANCE RISK:

     Reinsurance risk is the risk that reinsurance companies, where a company has ceded a portion of its underwriting risk, may default on their obligation. The Company has entered into certain reinsurance contracts to cede a portion of its life business. These contracts are generally immaterial to the Company's results of operations. The Company monitors the ratings of reinsurance companies it chooses to cede risk to and follows up on any outstanding balances with reinsurance companies.

(4)  NEW ACCOUNTING PRONOUNCEMENTS

     In January 2009, the FASB issued FSP EITF 99-20-1 which removes the exclusive reliance on market participants estimates of future cash flows and allows management to apply reasonable judgment in assessing whether an other-than-temporary impairment has occurred. The Company adopted the provisions of FSP EITF 99-20-1 on a prospective basis effective October 1, 2008.

     In December 2007, the FASB issued Statement of Financial Accounting Standards No. 141, revised 2007 (FAS 141(R)), BUSINESS COMBINATIONS. FAS 141(R) improves the relevance, representational faithfulness, and comparability of the information that a reporting entity provides about a business combination and its effects. FAS 141(R) retains the fundamental requirements in FAS 141, BUSINESS COMBINATIONS, that the acquisition method of accounting be used for all business combinations and for an acquirer to be identified for each business combination. The application of FAS 141(R) is required for business combinations in which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after December 15, 2008, with early adoption prohibited. The Company expects no material impact to its results of operations or financial position due to the adoption of FAS 141(R).

     In February 2007, the FASB issued Statement of Financial Accounting Standards No. 159 (FAS 159), THE FAIR VALUE OPTION FOR FINANCIAL ASSETS AND FINANCIAL LIABILITIES, INCLUDING AN AMENDMENT OF FASB STATEMENT NO. 115. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. The objective is to improve financial reporting by providing entities with the opportunity to mitigate volatility in reported earnings caused by measuring related assets and liabilities differently without having to apply complex hedge accounting provisions. The application of FAS 159 is required for fiscal years beginning after November 15, 2007. The adoption of FAS 159 did not impact the Company's financial statements as no items were elected for measurement at fair value upon initial adoption. The Company will continue to evaluate eligible financial assets and liabilities on their election dates. Any future elections will be disclosed in accordance with the provision outlined within FAS 159.

     In September 2006, the FASB released Statement of Financial Accounting Standards No. 157 (FAS 157), FAIR VALUE MEASUREMENTS. FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures regarding fair value measurements. The application of FAS 157 was initially required for fiscal years beginning after November 15, 2007. During February 2008, the FASB issued FASB Staff Position No. FAS 157-2, EFFECTIVE DATE OF FASB STATEMENT NO. 157, which delayed the effective date of FAS 157 until fiscal years beginning after November 15, 2008 for nonfinancial assets and nonfinancial liabilities, except for items that are recognized or disclosed at fair value in the financial statements on a recurring basis. During October 2008, the FASB issued FSP FAS 157-3, DETERMINING THE FAIR VALUE OF A FINANCIAL ASSET WHEN THE MARKET FOR THAT ASSET IS NOT ACTIVE, effective upon issuance clarified the application of FAS 157 in an inactive market, including: how internal assumptions should be considered when measuring fair value, how observable market information that is not active should be considered and how the use of market quotes should be used when assessing observable and unobservable data. There was no material impact to the Company's financial statements, other than disclosures, as a result of the adoption of FAS 157 and its related FSP's in 2008.

     In September 2006, the U.S. Securities and Exchange Commission (SEC) issued Staff Accounting Bulletin (SAB) No. 108 (SAB 108), CONSIDERING THE EFFECTS OF PRIOR YEAR MISSTATEMENTS WHEN QUANTIFYING MISSTATEMENTS IN CURRENT YEAR FINANCIAL STATEMENTS. SAB 108 addresses quantifying the financial statement effects of misstatements, specifically, how the effects of prior year uncorrected errors must be considered in quantifying misstatements in the current year financial statements. SAB 108 does not change the SEC staff's previous positions in SAB No. 99, MATERIALITY, regarding qualitative considerations in assessing the materiality of misstatements. SAB 108 is effective for fiscal years ending after November 15, 2006. Any material errors in existence at the beginning of the fiscal year ending after November 15, 2006, may be corrected through a one-time cumulative effect adjustment to beginning of year retained earnings. There was no material impact to the Company's results of operations or financial position due to the adoption of SAB 108 in 2006.

     In June 2006, the FASB issued Interpretation No. 48, ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES - AN INTERPRETATION OF FASB STATEMENT NO. 109, ACCOUNTING FOR INCOME TAXES (FIN 48). FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements in accordance with FASB Statement No. 109, ACCOUNTING FOR INCOME TAXES. FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, disclosure and transition. The application of FIN 48 is required for fiscal years beginning after December 15, 2006. There was no material impact to the Company's results of operations or financial position due to the adoption of FIN 48.

     In November 2005, the FASB issued FASB Staff Position (FSP) FAS 115-1 and 124-1, THE MEANING OF OTHER-THAN-TEMPORARY IMPAIRMENT AND ITS APPLICATION TO CERTAIN INVESTMENTS, which addresses the determination as to when an investment is considered impaired, whether that impairment is other-than-temporary, and the measurement of an impairment loss. This staff position also includes accounting considerations subsequent to the recognition of an other-than-temporary impairment and requires certain disclosures regarding unrealized losses that have not been recognized as other-than-temporary impairments. The Company's other-than-temporary policy was not impacted by the adoption of this staff position as the Company's policy was already consistent with the resulting guidance.

     In September 2005, AcSEC of the AICPA issued Statement of Position 05-1 (SOP 05-1), ACCOUNTING BY INSURANCE ENTERPRISES FOR DEFERRED ACQUISITION COSTS IN CONNECTION WITH MODIFICATIONS OR EXCHANGES OF INSURANCE CONTRACTS. This statement provides guidance on accounting for DAC on internal replacements and investment contracts other than those specifically described by FASB Statement No. 97, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN LONG-DURATION CONTRACTS AND FOR REALIZED GAINS AND LOSSES FROM THE SALE OF INVESTMENTS. This statement was effective for internal replacements occurring in fiscal years beginning after December 15, 2006. The Company adopted SOP 05-1 effective January 1, 2007 which resulted in a cumulative effect adjustment to decrease retained earnings by $2,244, net of taxes and decrease accumulated other comprehensive loss by $25, net of taxes.

     In May 2005, the FASB issued Statement of Financial Accounting Standards No. 154 (FAS 154), ACCOUNTING CHANGES AND ERROR CORRECTIONS, A REPLACEMENT OF APB OPINION NO. 20 AND FASB STATEMENT NO. 3. This document establishes retrospective application for a change in accounting principle, if practicable, unless specifically addressed in transition guidance within an accounting pronouncement. The document also provides guidance for determining whether retroactive treatment is impracticable. In addition the document addresses reporting of a correction of an error and restating previously issued financial statements. FAS 154 was effective for accounting changes and corrections of errors made in fiscal years beginning after December 15, 2005. The adoption of FAS 154 on January 1, 2006, did not have a material impact on the results of operations or financial position of the Company.

     In December 2004, the FASB issued Statement of Financial Accounting Standards No. 153 (FAS 153), EXCHANGE OF NONMONETARY ASSETS, AN AMENDMENT OF APB OPINION NO. 29 (APB 29), which eliminates the exception in APB 29 for nonmonetary exchanges of similar productive assets and replaces it with a general exception for exchanges of nonmonetary assets that do not have commercial substance. This guidance is effective for nonmonetary asset exchanges occurring in fiscal periods beginning after June 15, 2005. The adoption of FAS 153 on January 1, 2006, did not have a material impact on the results of operations or financial position of the Company.

(5)  FAIR VALUE OF FINANCIAL INSTRUMENTS

     The fair value of the Company's financial assets and financial liabilities has been determined using available market information as of December 31, 2008 and 2007. Although the Company is not aware of any factors that would significantly affect the fair value of financial assets and financial liabilities, such amounts have not been comprehensively revalued since those dates. Therefore, estimates of fair value subsequent to the valuation dates may differ significantly from the amounts presented herein. Considerable judgment is required to interpret market data to develop the estimates of fair value. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

     FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE

     As described in note 4, the Company adopted FAS 157 effective January 1, 2008 for its financial assets and financial liabilities that are measured at fair value. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.

     FAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability (exit price) in an orderly transaction between market participants at the measurement date. In determining fair value, the company primarily uses the market approach which utilizes process and other relevant information generated by market transactions involving identical or comparable assets or liabilities. To a lesser extent, the Company also uses the income approach which uses discounted cash flows to determine fair value. When applying either approach, the Company maximizes the use of observable inputs and minimizes the use of unobservable inputs.

     Observable inputs reflect the assumptions market participants would use in valuing a financial instrument based on market data obtained from sources independent of the Company. Unobservable inputs reflect the Company's estimates about the assumptions market participants would use in valuing financial assets and financial liabilities based on the best information available in the circumstances.

     Under FAS 157, the Company is required to categorize its financial assets and financial liabilities recorded in the balance sheets according to a three-level hierarchy. A level is assigned to each financial asset and financial liability based on the lowest level input that is significant to the fair value measurement in its entirety. The levels of fair value hierarchy are as follows:

     Level 1 - Unadjusted quoted prices for identical assets or liabilities in an active market. The types of assets and liabilities utilizing Level 1 valuations generally include U.S. Treasury securities, money-market funds, investments in mutual funds with quoted market prices, and separate account assets.

     Level 2 - Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities. The types of assets and liabilities utilizing Level 2 valuations generally include U.S. Government securities not backed by the full faith and credit of the government, publicly traded corporate bonds, structured notes, municipal bonds, mortgage and asset-backed securities.

     Level 3 - Prices or valuations that require significant unobservable inputs. The types of assets and liabilities utilizing Level 3 valuations generally include certain mortgage and asset backed securities and certain privately placed corporate bonds.

     The Company uses prices and inputs that are current as of the measurement date. In periods of market disruption, the ability to observe prices and inputs may be reduced, which could cause an asset or liability to be reclassified to a lower level.

     Refer to note 2 for additional information on techniques used to measure fair value and any changes in those techniques during 2008.

     The following table summarizes the Company's financial assets measured at fair value on a recurring basis as of December 31, 2008:

                                                  LEVEL 1        LEVEL 2      LEVEL 3       TOTAL
                                                -----------   ------------   --------   ------------
Fixed maturity securities, available for sale   $ 5,971,083   $113,704,245   $318,168   $119,993,496
Equity securities, available for sale                14,928             --         --         14,928
                                                -----------   ------------   --------   ------------
   Total investments                              5,986,011    113,705,245    318,168    120,008,424
Cash equivalents                                  5,182,223        449,965         --      5,632,188
Separate account assets (1)                         197,563             --         --        197,563
                                                -----------   ------------   --------   ------------
   Total financial assets                       $11,365,797   $114,154,210   $318,168   $125,838,175
                                                ===========   ============   ========   ============

(1) Separate account liabilities are set equal to their fair value of separate account assets as prescribed by AICPA Statement of Position 03-1, ACCOUNTING BY INSURANCE ENTERPRISES FOR DEFERRED ACQUISITIONS COSTS IN CONNECTION WITH MODIFICATIONS ON EXCHANGES OF INSURANCE CONTRACTS.

     The following table provides a summary of changes in fair value of Level 3 financial assets held at fair value on a recurring basis during the year ended December 31, 2008:

                                                               FIXED MATURITY
                                                                 SECURITIES,
                                                             AVAILABLE FOR SALE
                                                             ------------------
Balance as of January 1, 2008                                      $337,723
Total realized and unrealized gains (losses) included in:
   Net income (1)                                                        --
   Other comprehensive loss                                          (3,305)
Purchases, sales and settlements, net                               (16,250)
                                                                   --------
      Balance as of December 31, 2008                              $318,168
                                                                   ========
Changes in unrealized gain (losses) included in net income
   related to assets held at December 31, 2008                           --

(1) The amounts included in this row are reported in net realized investment gains (losses) on the statement of operations.

     The Company did not have any financial liabilities that would be required to be measured at fair value as of December 31, 2008.

     The Company did not have any assets or liabilities reported in fair value on a nonrecurring basis required to be disclosed under FAS 157.

     FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT OTHER THAN FAIR
     VALUE

     The Company uses various methods and assumptions to estimate the fair value of financial assets and financial liabilities that are not carried at fair value on the balance sheets.

     The carrying amounts for policy loans approximate the assets' fair values.

     The fair values of deferred annuities, which have guaranteed interest rates and surrender charges, are estimated to be the amount payable on demand as of December 31, 2008 and 2007 as those investment contracts have no defined maturity, are similar to a deposit liability and are based on the current interest rate environment relative to the guaranteed interest rates. The amount payable on demand equates to the account balance less applicable surrender charges. Contracts without guaranteed interest rates and surrender charges have fair values equal to their accumulation values plus applicable market value adjustments.

     The fair values of supplementary contracts without life contingencies are calculated using discounted cash flows, based on interest rates currently offered for similar products with maturities consistent with those remaining for the contracts being valued.

     The carrying amounts and fair values of the Company's financial instruments, which were classified as assets as of December 31, were as follows:

                       2008                 2007
                ------------------   ------------------
                CARRYING     FAIR    CARRYING     FAIR
                 AMOUNT     VALUE     AMOUNT     VALUE
                --------   -------   --------   -------
Policy loans    $89,902    $89,902   $74,336    $74,336

     The carrying amounts and fair values of the Company's financial instruments, which were classified as liabilities as of December 31, were as follows:

                                          2008                 2007
                                  -------------------   ------------------
                                  CARRYING      FAIR    CARRYING     FAIR
                                   AMOUNT      VALUE     AMOUNT     VALUE
                                  --------   --------   --------   -------
Deferred annuities                $ 69,537   $ 69,537    $69,537   $69,537
Supplementary contracts without
   life contingencies              196,000    196,000         --        --

(6)  Investments

     Net investment income for the years ended December 31 was as follows:

                                2008         2007         2006
                             ----------   ----------   ----------
Fixed maturity securities    $7,408,897   $6,832,077   $5,260,381
Policy loans                      7,379        3,445        4,798
Cash equivalents                 88,352      239,459      815,162
                             ----------   ----------   ----------
   Gross investment income    7,504,628    7,074,981    6,080,341
Investment expenses             337,791      317,675      264,124
                             ----------   ----------   ----------
      Total                  $7,166,837   $6,757,306   $5,816,217
                             ==========   ==========   ==========

     Net realized investment losses for the years ended December 31 were as follows:

                                2008         2007        2006
                            -----------   ---------   ---------
Fixed maturity securities   $(3,481,830)  $(981,247)  $(169,854)

     Gross realized gains (losses) on sales and impairments of fixed maturity securities for the years ended December 31 were as follows:

                                2008         2007        2006
                            -----------   ---------   ---------
Gross realized gains        $   353,691   $  10,225   $      --
Gross realized losses        (3,835,520)   (991,472)   (169,854)

     The amortized cost and fair value of investments in fixed maturity and marketable equity securities by type of investment were as follows:

                                                           GROSS UNREALIZED
                                          AMORTIZED    ------------------------       FAIR
DECEMBER 31, 2008                           COST          GAINS        LOSSES         VALUE
-------------------------------------   ------------   ----------   -----------   ------------
U.S. government                         $  5,042,235   $  928,848   $        --   $  5,971,083
Agencies not backed by the full faith
   and credit of the U.S. government         699,630        9,171            --        708,801
Corporate securities                      93,439,450      801,903     8,822,212     85,419,141
Asset-backed securities                    4,535,035           --       497,460      4,037,575
Mortgage-backed securities                27,419,585      537,327     4,100,016     23,856,896
                                        ------------   ----------   -----------   ------------
   Total fixed maturities                131,135,935    2,277,249    13,419,688    119,993,496
Equity securities - unaffiliated              20,000           --         5,072         14,928
                                        ------------   ----------   -----------   ------------
       Total                            $131,155,935   $2,277,249   $13,424,760   $120,008,424
                                        ============   ==========   ===========   ============

                                                           GROSS UNREALIZED
                                          AMORTIZED    -----------------------       FAIR
DECEMBER 31, 2007                           COST          GAINS       LOSSES         VALUE
-------------------------------------   ------------   ----------   ----------   ------------
U.S. government                         $  5,337,097   $  324,918   $      565   $  5,661,450
Agencies not backed by the full faith
   and credit of the U.S. government       2,732,204       82,737           --      2,814,941
Corporate securities                      88,992,546      888,321    1,441,609     88,439,258
Asset-backed securities                    5,564,719       42,826           --      5,607,545
Mortgage-backed securities                30,234,512      242,694      151,322     30,325,884
                                        ------------   ----------   ----------   ------------
      Total fixed maturities             132,861,078    1,581,496    1,593,496    132,849,078
Equity securities - unaffiliated              20,000        1,754           --         21,754
                                        ------------   ----------   ----------   ------------
      Total                             $132,881,078   $1,583,250   $1,593,496   $132,870,832
                                        ============   ==========   ==========   ============

     The amortized cost and estimated fair value of fixed maturity securities at December 31, 2008, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                           AMORTIZED        FAIR
                                             COST           VALUE
                                         ------------   ------------
Due in one year or less                  $  8,151,048   $  8,158,527
Due after one year through five years      43,050,352     41,705,685
Due after five years through ten years     50,516,978     44,510,905
Due after ten years                         1,997,972      1,761,483
Mortgage-backed securities                 27,419,585     23,856,896
                                         ------------   ------------
   Total                                 $131,135,935   $119,993,496
                                         ============   ============

     The Company had certain investments with a reported fair value lower than the cost of the investment as follows:

                                                                   UNREALIZED
DECEMBER 31, 2008                       FAIR VALUE       COST        LOSSES
------------------------------------   -----------   -----------   ----------
Corporate securities
   Less than 12 months                 $51,686,365   $57,340,874   $5,654,509
   12 months and greater                 7,265,993    10,433,696    3,167,703
Mortgage and asset-backed securities
   Less than 12 months                  12,819,245    15,010,558    2,191,313
   12 months and greater                 3,620,423     6,026,586    2,406,163
Equity securities - unaffiliated
   Less than 12 months                      14,928        20,000        5,072
   12 months and greater                        --            --           --

                                                                   UNREALIZED
DECEMBER 31, 2007                       FAIR VALUE       COST        LOSSES
------------------------------------   -----------   -----------   ----------
U.S. government securities
   Less than 12 months                 $   499,765   $   500,330   $      565
   12 months and greater                        --            --           --
Corporate securities
   Less than 12 months                  29,249,482    30,490,192    1,240,710
   12 months and greater                 5,714,219     5,915,118      200,899
Mortgage and asset-backed securities
   Less than 12 months                   6,065,365     6,109,386       44,021
   12 months and greater                 4,418,187     4,525,488      107,301

     Unrealized losses on fixed maturities were primarily concentrated in corporate bonds and structured asset and mortgage-backed securities. The increase in unrealized losses was primarily the result of widening credit spreads and poor U.S. economic conditions. Based upon the valuation of these securities in accordance with the Company's accounting policies outlined in note 2, and the ability and intent of the Company to hold the securities until recovery of carrying value, management has determined that these securities are not other-than-temporarily impaired as of December 31, 2008.

     At December 31, 2008 and 2007, fixed maturity securities with a carrying value of $5,862,509 and $5,259,884, respectively, were on deposit with various regulatory authorities as required by law.

(7)  INCOME TAXES

     Income tax expense varies from the amount computed by applying the federal income tax rate of 35% to income from operations before taxes. The significant components of this difference were as follows:

                                                         2008         2007         2006
                                                      ----------   ----------   ----------
Computed tax expense                                  $1,726,278   $2,309,057   $1,620,282
Difference between computed and actual tax expense:
   Assumption reinsurance                                     --      138,901           --
   Expense adjustments and other                             120           (1)          (1)
                                                      ----------   ----------   ----------
      Total tax expense                               $1,726,398   $2,447,957   $1,620,281
                                                      ==========   ==========   ==========

     The tax effects of temporary differences that give rise to the Company's net deferred federal tax asset were as follows:

                                              2008         2007
                                           ----------   ----------
Deferred tax assets:
   Policyholder dividends                  $  126,161   $   73,348
   Tax deferred policy acquisition costs      243,094      172,862
   Ceding commissions                         721,243      802,223
   Net unrealized capital losses            3,901,628        3,586
   Net realized capital losses                669,327      171,787
   Other                                       35,824       32,539
                                           ----------   ----------
      Gross deferred tax assets             5,697,277    1,256,345
                                           ----------   ----------
Deferred tax liabilities:
   Policyholder liabilities                    59,573      160,443
   Deferred policy acquisition costs          585,051      603,060
   Premiums                                   254,270      268,489
   Basis difference on investments            213,453      196,479
   Other                                        7,757        4,980
                                           ----------   ----------
      Gross deferred tax liabilities        1,120,104    1,233,451
                                           ----------   ----------
         Net deferred tax asset            $4,577,173   $   22,894
                                           ==========   ==========

     A valuation allowance for both operating and capital deferred tax assets was not considered necessary as of December 31, 2008 and 2007 because the Company believes that it is more likely than not that the deferred tax assets will be realized through future reversals of existing taxable temporary differences and future taxable income of the appropriate character.

     Income taxes paid for the years ended December 31, 2008, 2007, and 2006, were $3,463,315, $2,092,959 and $1,436,373, respectively.

     There was no unrecognized tax benefit for the years ending December 31, 2008 and 2007.

     Upon adoption of FIN 48 on January 1, 2007, the Company classifies all interest and penalties related to tax uncertainties as income tax expense. Prior to adoption, interest was classified as general operating expense. There were no accrued interest or penalties recorded as of December 31, 2008.

     At December 31, 2008, there were no positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change within 12 months of the reporting date.

     In December 2006, the Internal Revenue Service (IRS) completed their audit of the consolidated federal income tax returns for Minnesota Mutual Companies, Inc. and Subsidiaries for the years 2003 and 2004, with no proposed adjustments affecting the Company. In May 2007, the audit was re-opened by the Congressional Joint Committee on Taxation for a specific industry-wide issue. This examination was completed in June 2008, with one disputed issue taken to the IRS Office of Appeals; the issue does not affect the Company. The consolidated tax returns for 2005, 2006 and 2007 are currently under examination by the IRS. The Company believes that any additional taxes refunded or assessed as a result of this examination will not have a material effect on its financial position.

(8) LIABILITY FOR UNPAID ACCIDENT AND HEALTH CLAIMS, AND CLAIM AND LOSS ADJUSTMENT EXPENSES

     Activity in the liability for unpaid accident and health claims, and claim and loss adjustment expenses which primarily represents estimated claims incurred but not reported on group dental business is summarized as follows:

                                       2008          2007          2006
                                   -----------   -----------   -----------
Balance at January 1               $ 2,247,791   $ 1,451,800   $   850,000
   Less: reinsurance recoverable            --            --            --
                                   -----------   -----------   -----------
Net balance at January 1             2,247,791     1,451,800        50,000
                                   -----------   -----------   -----------
Incurred related to:
   Current year                     23,029,772    21,855,915    16,116,609
   Prior years                        (261,256)     (345,412)     (117,995)
                                   -----------   -----------   -----------
Total incurred                      22,768,516    21,510,503    15,998,614
                                   -----------   -----------   -----------
Paid related to:
   Current year                     21,394,799    20,393,851    14,664,809
   Prior years                       1,403,949     1,316,353       732,005
                                   -----------   -----------   -----------
Total paid                          22,798,748    21,710,204    15,396,814
Reinsurance assumed                         --       995,692            --
Net balance at December 31           2,217,559     2,247,791     1,451,800
   Plus: reinsurance recoverable            --            --            --
                                   -----------   -----------   -----------
Balance at December 31             $ 2,217,559   $ 2,247,791   $ 1,451,800
                                   ===========   ===========   ===========

     In addition to pending policy and contract claims, this table reflects disabled life reserves that are included in future policy and contract benefits on the balance sheets.

     As a result of changes in estimates of claims incurred in prior years, the accident and health claims and claim adjustment expenses incurred decreased by $261,256, $345,412, and $117,995 in 2008, 2007, and 2006, respectively.
     These changes in estimates are the result of normal reserve development inherent in the uncertainty of establishing the liability for unpaid accident and health claims, and claim and loss adjustment expenses.

(9)  REINSURANCE

     In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance companies. To the extent that a reinsurer is unable to meet its obligation under the reinsurance agreement, the Company remains liable. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. Allowances are established for amounts deemed to be uncollectible.

     The Company's financial statements reflect the effects of assumed and ceded reinsurance transactions. Assumed reinsurance refers to the acceptance of certain insurance risks that other insurance companies have underwritten. Ceded reinsurance involves transferring certain insurance risks, along with the related written and earned premiums, the Company has underwritten to other insurance companies who agree to share these risks. The primary purpose of ceded reinsurance is to protect the Company from potential losses in excess of the amount it is prepared to accept.

     Reinsurance is accounted for over the lives of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

     The effect of reinsurance on premiums for the years ended December 31 was as follows:

                          2008          2007          2006
                      -----------   -----------   -----------
Direct premiums       $37,692,301   $35,124,299   $20,953,509
Reinsurance assumed       166,425            --            --
Reinsurance ceded      (1,020,750)     (598,915)     (123,424)
                      -----------   -----------   -----------
   Net premiums       $36,837,976   $34,525,384   $20,830,085
                      ===========   ===========   ===========

     Reinsurance recoveries on ceded reinsurance contracts included in policyholder benefits on the statements of operations was $1,493,887, $351,599 and $0 for 2008, 2007, and 2006 respectively.

     On June 30, 2007, the Company completed an assumption reinsurance agreement with Northstar. On July 1, 2007, Northstar was subsequently sold to Fort Dearborn Life Insurance Company. The policies and contracts remaining after the sale of Northstar were 100% reinsured to the Company through a coinsurance agreement. The business assumed was a block of group life, group accident and health, credit life, and credit accident and health business. The Company paid a ceding commission in the amount of $1,617,000 for the purchase of covered business as defined in the assumption agreement. The ceding commission of $1,617,000 was capitalized and is included within deferred policy acquisition costs on the balance sheets. In addition, the Company assumed the net liabilities outlined in the assumption agreement related to the covered business and received cash equal to these liabilities.

     The Company entered into an agreement with Patriot Mutual Insurance Company (Patriot) on November 1, 2006 to acquire a block of small employer group dental business. These group employers are located in Maine, New Hampshire, and Vermont. The business was assumed by the Company via an assumption reinsurance agreement. The Company paid a ceding commission of $320,000 in exchange for the liability transfer. The entire ceding commission was capitalized and included within the deferred policy acquisition costs on the balance sheet. The Company recorded amortization on the capitalized ceding commission of $0, $302,222 and $17,778 in 2008, 2007 and 2006,
     respectively.

     Also as part of the Patriot acquisition, the Company entered into an administrative services contract for a small block of accident and health plans. The Company recorded the administrative activity on its balance sheets and recognized administrative fees of $80,505, $63,081 and $7,753 in 2008, 2007 and 2006, respectively, as other income on its statements of operations.

(10) RELATED PARTY TRANSACTIONS

     The Company has an agreement with Minnesota Life, where Minnesota Life processes premiums and claims on behalf of the Company. These amounts are settled quarterly on a net basis. The Company also has agreements with Minnesota Life and Securian Financial Group, Inc., (SFG) for expenses including charges for occupancy costs, data processing, compensation and benefits, advertising and promotion, and other administrative expenses, which Minnesota Life and SFG incur on behalf of the Company. As of December 31, 2008, the Company reported $82,414 as amounts due to SFG, and $301,066 as net amounts due to Minnesota Life. As of December 31, 2007, the Company reported $39,299 as amounts due to SFG, and $232,259 as net amounts due to Minnesota Life. The amount of expenses incurred by the Company related to these agreements for the years ended December 31, 2008, 2007, and 2006 were $1,692,188, $1,201,432, and $726,658, respectively.

     The Company has an agreement with an affiliate, Advantus Capital Management, Inc (Advantus) for advisory services performed in managing the Company's general account asset portfolios. Amounts paid under this advisory agreement were $332,661, $311,395 and $258,632 in 2008, 2007 and
     2006 respectively.

(11) OTHER COMPREHENSIVE LOSS

     Comprehensive loss is defined as any change in stockholder's equity originating from non-owner transactions. The Company has identified those changes as being comprised of net income and unrealized gains (losses) on securities and related adjustments.

     The components of other comprehensive loss and related tax effects, other than net income, are illustrated below:

                                                         2008            2007          2006
                                                     ------------    -----------    ---------
Other comprehensive loss before tax:
   Unrealized losses on securities                   $(14,619,096)   $(1,055,172)   $(205,646)
      Reclassification adjustment for losses
         included in net income                         3,481,831        981,247      169,854
   Adjustment to deferred policy acquisition costs         70,602        (14,779)      (5,828)
   Adjustment to unearned policy and contract fees        (13,199)         3,067        1,209
                                                     ------------    -----------    ---------
                                                      (11,079,862)       (85,637)     (40,411)
   Income tax benefit related to items of other
      comprehensive loss                                3,877,953         29,973       14,142
                                                     ------------    -----------    ---------
   Other comprehensive loss, net of tax              $ (7,201,909)   $   (55,664)   $ (26,269)
                                                     ============    ===========    =========

     The components of other accumulated other comprehensive loss and related tax effects at December 31 were as follows:

                                                      2008            2007
                                                  ------------    -----------
Gross unrealized gains                            $  2,277,249    $ 1,583,250
Gross unrealized losses                            (13,424,760)    (1,593,496)
Adjustment to deferred policy acquisition costs         66,046         (4,556)
Adjustment to unearned policy and contract fees        (12,243)           956
                                                  ------------    -----------
                                                   (11,093,708)       (13,846)
Deferred federal income tax benefit                  3,882,797          4,844
                                                  ------------    -----------
   Net accumulated other comprehensive loss       $ (7,210,911)   $    (9,002)
                                                  ============    ===========

(12) STOCK DIVIDENDS AND CAPITAL CONTRIBUTIONS

     Dividend payments by the Company to its parent cannot exceed the greater of 10% of statutory capital and surplus or the statutory net gain from operations as of the preceding year-end, as well as the timing and amount of dividends paid in the preceding 12 months, without prior approval from the Minnesota Department of Commerce. Based on these limitations and 2008 statutory results, the maximum amount available for the payment of dividends during 2009 by the Company without prior regulatory approval is $12,196,717 after January 1, 2009.

     Other than noted above, there are no restrictions placed on the Company's surplus, including for whom the surplus is being held.

     On January 3, 2006, a $400,000 capital contribution was made in the form of cash from Minnesota Life. The capital contribution was required as part of a filing for the Company to be authorized to sell business in the state of New York.

(13) COMMITMENTS AND CONTINGENCIES

     The Company is involved in various pending or threatened legal proceedings arising out of the normal course of business. In the opinion of management, the ultimate resolution of such litigation will likely not have a material adverse effect on consolidated operations or the financial position of the Company.

     The Company is contingently liable under state regulatory requirements for possible assessments pertaining to future insolvencies and impairments of unaffiliated insurance companies. The Company records a liability for future guaranty fund assessments based upon known insolvencies, according to data received from the National Organization of Life and Health Insurance Guaranty Association. At December 31, 2008 and 2007 the amount was immaterial to the financial statements. An asset is recorded for the amount of guaranty fund assessments paid, which can be recovered through future premium tax credits. This asset was also immaterial to the December 31, 2008 and 2007 financial statements. These assets are being amortized over a five-year period.

     In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance companies (reinsurers). To the extent that a reinsurer is unable to meet its obligations under the reinsurance agreement, the Company remains liable. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. Allowances are established for amounts deemed uncollectible.

(14) STATUTORY ACCOUNTING PRACTICES

     The Company is domiciled in the state of Minnesota and prepares statutory financial statements in accordance with the accounting practices prescribed or permitted by the insurance departments of the state of domicile. Prescribed statutory accounting practices are those practices that are incorporated directly or by reference in state laws, regulations and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory account practices include practices not prescribed by the domiciliary state, but allowed by the domiciliary state regulatory authority. The Company has no material statutory accounting practices that differ from those of the state of domicile or the National Association of Insurance Commissioners accounting practices. See note 12 for discussion of statutory dividend limitations.

     The Company is required to meet certain minimum risk-based capital (RBC) requirements, which are imposed by the respective state of domicile. The formulas within the RBC calculation were developed by the NAIC. The RBC requirements were designed to monitor capital adequacy and to raise the level of protection for policyholders. Companies that have an RBC ratio below certain trigger points are required to take specified corrective action. The Company exceeded the minimum RBC requirements for the years ended December 31, 2008, 2007 and 2006.

     The Company is required to file financial statements with state and foreign regulatory authorities. The accounting principles used to prepare these statutory financial statements follow prescribed and permitted accounting principles, which differ from GAAP. On a statutory accounting basis, the Company reported net income of $3,883,019, $2,322,655, and $3,044,172 in
     2008, 2007 and 2006, respectively. Statutory surplus of these operations was $121,967,170 and $118,949,830 as of December 31, 2008 and 2007,
     respectively.

                         SECURIAN LIFE INSURANCE COMPANY
 SCHEDULE I - SUMMARY OF INVESTMENTS - OTHER THAN INVESTMENTS IN RELATED PARTIES
                                DECEMBER 31, 2008

                                                                                  AS SHOWN
                                                                  FAIR             ON THE
TYPE OF INVESTMENT                               COST (2)         VALUE      BALANCE SHEET (1)
                                               ------------   ------------   -----------------
Fixed maturity securities:
   U.S. government                             $  5,042,235   $  5,971,083      $  5,971,083
   Agencies not backed by the full faith and
      credit of the U.S. government                 699,630        708,801           708,801
   Corporate securities                          93,439,450     85,419,141        85,419,141
   Asset-backed securities                        4,535,035      4,037,575         4,037,575
   Mortgage-backed securities                    27,419,585     23,856,896        23,856,896
                                               ------------   ------------      ------------
      Total fixed maturity securities           131,135,935    119,993,496       119,993,496
   Equity securities - unaffiliated                  20,000         14,928            14,928
   Policy loans                                      89,902         89,902            89,902
                                               ------------   ------------      ------------
Total investments                              $131,245,837   $120,098,326      $120,098,326
                                               ============   ============      ============

(1)  Fair value for fixed maturity securities classified as available-for-sale.

(2) Original cost reduced by repayments and impairment write-downs and adjusted for amortization of premiums and accrual of discounts for fixed maturity securities.

See accompanying report of independent registered public accounting firm.

                         SECURIAN LIFE INSURANCE COMPANY
               Schedule III - Supplementary Insurance Information

                                             AS OF DECEMBER 31,
                         ----------------------------------------------------------
                                        FUTURE POLICY
                           DEFERRED       BENEFITS                     OTHER POLICY
                            POLICY     LOSSES, CLAIMS                   CLAIMS AND
                         ACQUISITION   AND SETTLEMENT     UNEARNED       BENEFITS
       SEGMENT              COSTS       EXPENSES (1)    PREMIUMS (2)      PAYABLE
----------------------   -----------   --------------   ------------   ------------
2008:
   Life insurance         $1,006,162     $10,471,097      $880,981      $1,558,884
   Accident and
      health insurance       704,031         894,204        79,063       1,572,101
   Annuity                        --         128,500            --              --
                          ----------     -----------      --------      ----------
                          $1,710,193     $11,493,801      $960,044      $3,130,985
                          ==========     ===========      ========      ==========
2007:
   Life insurance         $1,018,488     $ 9,887,859      $867,905      $1,402,774
   Accident and
      health insurance       729,985       1,219,605        75,997       1,296,303
   Annuity                        --         125,972            --              --
                          ----------     -----------      --------      ----------
                          $1,748,473     $11,233,436      $943,902      $2,699,077
                          ==========     ===========      ========      ==========
2006:
   Life insurance         $  195,514     $ 1,478,479      $ 44,357      $  500,087
   Accident and
      health insurance       302,223              --         1,674       1,451,800
   Annuity                        --         147,930            --              --
                          ----------     -----------      --------      ----------
                          $  497,737     $ 1,626,409      $ 46,031      $1,951,887
                          ==========     ===========      ========      ==========

                                                    FOR THE YEARS ENDED DECEMBER 31,
                         -------------------------------------------------------------------------------------
                                                                      AMORTIZATION
                                                        BENEFITS,      OF DEFERRED
                                           NET       CLAIMS, LOSSES       POLICY        OTHER
                           PREMIUM     INVESTMENT    AND SETTLEMENT    ACQUISITION    OPERATING     PREMIUMS
       SEGMENT           REVENUE (3)     INCOME       EXPENSES (5)        COSTS        EXPENSES    WRITTEN (4)
----------------------   -----------   ----------   ---------------   ------------   -----------   -----------
2008:
   Life insurance        $ 8,038,850   $6,643,926     $ 5,618,987       $186,725     $ 1,626,788      $--
   Accident and
      health insurance    31,701,862      509,149      22,765,520         93,738       8,556,078       --
   Annuity                        --       13,762          15,422             --          17,267       --
                         -----------   ----------     -----------       --------     -----------      ---
                         $39,740,712   $7,166,837     $28,399,929       $280,463     $10,200,133      $--
                         ===========   ==========     ===========       ========     ===========      ===
2007:
   Life insurance        $ 6,654,013   $6,235,069     $ 5,528,762       $210,990     $ 1,826,093      $--
   Accident and
      health insurance    30,712,027      510,275      20,835,848        435,076       9,866,787       --
   Annuity                        --       11,962          (8,545)            --           3,024       --
                         -----------   ----------     -----------       --------     -----------      ---
                         $37,366,040   $6,757,306     $26,356,065       $646,066     $11,695,904      $--
                         ===========   ==========     ===========       ========     ===========      ===
2006:
   Life insurance        $   511,601   $   61,142     $   643,176       $ 18,093     $   304,482      $--
   Accident and
      health insurance    20,718,201    5,741,827      15,998,615         17,778       5,631,863       --
   Annuity                    19,816       13,248          28,810             --           2,786       --
                         -----------   ----------     -----------       --------     -----------      ---
                         $21,249,618   $5,816,217     $16,670,601       $ 35,871     $ 5,939,131      $--
                         ===========   ==========     ===========       ========     ===========      ===

(1)  Includes policy and contract account balances

(2)  Includes unearned policy and contract fees

(3)  Includes policy and contract fees

(4)  Applies only to property and liability insurance

(5)  Includes reserve transfers

See accompanying report of independent registered public accounting firm.

                         SECURIAN LIFE INSURANCE COMPANY
                            SCHEDULE IV - REINSURANCE
                  YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006

                                                                                                           PERCENTAGE
                                                             CEDED TO        ASSUMED                       OF AMOUNT
                                              GROSS            OTHER        FROM OTHER         NET          ASSUMED
                                             AMOUNT          COMPANIES      COMPANIES        AMOUNT          TO NET
                                         --------------   --------------   -----------   --------------   -----------
2008:
   Life insurance in force               $4,365,468,266   $1,020,995,000   $13,695,734   $3,358,169,000       0.4%
                                         ==============   ==============   ===========   ==============
   Premiums:
      Life insurance                     $    6,102,232   $    1,018,071   $    51,953   $    5,136,114       1.0%
      Accident and health insurance          31,590,069            2,679       114,472       31,701,862       0.4%
      Annuity                                        --               --            --               --       0.0%
                                         --------------   --------------   -----------   --------------
         Total premiums                  $   37,692,301   $    1,020,750   $   166,425   $   36,837,976       0.5%
                                         ==============   ==============   ===========   ==============
2007:
   Life insurance in force               $4,211,959,000   $  847,516,000   $16,987,000   $3,381,430,000       0.5%
                                         ==============   ==============   ===========   ==============
   Premiums:
      Life insurance                     $    4,412,272   $      598,915   $        --   $    3,813,357       0.0%
      Accident and health insurance          30,712,027               --            --       30,712,027       0.0%
      Annuity                                        --               --            --               --       0.0%
                                         --------------   --------------   -----------   --------------
         Total premiums                  $   35,124,299   $      598,915   $        --   $   34,525,384       0.0%
                                         ==============   ==============   ===========   ==============
2006:
   Life insurance in force               $1,544,941,000   $  424,701,000   $        --   $1,120,240,000       0.0%
                                         ==============   ==============   ===========   ==============
   Premiums:
      Life insurance                     $      215,492   $      123,424   $        --   $       92,068       0.0%
      Accident and health insurance          20,718,201               --            --       20,718,201       0.0%
      Annuity                                    19,816               --            --           19,816       0.0%
                                         --------------   --------------   -----------   --------------
         Total premiums                  $   20,953,509   $      123,424   $        --   $   20,830,085       0.0%
                                         ==============   ==============   ===========   ==============

See accompanying report of independent registered public accounting firm.

                            PART C: OTHER INFORMATION

Item Number     Caption in Other Information

    26.         Exhibits

    27.         Directors and Officers of the Depositor

    28. Persons Controlled by or Under Common Control with the Depositor or the Registrant

    29.         Indemnification

    30.         Principal Underwriters

    31.         Location of Accounts and Records

    32.         Management Services

    33.         Fee Representation

                            PART C: OTHER INFORMATION

ITEM 26.  EXHIBITS

The exhibits to this Registration Statement are listed in the Exhibit Index hereto and are incorporated herein by reference.

ITEM 27.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME AND PRINCIPAL              POSITION AND OFFICES
BUSINESS ADDRESS                WITH SECURIAN LIFE
------------------              --------------------
Brian C. Anderson               Second Vice President
400 Robert Street North
St. Paul, MN 55101

Alfrieda B. Baldwin             Director, Assistant Secretary and Counsel
400 Robert Street North
St. Paul, MN 55101

Jenean C. Cordon                Vice President
400 Robert Street North
St. Paul, MN 55101

Susan L. Ebertz                 Vice President - Group Insurance Services
400 Robert Street North
St. Paul, MN 55101

Robert J. Ehren                 Senior Vice President
400 Robert Street North
St. Paul, MN 55101

Craig J. Frisvold               Vice President
400 Robert Street North
St. Paul, MN 55101

Thomas A. Gustafson             Second Vice President
400 Robert Street North
St. Paul, MN 55101

Mark B. Hier                    Second Vice President
400 Robert Street North
St. Paul, MN 55101

James E. Johnson                Director and Executive Vice President
400 Robert Street North
St. Paul, MN 55101

Wilford J. Kavanaugh            Senior Vice President
400 Robert Street North
St. Paul, MN 55101

Daniel H. Kruse                 Second Vice President and Actuary
400 Robert Street North
St. Paul, MN 55101

David J. LePlavy                Vice President, Treasurer and Controller
400 Robert Street North
St. Paul, MN 55101

Richard L. Manke                Vice President
400 Robert Street North
St. Paul, MN 55101

Jean Delaney Nelson             Senior Vice President
400 Robert Street North
St. Paul, MN 55101

Maria H. O'Phelan               Second Vice President
400 Robert Street North
St. Paul, MN 55101

Robert M. Olafson               Director and Senior Vice President
400 Robert Street North
St. Paul, MN  55101

H. Geoffrey Peterson            Vice President
400 Robert Street North
St. Paul, MN 55101

Kathleen L. Pinkett             Vice President
400 Robert Street North
St. Paul, MN 55101

Dennis E. Prohofsky             Secretary
400 Robert Street North
St. Paul, MN 55101

Dwayne C. Radel                 Director, Senior Vice President and General
400 Robert Street North         Counsel
St. Paul, MN 55101

Robert L. Senkler               Chairman of the Board, Chief Executive Officer
400 Robert Street North         and President
St. Paul, MN 55101

Nancy R. Swanson                Second Vice President
400 Robert Street North
St. Paul, MN 55101

Randy F. Wallake                Executive Vice President
400 Robert Street North
St. Paul, MN 55101

Loyall E. Wilson                Second Vice President
400 Robert Street North
St. Paul, MN 55101

Nancy L. Winter                 Second Vice President
400 Robert Street North
St. Paul, MN 55101

Warren J. Zaccaro               Director, Executive Vice President and
400 Robert Street North         Chief Financial Officer
St. Paul, MN 55101

ITEM 28. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH SECURIAN LIFE INSURANCE COMPANY OR SECURIAN LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

Wholly-owned subsidiary of Minnesota Mutual Companies, Inc.:

      Securian Holding Company (Delaware)

Wholly-owned subsidiaries of Securian Holding Company:

      Securian Financial Group, Inc. (Delaware)
      Capitol City Property Management, Inc.
      Robert Street Property Management, Inc.

Wholly-owned subsidiaries of Securian Financial Group, Inc.:

      Minnesota Life Insurance Company
      Securian Financial Network, Inc.
      Securian Ventures, Inc.
      Advantus Capital Management, Inc.
      Securian Financial Services, Inc.
      Securian Casualty Company
      CNL Financial Corporation (Georgia)

      Capital Financial Group, Inc. (Maryland)
      H. Beck, Inc. (Maryland)
      CFG Insurance Services, Inc. (Maryland)

Wholly-owned subsidiaries of Minnesota Life Insurance Company:

      Personal Finance Company LLC (Delaware)
      Allied Solutions, LLC (Indiana)
      Enterprise Holding Corporation
      Securian Life Insurance Company

Wholly-owned subsidiaries of Enterprise Holding Corporation:

      Financial Ink Corporation
      Oakleaf Service Corporation
      Lafayette Litho, Inc.
      MIMLIC Funding, Inc.
      MCM Funding 1997-1, Inc.
      MCM Funding 1998-1, Inc.


Wholly-owned subsidiaries of CNL Financial Corporation:

      Cherokee National Life Insurance Company (Georgia)
      CNL/Insurance America, Inc. (Georgia)
      CNL/Resource Marketing Corporation (Georgia)

Majority-owned subsidiary of Securian Financial Group, Inc.:

      Securian Trust Company, N.A.

Open-end registered investment company offering shares to separate accounts of Securian Life Insurance Company and Minnesota Life Insurance Company:

      Advantus Series Fund, Inc.

Fifty percent-owned subsidiary of Enterprise Holding Corporation:

      CRI Securities, LLC

Unless indicated otherwise parenthetically, each of the above corporations is a Minnesota corporation.

ITEM 29.  INDEMNIFICATION

The State of Minnesota has an indemnification statute (Minnesota Statutes 300.083), as amended, effective January 1, 1984, which requires indemnification of individuals only under the circumstances described by the statute. Expenses incurred in the defense of any action, including attorneys' fees, may be advanced to the individual after written request by the board of directors upon receiving an undertaking from the individual to repay any amount advanced unless it is ultimately determined that he or she is entitled to be indemnified by the corporation as authorized by the statute and after a determination that the facts then known to those making the determination would not preclude indemnification.

Indemnification is required for persons made a part to a proceeding by reason of their official capacity so long as they acted in good faith, received no improper personal benefit and have not been indemnified by another organization. In the case of a criminal proceeding, they must also have had no reasonable cause to believe the conduct was unlawful. In respect to other acts arising out of official capacity: (1) where the person is acting directly for the corporation there must be a reasonable belief by the person that his or her conduct was in the best interests of the corporation or, (2) where the person is serving another organization or plan at the request of the corporation, the person must have reasonably believed that his or her conduct was not opposed to the best interests of the corporation. In the case of persons not directors, officers or policy-making employees, determination of eligibility for indemnification may be made by a board-appointed committee of which a director is a member. For other employees, directors and officers, the determination of eligibility is made by the Board or a committee of the Board, special legal counsel, the shareholder of the corporation or pursuant to a judicial proceeding.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Securian Life Insurance Company and Securian Life Variable Universal Life Account pursuant to the foregoing provisions, or otherwise, Securian Life Insurance Company and Securian Life Variable Universal Life Account have been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Securian Life Insurance Company and Securian Life Variable Universal Life Account of expenses incurred or paid by a director, officer or controlling person of Securian

Life Insurance Company and Securian Life Variable Universal Life Account in the successful defense of any action, suit or proceeding) is asserted by such director, officer of controlling person in connection with the securities being registered, Securian Life Insurance Company and Securian Life Variable Life will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 30.  PRINCIPAL UNDERWRITERS

          (a) Securian Financial Services, Inc. currently acts as a principal underwriter for the following investment companies:

                Variable Fund D
                Variable Annuity Account
                Minnesota Life Variable Life Account
                Minnesota Life Variable Universal Life Account
                Securian Life Variable Universal Life Account
                Minnesota Life Individual Variable Universal Life Account

          (b)   Directors and officers of Securian Financial Services, Inc.:

                                        POSITIONS AND
NAME AND PRINCIPAL                      OFFICES
BUSINESS ADDRESS                        WITH UNDERWRITER
------------------                      ----------------
George I. Connolly                      President, Chief Executive
Securian Financial Services, Inc.       Officer and Director
400 Robert Street North
St. Paul, Minnesota 55101

Lynda S. Czarnetzki                     Vice President - Financial Management
Securian Financial Services, Inc.       and Treasurer
400 Robert Street North
St. Paul, Minnesota 55101

Richard A. Diehl                        Vice President and Chief
Securian Financial Services, Inc.       Investment Officer
400 Robert Street North
St. Paul, Minnesota 55101

Dwayne C. Radel                         Director
Minnesota Life
  Insurance Company
400 Robert Street North
St. Paul, Minnesota 55101

Loyall E. Wilson                        Vice President, Chief
Securian Financial Services, Inc.       Compliance Officer and
400 Robert Street North                 Secretary
St. Paul, Minnesota 55101

Scott C. Thorson                        Vice President - Operations
Securian Financial Services, Inc.
400 Robert Street North
St. Paul, Minnesota 55101

Warren J. Zaccaro                       Director
Minnesota Life
  Insurance Company
400 Robert Street North
St. Paul, Minnesota 55101

Suzanne M. Chochrek                     Vice President - Business
Securian Financial Services, Inc.       and Market Development
400 Robert Street North
St. Paul, Minnesota 55101

Kimberly K. Carpenter                   Assistant Secretary
Securian Financial Services, Inc.
400 Robert Street North
St. Paul, Minnesota 55101

Allen L. Peterson                       Assistant Secretary
Securian Financial Services, Inc.
400 Robert Street North
St. Paul, Minnesota 55101

Janet M. Hill                           Assistant Secretary
Securian Financial Services, Inc.
400 Robert Street North
St. Paul, Minnesota 55101

Jay R. Brown                            Assistant Secretary
Securian Financial Services, Inc.
400 Robert Street North
St. Paul, Minnesota 55101

          (c) All commissions and other compensation received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year:

      NAME OF          NET UNDERWRITING   COMPENSATION ON
     PRINCIPAL          DISCOUNTS AND      REDEMPTION OR     BROKERAGE       OTHER
    UNDERWRITER          COMMISSIONS       ANNUITIZATION    COMMISSIONS   COMPENSATION
    -----------        ----------------   ---------------   -----------   ------------
Securian Financial,
 Services Inc.               -0-                --              --             --

ITEM 31.  LOCATION OF ACCOUNTS AND RECORDS

The accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are in the physical possession of Securian Life Insurance Company, St. Paul, Minnesota 55101.

ITEM 32.  MANAGEMENT SERVICES

None.

ITEM 33.  FEE REPRESENTATION

Securian Life Insurance Company hereby represents that, as to the variable life insurance group contracts and certificates which are the subject of this Registration Statement, File No. 333-132009, the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by Securian Life Insurance Company.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Securian Life Variable Universal Life Account, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Saint Paul, and State of Minnesota, on the 27th day of April, 2009.

                                   SECURIAN LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                                                     (Registrant)

                              By:  SECURIAN LIFE INSURANCE COMPANY
                                                     (Depositor)


                                   By /s/ Robert L. Senkler
                                     -------------------------------------------
                                                    Robert L. Senkler
                                                 Chairman of the Board,
                                          President and Chief Executive Officer


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in their capacities with the Depositor and on the date indicated.

        SIGNATURE                    TITLE                          DATE
        ---------                    -----                          ----
/s/ Robert L. Senkler
--------------------------------     President, Chairman and        April 27, 2009
Robert L. Senkler                    Chief Executive Officer

*                                    Director
--------------------------------
Alfrieda B. Baldwin

*                                    Director
--------------------------------
Leslie J. Chapman

*                                    Director
--------------------------------
James E. Johnson

*                                    Director
--------------------------------
Robert M. Olafson


        SIGNATURE                    TITLE                          DATE
        ---------                    -----                          ----
*                                    Director
--------------------------------
Dwayne C. Radel

*
--------------------------------     Director
Warren J. Zaccaro

/s/ Warren J. Zaccaro
--------------------------------     Executive Vice President       April 27, 2009
Warren J. Zaccaro                    and Chief Financial Officer
                                     (chief financial officer)

/s/ Warren J. Zaccaro
--------------------------------     Executive Vice President       April 27, 2009
Warren J. Zaccaro                    and Chief Financial Officer
                                     (chief accounting officer)

/s/ David J. LePlavy
--------------------------------     Vice President,                April 27, 2009
David J. LePlavy                     Treasurer and Controller
                                     (treasurer)

/s/ Dwayne C. Radel
--------------------------------     Attorney-in-Fact               April 27, 2009
Dwayne C. Radel


* Pursuant to power of attorney dated April 14, 2009, filed as Exhibit 26(r) to this Registration Statement.

                                  EXHIBIT INDEX

EXHIBIT NUMBER   DESCRIPTION OF EXHIBIT
--------------   ----------------------
26(a)            Resolution of the Board of Directors of the Securian Life
                 Insurance Company dated December 1, 2004, previously filed on
                 February 23, 2006 as Exhibit 26(a) to the Registrant's Form
                 N-6, File Number 333-132009, Initial Registration Statement, is hereby incorporated by reference.

26(b)            Not Applicable.

26(c)(1) Amended and Restated Distribution Agreement between Securian Life Insurance Company and Securian Financial Services, Inc.

26(c)(2)         Agent Sales Agreement, previously filed on August 15, 2006 as
                 Exhibit 26(c)(2) to the Registrant's Form N-6, File Number 333-132009, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

26(c)(3) Sales Commission Schedule, previously filed on August 15, 2006 as Exhibit 26(c)(3) to the Registrant's Form N-6, File Number 333-132009, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

26(d)(1) Group Variable Universal Life Policy, form 04-30704, previously filed on February 23, 2006 as Exhibit 26(d)(1) to the Registrant's Form N-6, File Number 333-132009, Initial Registration Statement, is hereby incorporated by reference.

26(d)(2) Group Variable Universal Life Employee Certificate Of Insurance, form 04-30705, previously filed on February 23, 2006 as Exhibit 26(d)(2) to the Registrant's Form N-6, File Number 333-132009, Initial Registration Statement, is hereby incorporated by reference.

26(d)(3) Group Variable Universal Life Spouse Certificate Of Insurance, form 04-30706, previously filed on February 23, 2006 as Exhibit 26(d)(3) to the Registrant's Form N-6, File Number 333-132009, Initial Registration Statement, is hereby incorporated by reference.

26(d)(4) Policy Rider - Spouse Coverage, form 04-30707, previously filed on February 23, 2006 as Exhibit 26(d)(4) to the Registrant's Form N-6, File Number 333-132009, Initial Registration Statement, is hereby incorporated by reference.

26(d)(5) Policy Rider - Accelerated Benefits, form 04-30708, previously filed on February 23, 2006 as Exhibit 26(d)(5) to the Registrant's Form N-6, File Number 333-132009, Initial Registration Statement, is hereby incorporated by reference.

26(d)(6) Accelerated Benefits, Certificate Supplement, form 04-30709, previously filed on February 23, 2006 as Exhibit 26(d)(6) to the Registrant's Form N-6, File Number 333-132009, Initial Registration Statement, is hereby incorporated by reference.

26(d)(7) Policy Rider - Children's Term Life Benefit, form 04-30710, previously filed on February 23, 2006 as Exhibit 26(d)(7) to the Registrant's Form N-6, File Number 333-132009, Initial Registration Statement, is hereby incorporated by reference.

26(d)(8) Children's Term Life Benefit, Certificate Supplement, form 04-30711, previously filed on February 23, 2006 as Exhibit 26(d)(8) to the Registrant's Form N-6, File Number 333-132009, Initial Registration Statement, is hereby incorporated by reference.

26(d)(9) Waiver of Premium Policy Rider, form 04-30714, previously filed on February 23, 2006 as Exhibit 26(d)(9) to the Registrant's Form N-6, File Number 333-132009, Initial Registration Statement, is hereby incorporated by reference.

26(d)(10)        Waiver of Premium Certificate Supplement, form 04-30715,
                 previously filed on February 23, 2006 as Exhibit 26(d)(10) to the Registrant's Form N-6, File Number 333-132009, Initial
                 Registration Statement, is hereby incorporated by reference.

26(d)(11)        Policyholder Contribution Rider, form 04-30716, previously filed on February 23, 2006 as Exhibit 26(d)(11) to the Registrant's Form N-6, File Number 333-132009, Initial
                 Registration Statement, is hereby incorporated by reference.

26(d)(12)        Policyholder Contribution Certificate Supplement, form
                 04-30717, previously filed on February 23, 2006 as Exhibit
                 26(d)(12) to the Registrant's Form N-6, File Number 333-132009,
                 Initial Registration Statement, is hereby incorporated by reference.

26(d)(13)        Spouse and Child Term Life Insurance Policy Rider, form
                 04-30718, previously filed on February 23, 2006 as Exhibit
                 26(d)(13) to the Registrant's Form N-6, File Number 333-132009,
                 Initial Registration Statement, is hereby incorporated by reference.

26(d)(14)        Spouse and Child Term Life Insurance Certificate Supplement,
                 form 04-30719, previously filed on February 23, 2006 as Exhibit
                 26(d)(14) to the Registrant's Form N-6, File Number 333-132009,
                 Initial Registration Statement, is hereby incorporated by reference.

26(d)(15)        Group Policy Amendment, form 08-31045.

26(d)(16)        Certificate Endorsement, form 08-31046.

26(d)(17)        2001 CSO Tables, form 08-31051.

26(e)(1) Group Variable Universal Life Policy Application, form 04-30720, previously filed on February 23, 2006 as Exhibit 26(e)(1) to the Registrant's Form N-6, File Number 333-132009, Initial Registration Statement, is hereby incorporated by reference.

26(e)(2) Group Variable Universal Life Policy, Employee Enrollment, form 04-30722, previously filed on February 23, 2006 as Exhibit 26(e)(2) to the Registrant's Form N-6, File Number 333-132009, Initial Registration Statement, is hereby incorporated by reference.

26(e)(3) Group Variable Universal Life Policy, Spouse Enrollment, form 04-30723, previously filed on February 23, 2006 as Exhibit 26(e)(3) to the Registrant's Form N-6, File Number 333-132009, Initial Registration Statement, is hereby incorporated by reference.

26(e)(4) Group Variable Universal Life Policy, Evidence of Insurability, form 04-30721, previously filed on February 23, 2006 as Exhibit 26(e)(4) to the Registrant's Form N-6, File Number 333-132009, Initial Registration Statement, is hereby incorporated by reference.

26(f)(1)(a)      Charter of the Depositor, previously filed on February 23, 2006 as Exhibit 26(f)(1)(a) to the Registrant's Form N-6, File
                 Number 333-132009, Initial Registration Statement, is hereby incorporated by reference.

26(f)(1)(b)      Certificate of Amendment of Articles of Incorporation dated
                 February 15, 1988, previously filed on February 23, 2006 as
                 Exhibit 26(f)(1)(b) to the Registrant's Form N-6, File Number
                 333-132009, Initial Registration Statement, is hereby incorporated by reference.

26(f)(1)(c)      Certificate of Amendment of Articles of Incorporation dated
                 January 19, 1993, previously filed on February 23, 2006 as
                 Exhibit 26(f)(1)(c) to the Registrant's Form N-6, File Number
                 333-132009, Initial Registration Statement, is hereby incorporated by reference.

26(f)(1)(d)      Certificate of Amendment of Articles of Incorporation dated
                 September 29, 1993, previously filed on February 23, 2006 as
                 Exhibit 26(f)(1)(d) to the Registrant's Form N-6, File Number
                 333-132009, Initial Registration Statement, is hereby incorporated by reference.

26(f)(1)(e)      Certificate of Amendment of Articles of Incorporation dated
                 November 21, 2002, previously filed on February 23, 2006 as
                 Exhibit 26(f)(1)(e) to the Registrant's Form N-6, File Number
                 333-132009, Initial Registration Statement, is hereby incorporated by reference.

26(f)(1)(f)      Certificate of Amendment of Articles of Incorporation dated
                 February 17, 2004, previously filed on February 23, 2006 as
                 Exhibit 26(f)(1)(f) to the Registrant's Form N-6, File Number
                 333-132009, Initial Registration Statement, is hereby incorporated by reference.

26(f)(2) Bylaws of the Depositor, previously filed on February 23, 2006 as Exhibit 26(f)(2) to the Registrant's Form N-6, File Number 333-132009, Initial Registration Statement, is hereby incorporated by reference.

26(g)(1) Automatic Reinsurance Agreement between Northstar Life Insurance Company and Swiss Re Life & Health America Inc., previously filed on April 20, 2007 as Exhibit 26(g)(1) to the Registrant's Form N-6, File Number 333-132009, Post-Effective Amendment Number 1, is hereby incorporated by reference.

26(g)(2) Amendment No. 1 to Automatic Reinsurance Agreement between Northstar Life Insurance Company and Swiss Re Life & Health America Inc., previously filed on April 20, 2007 as Exhibit 26(g)(2) to the Registrant's Form N-6, File Number 333-132009, Post-Effective Amendment Number 1, is hereby incorporated by reference.

26(g)(3) Amendment No. 2 to Automatic Reinsurance Agreement between Northstar Life Insurance Company and Swiss Re Life & Health America Inc., previously filed on April 20, 2007 as Exhibit 26(g)(3) to the Registrant's Form N-6, File Number 333-132009, Post-Effective Amendment Number 1, is hereby incorporated by reference.

26(g)(4) Amendment No. 3 to Automatic Reinsurance Agreement between Northstar Life Insurance Company, Securian Life Insurance Company and Swiss Re Life & Health America Inc., previously filed on April 20, 2007 as Exhibit 26(g)(4) to the Registrant's Form N-6, File Number 333-132009, Post-Effective Amendment Number 1, is hereby incorporated by reference.

26(h)(1)(a)      Participation Agreement among Advantus Series Fund, Inc.,
                 Advantus Capital Management, Inc. and Securian Life Insurance
                 Company, previously filed on August 15, 2006 as Exhibit

                 26(h)(1) to the Registrant's Form N-6, File Number 333-132009, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

26(h)(1)(b)      Shareholder Information Agreement between Advantus Series
                 Fund, Inc., and Securian Life Insurance Company, previously filed on April 20, 2007 as Exhibit 26(h)(1)(b) to the Registrant's Form N-6, File Number 333-132009, Post-Effective
                 Amendment Number 1, is hereby incorporated by reference.

26(h)(2)(a)      Fund Participation Agreement between Janus Aspen Series, Janus
                 Distributors, Inc. and Securian Life Insurance Company, previously filed on August 15, 2006 as Exhibit 26(h)(2) to the Registrant's Form N-6, File Number 333-132009, Pre-Effective
                 Amendment Number 1, is hereby incorporated by reference.

26(h)(2)(b)      Rule 22c-2 Shareholder Information Agreement between Janus
                 Capital Management, LLC, Janus Services LLC, Janus
                 Distributors LLC, and Janus Aspen Series and Securian Life
                 Insurance Company, previously filed on April 20, 2007 as
                 Exhibit 26(h)(2)(b) to the Registrant's Form N-6, File
                 Number 333-132009, Post-Effective Amendment Number 1, is hereby incorporated by reference.

26(h)(3) Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and Securian Life Insurance Company, previously filed on August 15, 2006 as Exhibit 26(h)(3) to the Registrant's Form N-6, File Number 333-132009, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

26(h)(4)(a)      Target Funds Participation Agreement between Securian Life
                 Insurance Company and Waddell & Reed, Inc., previously filed on August 15, 2006 as Exhibit 26(h)(4) to the Registrant's Form
                 N-6, File Number 333-132009, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

26(h)(4)(b)      Shareholder Information Agreement among Ivy Funds
                 Distributor, Inc, Waddell & Reed, Inc. and Securian Life
                 Insurance Company, previously filed on April 20, 2007 as
                 Exhibit 26(h)(4)(b) to the Registrant's Form N-6, File Number
                 333-132009, Post-Effective Amendment Number 1, is hereby incorporated by reference.

26(h)(5) Fund Shareholder Services Agreement between Securian Life Insurance Company and Securian Financial Services, Inc. , previously filed on August 15, 2006 as Exhibit 26(h)(5) to the Registrant's Form N-6, File Number 333-132009, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

26(i) Administrative Services Agreement between Securian Life Insurance Company and Securian Financial Group, Inc. , previously filed on August 15, 2006 as Exhibit 26(i) to the Registrant's Form N-6, File Number 333-132009, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

26(i)(1)(a)      Investment Accounting Agreement between Securian Life Insurance
                 Company and State Street Bank and Trust Company, previously filed on August 15, 2006 as Exhibit 26(i)(1)(a) to the Registrant's Form N-6, File Number 333-132009, Pre-Effective
                 Amendment Number 1, is hereby incorporated by reference.

26(i)(1)(b)      First Amendment to Investment Accounting Agreement between
                 Securian Life Insurance Company and State Street Bank and Trust
                 Company, previously filed on August 15, 2006 as Exhibit
                 26(i)(1)(b) to the Registrant's Form N-6, File Number
                 333-132009, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

26(i)(2)(a)      Administration Agreement between Securian Life Insurance
                 Company and State Street Bank and Trust Company, previously filed on August 15, 2006 as Exhibit 26(i)(2)(a) to the Registrant's Form N-6, File Number 333-132009, Pre-Effective
                 Amendment Number 1, is hereby incorporated by reference.

26(i)(2)(b)      First Amendment to Administration Agreement between Securian
                 Life Insurance Company and State Street Bank and Trust Company, previously filed on August 15, 2006 as Exhibit 26(i)(2)(b) to the Registrant's Form N-6, File Number 333-132009,
                 Pre-Effective Amendment Number 1, is hereby incorporated by reference.

26(j)            Not Applicable.

26(k)            Opinion and consent of Ted Schmelzle, Esq.

26(l)            Actuarial opinion of Brian C. Anderson, FSA.

26(m)            Calculation.

26(n)            Consent of KPMG LLP.

26(o)            Not Applicable.

26(p)            Not Applicable.

26(q)            Redeemability exemption, previously filed on August 15, 2006 as
                 Exhibit 26(q) to the Registrant's Form N-6, File Number 333-132009, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

26(r) Securian Life Insurance Company - Power of Attorney to Sign Registration Statements.